Dear Shareholder:

In the last shareholder report, I mentioned several changes being implemented to better meet your investment needs. Within the funds sub-advised by Invista Capital Management, we revised a number of our investment processes, added new quantitative tools, and added several new portfolio managers. I'm pleased to report that these changes are beginning to pay off. In recent weeks, Barron's, The Wall Street Journal, Mutual Funds Magazine Best in Class, and several other financial publications have recognized Principal Mutual Funds.

In January 2001, we expanded our Principal Partners Funds line-up. Sub-advisors outside the Principal Financial Group(R) family of companies manage these funds. Our new Partners funds offer you even more opportunities to diversify by management style:

o Principal Partners LargeCap Blend Fund. Managed by sub-advisor Federated Investment Management Company (Federated) - one of the largest investment management organizations in the country. Federated manages over $146 billion in assets and has over 45 years of experience in the mutual fund business.
o Principal Partners LargeCap Value Fund. Managed by sub-advisor Bernstein Investment Research and Management (Bernstein) - a unit of Alliance Capital Management LP (Alliance). Bernstein, together with Alliance, manages $454 billion in assets and is a premier provider of investment research for leading money managers worldwide.
o Principal Partners SmallCap Growth Fund. Managed by sub-advisor Berger LLC (Berger) - a niche player in the growth equity mutual fund market. Berger, headquartered in Denver, Colorado, is majority owned by Stilwell Management, Inc., which in turn is 100% owned by Stilwell Financial Inc.

As I'm sure you are aware, lots of talk has been circulating about the economy and the volatile markets of the first quarter. Although the decline of the markets in the last few quarters dented investor and business confidence, the economy is still holding up reasonably well. At Principal Mutual Funds, we want you to make informed investment decisions and keep things in perspective--particularly when the market isn't performing smoothly. To do this, it's a good idea to remember the importance of several time-tested strategies: maintain a long-term perspective, invest regularly and consistently, and diversify. All are elements of successful investing.

We're committed to providing you with tools, such as asset allocation and dollar-cost averaging programs, designed to help you follow your investment strategy and reach your long-term goals. Call your registered representative for more details. In times like these, their investment expertise is more valuable to you than ever.

Sincerely,



\s\ Ralph C. Eucher
President
Principal Mutual Funds




Past performance is not a guarantee of future results. No investment strategy can guarantee a profit or protect against loss in periods of declining markets. Periodic investment plans do not assure a profit nor do they protect against loss in declining markets. Dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels, so the investor should consider his/her financial ability to continue purchases through periods of low price levels. Investing in the Principal Partners SmallCap Fund involves more abrupt or erratic market movements and greater risk to the principal amount invested than an investment in a fund investing in Large Capital stocks.
                                Table of Contents
                                                                            Page
Domestic Growth Funds Financial Statements and Highlights
   Statements of Assets and Liabilities..................................      2
   Statements of Operations..............................................     10
   Statements of Changes in Net Assets...................................     18
   Notes to Financial Statements.........................................     26
   Schedules of Investments
     Balanced Fund.......................................................     40
     Blue Chip Fund......................................................     47
     Capital Value Fund..................................................     50
     Growth Fund.........................................................     52
     LargeCap Stock Index Fund...........................................     54
     MidCap Fund.........................................................     63
     Partners Equity Growth Fund.........................................     66
     Partners LargeCap Blend Fund........................................     68
     Partners LargeCap Growth Fund.......................................     71
     Partners LargeCap Value Fund........................................     72
     Partners MidCap Growth Fund.........................................     75
     Partners SmallCap Growth Fund.......................................     78
     Real Estate Fund....................................................     81
     SmallCap Fund.......................................................     82
     Utilities Fund......................................................     87
   Financial Highlights..................................................     90
International Growth Funds Financial Statements and Highlights
   Statements of Assets and Liabilities..................................    120
   Statements of Operations..............................................    123
   Statements of Changes in Net Assets...................................    126
   Notes to Financial Statements.........................................    129
   Schedules of Investments
     European Equity Fund................................................    138
     International Emerging Markets Fund.................................    140
     International Fund..................................................    143
     International SmallCap Fund.........................................    146
     Pacific Basin Fund..................................................    150
   Financial Highlights..................................................    154
Income Funds Financial Statements and Highlights
   Statements of Assets and Liabilities..................................    164
   Statements of Operations..............................................    167
   Statements of Changes in Net Assets...................................    170
   Notes to Financial Statements.........................................    173
   Schedules of Investments
     Bond Fund...........................................................    180
     Government Securities Income Fund...................................    183
     High Yield Fund.....................................................    184
     Limited Term Bond Fund..............................................    187
     Tax-Exempt Bond Fund................................................    189
   Financial Highlights..................................................    192
Money Market Fund Financial Statements and Highlights
   Statement of Assets and Liabilities...................................    202
   Statement of Operations...............................................    203
   Statements of Changes in Net Assets...................................    204
   Notes to Financial Statements.........................................    205
   Schedule of Investments
     Cash Management Fund................................................    208
   Financial Highlights..................................................    212

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                   BALANCED        BLUE CHIP
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $129,748,567    $228,630,492
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $128,736,545    $233,041,960
Cash...........................................       509,172          10,000
Receivables:
 Capital Shares sold...........................       158,334          95,158
 Dividends and interest........................       596,444         153,191
 Investment securities sold....................     1,428,965              --
Collateral on securities loaned, at value......            --      17,427,113
Other assets...................................         4,853           2,770
                                                 ------------    ------------
                                   Total Assets   131,434,313     250,730,192
LIABILITIES
Accrued expenses...............................        98,696         120,066
Payables:
 Capital Shares reacquired.....................         1,525          26,050
 Investment securities purchased...............     3,718,238              --
Collateral obligation on securities loaned, at
 value.........................................            --      17,427,113
                                                 ------------    ------------
                              Total Liabilities     3,818,459      17,573,229
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $127,615,854    $233,156,963
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $129,427,572    $220,254,213
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       208,641        (344,821)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (1,008,337)      8,836,103
Net unrealized appreciation (depreciation) of
 investments...................................    (1,012,022)      4,411,468
                                                 ------------    ------------
                               Total Net Assets  $127,615,854    $233,156,963
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets............................  $ 86,411,518    $144,259,267
  Shares issued and outstanding................     6,552,206       7,134,379
  Net asset value per share....................  $      13.19    $      20.22
  Maximum offering price per share (a) ........  $      13.85    $      21.23
                                                 ============    ============

Class B: Net Assets............................  $ 19,340,738    $ 46,336,261
  Shares issued and outstanding................     1,473,104       2,336,471
  Net asset value per share (b) ...............  $      13.13    $      19.83
                                                 ============    ============

Class C: Net Assets............................  $    380,238    $  1,323,083
  Shares issued and outstanding................        29,266          66,384
  Net asset value per share (b) ...............  $      12.99    $      19.93
                                                 ============    ============

Class R: Net Assets............................  $ 21,483,360    $ 41,238,352
  Shares issued and outstanding................     1,643,722       2,061,697
  Net asset value per share....................  $      13.07    $      20.00
                                                 ============    ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                 CAPITAL VALUE      GROWTH
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $475,439,320    $524,267,182
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $513,960,681    $494,354,141
Cash...........................................        10,001          10,000
Receivables:
 Capital Shares sold...........................       125,828         175,784
 Dividends and interest........................       502,008         236,021
Other assets...................................        28,059          13,768
                                                 ------------    ------------
                                   Total Assets   514,626,577     494,789,714
LIABILITIES
Accrued expenses...............................       233,959          19,513
Payables:
 Capital Shares reacquired.....................       186,345         408,019
                                                 ------------    ------------
                              Total Liabilities       420,304         427,532
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $514,206,273    $494,362,182
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $477,791,396    $565,502,230
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............     1,055,112      (2,283,798)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (3,161,596)    (38,943,209)
Net unrealized appreciation (depreciation) of
 investments...................................    38,521,361     (29,913,041)
                                                 ------------    ------------
                               Total Net Assets  $514,206,273    $494,362,182
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets............................  $443,894,332    $370,519,673
  Shares issued and outstanding................    18,811,840      11,008,206
  Net asset value per share....................  $      23.60    $      33.66
  Maximum offering price per share (a) ........  $      24.78    $      35.34
                                                 ============    ============

Class B: Net Assets............................  $ 38,377,033    $ 80,106,806
  Shares issued and outstanding................     1,637,914       2,428,721
  Net asset value per share (b) ...............  $      23.43    $      32.98
                                                 ============    ============

Class C: Net Assets............................  $    675,144    $  1,785,380
  Shares issued and outstanding................        29,253          54,604
  Net asset value per share (b) ...............  $      23.08    $      32.70
                                                 ============    ============

Class R: Net Assets............................  $ 31,259,764    $ 41,950,323
  Shares issued and outstanding................     1,335,942       1,273,462
  Net asset value per share....................  $      23.40    $      32.94
                                                 ============    ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  PRINCIPAL        PRINCIPAL
                                                LARGECAP STOCK       MIDCAP
                                               INDEX FUND, INC.    FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ...........   $ 44,293,160      $408,028,050
                                                ============      ============
ASSETS
Investment in securities--at value...........   $ 41,097,897      $474,850,502
Cash.........................................         25,255            39,995
Receivables:
 Capital Shares sold.........................         32,411             5,963
 Dividends and interest......................         24,065           199,836
Collateral on securities loaned, at value....             --        47,217,549
Other assets.................................             --             5,339
Prepaid expenses.............................         48,807                --
                                                ------------      ------------
                                 Total Assets     41,228,435       522,319,184
LIABILITIES
Accrued expenses.............................             --           191,394
Payables:
 Capital Shares reacquired...................             --         1,144,793
 Investment securities purchased.............             --           411,890
 Variation margin on futures contracts.......          6,300                --
Collateral obligation on securities loaned,
 at value....................................             --        47,217,549
                                                ------------      ------------
                            Total Liabilities          6,300        48,965,626
                                                ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES .   $ 41,222,135      $473,353,558
                                                ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital   $ 45,240,264      $392,946,330
Accumulated undistributed (overdistributed)
 net investment income (operating loss)......         27,195           277,432
Accumulated undistributed (overdistributed)
 net realized gain (loss)....................       (850,061)       13,307,344
Net unrealized appreciation (depreciation) of
 investments.................................     (3,195,263)       66,822,452
                                                ------------      ------------
                             Total Net Assets   $ 41,222,135      $473,353,558
                                                ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized............................    100,000,000       100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets..........................   $ 15,100,410      $360,401,168
  Shares issued and outstanding..............      1,635,292         9,818,335
  Net asset value per share..................   $       9.23      $      36.71
  Maximum offering price per share (a) ......   $       9.37      $      38.54
                                                ============      ============

Class B: Net Assets..........................   $  4,349,052      $ 79,437,456
  Shares issued and outstanding..............        471,058         2,248,888
  Net asset value per share (b) .............   $       9.23      $      35.32
                                                ============      ============

Class C: Net Assets..........................   $  1,424,990      $    959,072
  Shares issued and outstanding..............        154,544            27,235
  Net asset value per share (b) .............   $       9.22      $      35.21
                                                ============      ============

Class R: Net Assets..........................   $ 20,347,683      $ 32,555,862
  Shares issued and outstanding..............      2,206,971           920,427
  Net asset value per share..................   $       9.22      $      35.37
                                                ============      ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value for Principal LargeCap Stock Index Fund, Inc. and 4.75% of the offering price or 4.99% of the net asset value for Principal MidCap Fund, Inc.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS EQUITY    PARTNERS LARGECAP
                                         GROWTH FUND, INC.   BLEND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 76,233,500        $  5,466,760
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 69,238,242        $  5,681,107
Cash...................................       1,709,385             895,225
Receivables:
 Capital Shares sold...................             217              48,827
 Dividends and interest................          43,900               7,911
 Investment securities sold............         545,709              21,406
Prepaid expenses.......................          11,811                  --
                                           ------------        ------------
                           Total Assets      71,549,264           6,654,476
LIABILITIES
Accrued expenses.......................              --              29,835
Payables:
 Capital Shares reacquired.............          73,352                  --
 Investment securities purchased.......         214,951                  --
                                           ------------        ------------
                      Total Liabilities         288,303              29,835
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 71,260,961        $  6,624,641
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 88,710,845        $  6,553,523
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        (446,466)             (5,411)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................     (10,008,160)           (137,818)
Net unrealized appreciation
 (depreciation) of investments.........      (6,995,258)            214,347
                                           ------------        ------------
                       Total Net Assets    $ 71,260,961        $  6,624,641
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 42,965,760        $  4,075,667
  Shares issued and outstanding........       4,835,841             404,030
  Net asset value per share............    $       8.88        $      10.09
  Maximum offering price per share (a)     $       9.32        $      10.59
                                           ============        ============

Class B: Net Assets....................    $ 17,229,817        $  1,521,957
  Shares issued and outstanding........       1,958,993             151,267
  Net asset value per share (b) .......    $       8.80        $      10.06
                                           ============        ============

Class C: Net Assets....................    $  2,272,587        $  1,027,017
  Shares issued and outstanding........         258,599             102,084
  Net asset value per share (b) .......    $       8.79        $      10.06
                                           ============        ============

Class R: Net Assets....................    $  8,792,797
  Shares issued and outstanding........         995,742
  Net asset value per share............    $       8.83
                                           ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                         PARTNERS LARGECAP   PARTNERS LARGECAP
                                         GROWTH FUND, INC.   VALUE FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 11,924,584        $  6,377,699
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 11,980,937        $  6,607,489
Cash...................................         586,306             272,003
Receivables:
 Capital Shares sold...................             195              33,074
 Dividends and interest................           3,437               7,049
 Investment securities sold............              --              33,583
Prepaid expenses.......................          24,270                  --
                                           ------------        ------------
                           Total Assets      12,595,145           6,953,198
LIABILITIES
Accrued expenses.......................              --              30,513
Payables:
 Capital Shares reacquired.............          82,806                  --
                                           ------------        ------------
                      Total Liabilities          82,806              30,513
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 12,512,339        $  6,922,685
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 17,455,113        $  6,662,894
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............         (80,567)              3,277
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................      (4,918,560)             26,724
Net unrealized appreciation
 (depreciation) of investments.........          56,353             229,790
                                           ------------        ------------
                       Total Net Assets    $ 12,512,339        $  6,922,685
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $  7,222,393        $  4,427,682
  Shares issued and outstanding........       1,265,274             423,977
  Net asset value per share............    $       5.71        $      10.44
  Maximum offering price per share (a)     $       5.99        $      10.96
                                           ============        ============

Class B: Net Assets....................    $  2,822,352        $  1,418,539
  Shares issued and outstanding........         498,554             136,176
  Net asset value per share (b) .......    $       5.66        $      10.42
                                           ============        ============

Class C: Net Assets....................    $    701,825        $  1,076,464
  Shares issued and outstanding........         124,112             103,344
  Net asset value per share (b) .......    $       5.65        $      10.42
                                           ============        ============

Class R: Net Assets....................    $  1,765,769
  Shares issued and outstanding........         310,803
  Net asset value per share............    $       5.68
                                           ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL           PRINCIPAL
                                          PARTNERS MIDCAP    PARTNERS SMALLCAP
                                         GROWTH FUND, INC.   GROWTH FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....    $ 18,747,427        $  5,305,565
                                           ============        ============
ASSETS
Investment in securities--at value.....    $ 20,103,784        $  5,360,558
Cash...................................         846,330             484,503
Receivables:
 Capital Shares sold...................             155              33,363
 Dividends and interest................           4,437               1,119
 Investment securities sold............         562,890              58,912
Prepaid expenses.......................          43,368                  --
                                           ------------        ------------
                           Total Assets      21,560,964           5,938,455
LIABILITIES
Accrued expenses.......................              --              28,242
Payables:
 Capital Shares reacquired.............         118,655                  --
 Investment securities purchased.......         600,676             101,136
                                           ------------        ------------
                      Total Liabilities         719,331             129,378
                                           ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................    $ 20,841,633        $  5,809,077
                                           ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................    $ 28,057,709        $  6,410,750
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............        (165,813)            (25,349)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................      (8,406,620)           (631,317)
Net unrealized appreciation
 (depreciation) of investments.........       1,356,357              54,993
                                           ------------        ------------
                       Total Net Assets    $ 20,841,633        $  5,809,077
                                           ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................     100,000,000         100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................    $ 12,495,940        $  3,707,188
  Shares issued and outstanding........       2,021,407             423,184
  Net asset value per share............    $       6.18        $       8.76
  Maximum offering price per share (a)     $       6.49        $       9.20
                                           ============        ============

Class B: Net Assets....................    $  4,517,264        $  1,211,234
  Shares issued and outstanding........         737,441             138,644
  Net asset value per share (b) .......    $       6.13        $       8.74
                                           ============        ============

Class C: Net Assets....................    $  1,017,896        $    890,655
  Shares issued and outstanding........         166,187             101,947
  Net asset value per share (b) .......    $       6.13        $       8.74
                                           ============        ============

Class R: Net Assets....................    $  2,810,533
  Shares issued and outstanding........         457,239
  Net asset value per share............    $       6.15
                                           ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                  REAL ESTATE      SMALLCAP
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .............  $ 21,855,856    $118,511,247
                                                 ============    ============
ASSETS
Investment in securities--at value.............  $ 23,430,672    $104,495,859
Cash...........................................        10,000          11,630
Receivables:
 Capital Shares sold...........................        37,142             664
 Dividends and interest........................        54,258          45,664
 Investment securities sold....................            --       1,138,638
Collateral on securities loaned, at value......            --       4,737,900
Other assets...................................            --             831
                                                 ------------    ------------
                                   Total Assets    23,532,072     110,431,186
LIABILITIES
Accrued expenses...............................         1,045          36,751
Payables:
 Capital Shares reacquired.....................            --         279,247
 Investment securities purchased...............       226,294       1,664,847
Collateral obligation on securities loaned, at
 value.........................................            --       4,737,900
                                                 ------------    ------------
                              Total Liabilities       227,339       6,718,745
                                                 ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...  $ 23,304,733    $103,712,441
                                                 ============    ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital..  $ 23,381,117    $119,015,120
Accumulated undistributed (overdistributed) net
 investment income (operating loss)............       (49,040)       (355,343)
Accumulated undistributed (overdistributed) net
 realized gain (loss)..........................    (1,602,160)       (931,948)
Net unrealized appreciation (depreciation) of
 investments...................................     1,574,816     (14,015,388)
                                                 ------------    ------------
                               Total Net Assets  $ 23,304,733    $103,712,441
                                                 ============    ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized..............................   100,000,000     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets............................  $ 11,364,684    $ 62,105,654
  Shares issued and outstanding................     1,214,469       6,932,972
  Net asset value per share....................  $       9.36    $       8.96
  Maximum offering price per share (a) ........  $       9.83    $       9.41
                                                 ============    ============

Class B: Net Assets............................  $  5,256,579    $ 19,824,572
  Shares issued and outstanding................       563,934       2,274,741
  Net asset value per share (b) ...............  $       9.32    $       8.72
                                                 ============    ============

Class C: Net Assets............................  $    247,972    $  1,194,410
  Shares issued and outstanding................        26,502         136,132
  Net asset value per share (b) ...............  $       9.36    $       8.77
                                                 ============    ============

Class R: Net Assets............................  $  6,435,498    $ 20,587,805
  Shares issued and outstanding................       688,623       2,318,660
  Net asset value per share....................  $       9.35    $       8.88
                                                 ============    ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                   UTILITIES
                                                                  FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $113,449,469
                                                                 ============
ASSETS
Investment in securities--at value............................   $136,430,464
Cash..........................................................         10,002
Receivables:
 Capital Shares sold..........................................         88,310
 Dividends and interest.......................................        258,414
 Investment securities sold...................................        781,176
Other assets..................................................          1,674
                                                                 ------------
                                                  Total Assets    137,570,040
LIABILITIES
Accrued expenses..............................................         17,244
Payables:
 Capital Shares reacquired....................................         89,526
 Investment securities purchased..............................      3,078,585
                                                                 ------------
                                             Total Liabilities      3,185,355
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $134,384,685
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $113,078,250
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................        211,493
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................     (1,886,053)
Net unrealized appreciation (depreciation) of investments.....     22,980,995
                                                                 ------------
                                              Total Net Assets   $134,384,685
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...........................................   $101,155,244
  Shares issued and outstanding...............................      6,912,492
  Net asset value per share...................................   $      14.63
  Maximum offering price per share (a) .......................   $      15.36
                                                                 ============

Class B: Net Assets...........................................   $ 20,360,701
  Shares issued and outstanding...............................      1,394,273
  Net asset value per share (b) ..............................   $      14.60
                                                                 ============

Class C: Net Assets...........................................   $    853,409
  Shares issued and outstanding...............................         59,198
  Net asset value per share (b) ..............................   $      14.42
                                                                 ============

Class R: Net Assets...........................................   $ 12,015,331
  Shares issued and outstanding...............................        822,862
  Net asset value per share...................................   $      14.60
                                                                 ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                   PRINCIPAL       PRINCIPAL
                                                   BALANCED        BLUE CHIP
                                                  FUND, INC.      FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................  $    459,956    $  1,412,984
 Interest......................................     1,763,594         283,543
 Security lending..............................            --           7,244
                                                 ------------    ------------
                                   Total Income     2,223,550       1,703,771
Expenses:
 Management and investment advisory fees.......       382,346         733,017
 Distribution fees.............................       275,669         553,889
 Auditing and legal fees.......................         4,602           4,027
 Custodian fees................................         3,924           1,420
 Directors' fees...............................         3,743           5,105
 Registration fees.............................        25,041          43,265
 Shareholder reports...........................         7,507          16,309
 Transfer and administrative fees..............       304,202         683,536
 Other expenses................................         4,731           8,024
                                                 ------------    ------------
                                 Total Expenses     1,011,765       2,048,592
                                                 ------------    ------------
         Net Investment Income (Operating Loss)     1,211,785        (344,821)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.......................    (1,008,337)      9,213,591
Change in unrealized appreciation/depreciation
 of:
 Investments...................................    (9,621,211)    (51,853,916)
                                                 ------------    ------------
     Net Realized and Unrealized Gain (Loss) on
                                    Investments   (10,629,548)    (42,640,325)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations  $ (9,417,763)   $(42,985,146)
                                                 ============    ============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                  PRINCIPAL       PRINCIPAL
                                                CAPITAL VALUE       GROWTH
                                                 FUND, INC.       FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends....................................  $ 4,347,099     $   1,421,519
 Interest.....................................      365,221            97,870
                                                -----------     -------------
                                  Total Income    4,712,320         1,519,389
Expenses:
 Management and investment advisory fees......    1,443,308         1,581,154
 Distribution fees............................      482,901         1,040,560
 Auditing and legal fees......................        4,096             3,801
 Custodian fees...............................        2,432             2,492
 Directors' fees..............................        8,532            10,076
 Registration fees............................       46,504            43,027
 Shareholder reports..........................       17,722            27,079
 Transfer and administrative fees.............      595,917         1,073,397
 Other expenses...............................       18,263            21,601
                                                -----------     -------------
                                Total Expenses    2,619,675         3,803,187
                                                -----------     -------------
        Net Investment Income (Operating Loss)    2,092,645        (2,283,798)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions......................   (3,161,597)      (38,943,209)
Change in unrealized appreciation/depreciation
 of:
 Investments..................................   (3,309,215)     (151,571,655)
                                                -----------     -------------
    Net Realized and Unrealized Gain (Loss) on
                                   Investments   (6,470,812)     (190,514,864)
                                                -----------     -------------
         Net Increase (Decrease) in Net Assets
                     Resulting from Operations  $(4,378,167)    $(192,798,662)
                                                ===========     =============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PRINCIPAL         PRINCIPAL
                                               LARGECAP STOCK       MIDCAP
                                              INDEX FUND, INC.    FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................    $   193,994      $  2,493,133
 Interest...................................         58,427           640,259
 Security lending...........................             --            28,024
                                                -----------      ------------
                                Total Income        252,421         3,161,416
Expenses:
 Management and investment advisory fees....         56,843         1,286,082
 Distribution fees..........................         62,776           740,355
 Auditing and legal fees....................          2,020             4,254
 Custodian fees.............................         22,728             6,040
 Directors' fees............................          1,813             8,546
 Registration fees..........................          9,894            30,640
 Shareholder reports........................            605            22,960
 Transfer and administrative fees...........         84,559           770,496
 Other expenses.............................            730            14,611
                                                -----------      ------------
                        Total Gross Expenses        241,968         2,883,984
 Less: Management and investment advisory
  fees waived...............................         51,405                --
                                                -----------      ------------
                          Total Net Expenses        190,563                --
                                                -----------      ------------
      Net Investment Income (Operating Loss)         61,858           277,432

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions....................       (402,845)       13,287,880
 Futures contracts..........................       (500,597)               --
 Other investment companies.................             --            19,466
Change in unrealized
 appreciation/depreciation of:
 Investments................................     (3,111,535)      (10,221,900)
 Futures contracts..........................        117,024                --
                                                -----------      ------------
  Net Realized and Unrealized Gain (Loss) on
                                 Investments     (3,897,953)        3,085,446
                                                -----------      ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $(3,836,095)     $  3,362,878
                                                ===========      ============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                          PRINCIPAL            PRINCIPAL
                                       PARTNERS EQUITY     PARTNERS LARGECAP
                                      GROWTH FUND, INC.   BLEND FUND, INC. (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..........................    $    244,571           $  25,273
 Interest...........................          48,045              13,468
                                        ------------           ---------
                        Total Income         292,616              38,741
Expenses:
 Management and investment advisory
  fees..............................         271,662              15,352
 Distribution fees..................         180,263              10,732
 Auditing and legal fees............           2,394               1,636
 Custodian fees.....................          21,189               6,439
 Directors' fees....................           2,874                 313
 Registration fees..................          18,372               4,526
 Shareholder reports................           3,318                 659
 Transfer and administrative fees...         237,450              29,174
 Other expenses.....................           1,560                 510
                                        ------------           ---------
                Total Gross Expenses         739,082              69,341
 Less: Management and investment
  advisory fees waived..............              --              25,054
                                        ------------           ---------
                  Total Net Expenses              --              44,287
                                        ------------           ---------
    Net Investment Income (Operating
                               Loss)        (446,466)             (5,546)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions............      (6,582,497)           (137,818)
Change in unrealized
 appreciation/depreciation of:
 Investments........................     (11,658,665)            214,347
                                        ------------           ---------
    Net Realized and Unrealized Gain
               (Loss) on Investments     (18,241,162)             76,529
                                        ------------           ---------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations    $(18,687,628)          $  70,983
                                        ============           =========



(a)Period from December 21, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                          PRINCIPAL            PRINCIPAL
                                      PARTNERS LARGECAP    PARTNERS LARGECAP
                                      GROWTH FUND, INC.   VALUE FUND, INC. (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..........................    $    26,723             $ 39,228
 Interest...........................         10,435                8,690
                                        -----------             --------
                        Total Income         37,158               47,918
Expenses:
 Management and investment advisory
  fees..............................         52,850               14,971
 Distribution fees..................         28,415               10,746
 Auditing and legal fees............          2,040                1,636
 Custodian fees.....................          5,493                6,210
 Directors' fees....................          1,644                  438
 Registration fees..................          8,103                4,526
 Shareholder reports................            522                  659
 Transfer and administrative fees...         54,962               29,066
 Other expenses.....................            239                  524
                                        -----------             --------
                Total Gross Expenses        154,268               68,776
 Less: Management and investment
  advisory fees waived..............         36,543               23,973
                                        -----------             --------
                  Total Net Expenses        117,725               44,803
                                        -----------             --------
    Net Investment Income (Operating
                               Loss)        (80,567)               3,115

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions............     (3,057,458)              26,724
Change in unrealized
 appreciation/depreciation of:
 Investments........................     (1,064,401)             229,790
                                        -----------             --------
    Net Realized and Unrealized Gain
               (Loss) on Investments     (4,121,859)             256,514
                                        -----------             --------
      Net Increase (Decrease) in Net
    Assets Resulting from Operations    $(4,202,426)            $259,629
                                        ===========             ========



(a)Period from December 21, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                      PARTNERS MIDCAP      PARTNERS SMALLCAP
                                     GROWTH FUND, INC.   GROWTH FUND, INC. (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.........................    $    13,941            $     590
 Interest..........................         21,517               13,363
                                       -----------            ---------
                       Total Income         35,458               13,953
Expenses:
 Management and investment advisory
  fees.............................         83,676               15,825
 Distribution fees.................         43,095                9,523
 Auditing and legal fees...........          2,000                1,636
 Custodian fees....................         15,341                6,406
 Directors' fees...................          1,601                   78
 Registration fees.................          7,177                4,526
 Shareholder reports...............            515                  659
 Transfer and administrative fees..         76,783               30,505
 Other expenses....................            354                  468
                                       -----------            ---------
               Total Gross Expenses        230,542               69,626
 Less: Management and investment
  advisory fees waived.............         29,271               30,168
                                       -----------            ---------
                 Total Net Expenses        201,271               39,458
                                       -----------            ---------
   Net Investment Income (Operating
                              Loss)       (165,813)             (25,505)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...........     (7,028,567)            (631,317)
Change in unrealized
 appreciation/depreciation of:
 Investments.......................         25,950               54,993
                                       -----------            ---------
Net Realized and Unrealized Gain on
                        Investments     (7,002,617)            (576,324)
                                       -----------            ---------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations    $(7,168,430)           $(601,829)
                                       ===========            =========



(a)Period from December 21, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                     PRINCIPAL     PRINCIPAL
                                                    REAL ESTATE     SMALLCAP
                                                    FUND, INC.     FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends........................................  $  525,477    $   445,976
 Interest.........................................      24,070        146,907
 Security lending.................................          --         41,225
                                                    ----------    -----------
                                      Total Income     549,547        634,108
Expenses:
 Management and investment advisory fees..........      92,716        408,650
 Distribution fees................................      45,831        228,912
 Auditing and legal fees..........................       2,581          3,077
 Custodian fees...................................       1,737          5,404
 Directors' fees..................................       2,084          3,046
 Registration fees................................      19,106         28,933
 Shareholder reports..............................         577          6,800
 Transfer and administrative fees.................      54,826        301,797
 Other expenses...................................         495          2,832
                                                    ----------    -----------
                                    Total Expenses     219,953        989,451
                                                    ----------    -----------
            Net Investment Income (Operating Loss)     329,594       (355,343)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions..........................     799,675       (931,948)
 Other investment companies.......................     128,042             --
Change in unrealized appreciation/depreciation of:
 Investments......................................    (135,292)    (3,616,027)
                                                    ----------    -----------
        Net Realized and Unrealized Gain (Loss) on
                                       Investments     792,425     (4,547,975)
                                                    ----------    -----------
   Net Increase (Decrease) in Net Assets Resulting
                                   from Operations  $1,122,019    $(4,903,318)
                                                    ==========    ===========



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                   UTILITIES
                                                                   FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.....................................................   $ 1,901,055
 Interest......................................................       137,201
                                                                  -----------
                                                   Total Income     2,038,256
Expenses:
 Management and investment advisory fees.......................       375,653
 Distribution fees.............................................       255,439
 Auditing and legal fees.......................................         4,313
 Custodian fees................................................         2,059
 Directors' fees...............................................         3,551
 Registration fees.............................................        21,911
 Shareholder reports...........................................         5,066
 Transfer and administrative fees..............................       215,666
 Other expenses................................................         3,383
                                                                  -----------
                                                 Total Expenses       887,041
                                                                  -----------
                         Net Investment Income (Operating Loss)     1,151,215

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions.......................................    (1,886,054)
Change in unrealized appreciation/depreciation of:
 Investments...................................................     2,075,352
                                                                  -----------
         Net Realized and Unrealized Gain (Loss) on Investments       189,298
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations   $ 1,340,513
                                                                  ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 PRINCIPAL                     PRINCIPAL
                                  BALANCED                     BLUE CHIP
                                 FUND, INC.                    FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS        YEAR        SIX MONTHS         YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2001           2000           2001            2000
                        -------------  -------------  -------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  1,211,785   $  3,001,432   $   (344,821)   $   (159,569)
Net realized gain
 (loss) from
 investment
 transactions.........    (1,008,337)     2,042,192      9,213,591       4,182,278
Change in unrealized
 appreciation/depreciation
 of investments........    (9,621,211)    (2,230,928)   (51,853,916)    (12,486,042)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (9,417,763)     2,812,696    (42,985,146)     (8,463,333)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............      (881,645)    (2,336,930)            --              --
 Class B...............      (117,478)      (334,383)            --              --
 Class C...............            --         (6,398)            --              --
 Class R...............      (162,939)      (425,518)            --              --
Dividends in excess of
 net investment income:
 Class A...............            --             --             --        (407,993)
 Class B...............            --             --             --         (16,065)
 Class R...............            --             --             --         (43,640)
From net realized gain
 on investments:
 Class A...............    (1,374,054)    (4,720,700)    (2,492,997)     (2,127,452)
 Class B...............      (303,749)      (998,139)      (816,294)       (661,889)
 Class C...............        (5,876)       (11,070)       (20,027)         (6,750)
 Class R...............      (358,186)    (1,038,106)      (800,015)       (605,970)
                         ------------   ------------   ------------    ------------
    Total Dividends and
          Distributions    (3,203,927)    (9,871,244)    (4,129,333)     (3,869,759)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............     8,395,035     13,411,911     18,977,200      47,360,460
 Class B...............     2,211,499      4,477,328      5,632,138      16,431,891
 Class C...............        71,019        649,864        365,440       1,242,820
 Class R...............     3,581,396      8,549,875      4,649,512      22,893,990
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............     2,206,751      6,893,935      2,440,521       2,462,986
 Class B...............       414,640      1,310,422        806,349         672,073
 Class C...............         4,539         12,137         17,912           5,486
 Class R...............       520,066      1,460,894        798,997         648,862
Shares redeemed:
 Class A...............   (10,427,049)   (32,891,994)   (19,056,658)    (56,245,969)
 Class B...............    (2,086,181)    (7,651,863)    (5,336,810)    (16,437,367)
 Class C...............       (60,343)      (465,881)      (175,374)       (186,959)
 Class R...............    (5,031,245)    (8,374,065)    (9,528,688)    (17,542,233)
                         ------------   ------------   ------------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions      (199,873)   (12,617,437)      (409,461)      1,306,040
                         ------------   ------------   ------------    ------------
         Total Increase
             (Decrease)   (12,821,563)   (19,675,985)   (47,523,940)    (11,027,052)
NET ASSETS
Beginning of period....   140,437,417    160,113,402    280,680,903     291,707,955
                         ------------   ------------   ------------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $127,615,854   $140,437,417   $233,156,963    $280,680,903
                         ============   ============   ============    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $    208,641   $    158,918   $   (344,821)   $         --
                         ============   ============   ============    ============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PRINCIPAL                      PRINCIPAL
                                CAPITAL VALUE                      GROWTH
                                 FUND, INC.                      FUND, INC.
---------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR         SIX MONTHS          YEAR
                            ENDED          ENDED           ENDED            ENDED
                          APRIL 30,     OCTOBER 31,      APRIL 30,       OCTOBER 31,
                            2001            2000            2001             2000
                        -------------  --------------  --------------  ----------------
---------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $  2,092,645   $   7,186,152   $  (2,283,798)   $  (4,775,573)
Net realized gain
 (loss) from
 investment
 transactions.........    (3,161,597)     19,363,663     (38,943,209)     215,288,514
Change in unrealized
 appreciation/depreciation
 of investments........    (3,309,215)    (72,696,327)   (151,571,655)    (130,937,522)
                         ------------   -------------   -------------    -------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (4,378,167)    (46,146,512)   (192,798,662)      79,575,419
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (5,624,168)     (5,196,875)             --               --
 Class B...............      (190,779)       (280,373)             --               --
 Class C...............            --          (1,767)             --               --
 Class R...............      (248,513)       (292,054)             --               --
From net realized gain
 on investments:
 Class A...............   (16,565,834)    (48,608,727)   (161,235,154)     (18,109,107)
 Class B...............    (1,445,222)     (4,488,526)    (34,469,705)      (3,570,951)
 Class C...............       (24,356)        (28,770)       (693,222)         (28,596)
 Class R...............    (1,326,964)     (3,896,432)    (18,889,623)      (1,789,897)
                         ------------   -------------   -------------    -------------
    Total Dividends and
          Distributions   (25,425,836)    (62,793,524)   (215,287,704)     (23,498,551)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    24,364,557      35,241,240      39,684,632       83,028,358
 Class B...............     3,674,103       8,845,130      10,944,082       26,266,529
 Class C...............       152,187         620,241         571,983        2,062,661
 Class R...............     3,068,640      10,909,778       8,924,465       23,717,829
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............    21,689,339      52,596,883     157,418,058       17,638,563
 Class B...............     1,621,779       4,683,372      34,083,662        3,529,963
 Class C...............        21,434          22,209         659,606           25,061
 Class R...............     1,572,970       4,184,928      18,877,738        1,786,489
Shares redeemed:
 Class A...............   (28,683,405)   (116,451,410)    (46,032,898)    (112,420,149)
 Class B...............    (3,875,587)    (18,852,706)     (9,521,237)     (23,871,410)
 Class C...............      (108,592)       (154,503)       (327,848)        (427,696)
 Class R...............    (7,837,559)    (15,081,364)    (10,716,028)     (16,408,863)
                         ------------   -------------   -------------    -------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    15,659,866     (33,436,202)    204,566,215        4,927,335
                         ------------   -------------   -------------    -------------
         Total Increase
             (Decrease)   (14,144,137)   (142,376,238)   (203,520,151)      61,004,203
NET ASSETS
Beginning of period....   528,350,410     670,726,648     697,882,333      636,878,130
                         ------------   -------------   -------------    -------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $514,206,273   $ 528,350,410   $ 494,362,182    $ 697,882,333
                         ============   =============   =============    =============
Undistributed Net
 Investment Income
 (Operating Loss)......  $  1,055,112   $   5,025,927   $  (2,283,798)   $          --
                         ============   =============   =============    =============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                 PRINCIPAL         PRINCIPAL
                                               LARGECAP STOCK       MIDCAP
                                              INDEX FUND, INC.    FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................    $   193,994      $  2,493,133
 Interest...................................         58,427           640,259
 Security lending...........................             --            28,024
                                                -----------      ------------
                                Total Income        252,421         3,161,416
Expenses:
 Management and investment advisory fees....         56,843         1,286,082
 Distribution fees..........................         62,776           740,355
 Auditing and legal fees....................          2,020             4,254
 Custodian fees.............................         22,728             6,040
 Directors' fees............................          1,813             8,546
 Registration fees..........................          9,894            30,640
 Shareholder reports........................            605            22,960
 Transfer and administrative fees...........         84,559           770,496
 Other expenses.............................            730            14,611
                                                -----------      ------------
                        Total Gross Expenses        241,968         2,883,984
 Less: Management and investment advisory
  fees waived...............................         51,405                --
                                                -----------      ------------
                          Total Net Expenses        190,563                --
                                                -----------      ------------
      Net Investment Income (Operating Loss)         61,858           277,432

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) from:
 Investment transactions....................       (402,845)       13,287,880
 Futures contracts..........................       (500,597)               --
 Other investment companies.................             --            19,466
Change in unrealized
 appreciation/depreciation of:
 Investments................................     (3,111,535)      (10,221,900)
 Futures contracts..........................        117,024                --
                                                -----------      ------------
  Net Realized and Unrealized Gain (Loss) on
                                 Investments     (3,897,953)        3,085,446
                                                -----------      ------------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $(3,836,095)     $  3,362,878
                                                ===========      ============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL                PRINCIPAL
                                     PARTNERS EQUITY         PARTNERS LARGECAP
                                    GROWTH FUND, INC.        BLEND FUND, INC.
-------------------------------------------------------------------------------
                                SIX MONTHS        YEAR            PERIOD
                                   ENDED         ENDED             ENDED
                                 APRIL 30,    OCTOBER 31,        APRIL 30,
                                   2001           2000           2001 (A)
                               -------------  ------------  -------------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss)............  $   (446,466)  $  (492,112)      $   (5,546)
Net realized gain (loss) from
 investment transactions.....    (6,582,497)   (3,425,663)        (137,818)
Change in unrealized
 appreciation/depreciation of
 investments.................   (11,658,665)    4,663,407          214,347
                               ------------   -----------       ----------
   Net Increase (Decrease) in
    Net Assets Resulting from
                   Operations   (18,687,628)      745,632           70,983
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A.....................    10,378,074    57,043,767        4,064,276
 Class B.....................     3,778,970    20,771,926        1,514,360
 Class C.....................       491,984     2,508,654        1,019,764
 Class R.....................     2,750,670    11,074,057              N/A
Shares redeemed:
 Class A.....................    (5,858,944)   (7,681,239)         (34,128)
 Class B.....................    (1,508,143)   (1,492,486)         (10,614)
 Class C.....................      (102,753)     (160,350)              --
 Class R.....................    (1,169,226)   (1,622,004)             N/A
                               ------------   -----------       ----------
   Net Increase (Decrease) in
      Net Assets from Capital
           Share Transactions     8,760,632    80,442,325        6,553,658
                               ------------   -----------       ----------
    Total Increase (Decrease)    (9,926,996)   81,187,957        6,624,641
NET ASSETS
Beginning of period..........    81,187,957            --               --
                               ------------   -----------       ----------
End of period (including
 undistributed net investment
 income as set forth below)..  $ 71,260,961   $81,187,957       $6,624,641
                               ============   ===========       ==========
Undistributed Net Investment
 Income (Operating Loss).....  $   (446,466)  $        --       $   (5,411)
                               ============   ===========       ==========



(a)Period from December 21, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL                PRINCIPAL
                                    PARTNERS LARGECAP        PARTNERS LARGECAP
                                    GROWTH FUND, INC.        VALUE FUND, INC.
-------------------------------------------------------------------------------
                                 SIX MONTHS      PERIOD           PERIOD
                                   ENDED         ENDED             ENDED
                                 APRIL 30,    OCTOBER 31,        APRIL 30,
                                    2001        2000 (A)         2001 (B)
                                ------------  ------------  -------------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).............  $   (80,567)  $   (86,156)      $    3,115
Net realized gain (loss) from
 investment transactions......   (3,057,458)   (1,861,102)          26,724
Change in unrealized
 appreciation/depreciation of
 investments..................   (1,064,401)    1,120,754          229,790
                                -----------   -----------       ----------
Net Increase (Decrease) in Net
         Assets Resulting from
                    Operations   (4,202,426)     (826,504)         259,629
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A......................    3,177,840     7,786,022        4,271,345
 Class B......................    1,065,220     3,081,974        1,375,073
 Class C......................       67,126     1,222,877        1,033,710
 Class R......................      775,586     2,008,930               --
Shares redeemed:
 Class A......................     (712,210)     (438,586)         (11,753)
 Class B......................      (97,123)      (52,201)          (5,319)
 Class C......................      (77,870)      (26,515)              --
 Class R......................     (173,851)      (65,950)              --
                                -----------   -----------       ----------
Net Increase (Decrease) in Net
     Assets from Capital Share
                  Transactions    4,024,718    13,516,551        6,663,056
                                -----------   -----------       ----------
     Total Increase (Decrease)     (177,708)   12,690,047        6,922,685
NET ASSETS
Beginning of period...........   12,690,047            --               --
                                -----------   -----------       ----------
End of period (including
 undistributed net investment
 income as set forth below)...  $12,512,339   $12,690,047       $6,922,685
                                ===========   ===========       ==========
Undistributed Net Investment
 Income (Operating Loss)......  $   (80,567)  $        --       $    3,277
                                ===========   ===========       ==========



(a)Period from February 24, 2000 (date operations commenced) through October 31, 2000.
(b)Period from December 21, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PRINCIPAL             PRINCIPAL
                                      PARTNERS MIDCAP      PARTNERS SMALLCAP
                                     GROWTH FUND, INC.   GROWTH FUND, INC. (A)
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends.........................    $    13,941            $     590
 Interest..........................         21,517               13,363
                                       -----------            ---------
                       Total Income         35,458               13,953
Expenses:
 Management and investment advisory
  fees.............................         83,676               15,825
 Distribution fees.................         43,095                9,523
 Auditing and legal fees...........          2,000                1,636
 Custodian fees....................         15,341                6,406
 Directors' fees...................          1,601                   78
 Registration fees.................          7,177                4,526
 Shareholder reports...............            515                  659
 Transfer and administrative fees..         76,783               30,505
 Other expenses....................            354                  468
                                       -----------            ---------
               Total Gross Expenses        230,542               69,626
 Less: Management and investment
  advisory fees waived.............         29,271               30,168
                                       -----------            ---------
                 Total Net Expenses        201,271               39,458
                                       -----------            ---------
   Net Investment Income (Operating
                              Loss)       (165,813)             (25,505)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
 Investment transactions...........     (7,028,567)            (631,317)
Change in unrealized
 appreciation/depreciation of:
 Investments.......................         25,950               54,993
                                       -----------            ---------
Net Realized and Unrealized Gain on
                        Investments     (7,002,617)            (576,324)
                                       -----------            ---------
     Net Increase (Decrease) in Net
   Assets Resulting from Operations    $(7,168,430)           $(601,829)
                                       ===========            =========



(a)Period from December 21, 2000 (date operations commenced) through April 30, 2001.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                          UTILITIES
                                                          FUND, INC.
-------------------------------------------------------------------------------
                                                  SIX MONTHS         YEAR
                                                     ENDED           ENDED
                                                   APRIL 30,      OCTOBER 31,
                                                     2001            2000
                                                 -------------  ---------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).........  $  1,151,215    $  1,771,822
Net realized gain (loss) from investment
 transactions..................................    (1,886,054)     26,348,653
Change in unrealized appreciation/depreciation
 of investments................................     2,075,352     (14,012,281)
                                                 ------------    ------------
Net Increase (Decrease) in Net Assets Resulting
                                from Operations     1,340,513      14,108,194
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Class A.......................................      (913,731)     (1,578,995)
 Class B.......................................       (91,184)       (164,103)
 Class C.......................................            --          (2,807)
 Class R.......................................       (66,437)        (92,364)
From net realized gain on investments:
 Class A.......................................   (20,106,514)     (6,329,850)
 Class B.......................................    (3,922,254)     (1,171,902)
 Class C.......................................      (146,737)        (15,990)
 Class R.......................................    (2,172,663)       (537,438)
                                                 ------------    ------------
              Total Dividends and Distributions   (27,419,520)     (9,893,449)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A.......................................     9,484,321      13,247,033
 Class B.......................................     3,190,200       5,088,585
 Class C.......................................       208,419         498,099
 Class R.......................................     2,782,406       4,591,179
Shares issued in reinvestment of dividends and
 distributions:
 Class A.......................................    20,281,267       7,423,815
 Class B.......................................     3,867,021       1,265,856
 Class C.......................................       122,642          11,359
 Class R.......................................     2,234,656         627,998
Shares redeemed:
 Class A.......................................    (9,993,248)    (22,263,778)
 Class B.......................................    (2,453,763)     (5,634,089)
 Class C.......................................       (59,036)        (57,275)
 Class R.......................................    (1,636,534)     (3,023,745)
                                                 ------------    ------------
     Net Increase (Decrease) in Net Assets from
                     Capital Share Transactions    28,028,351       1,775,037
                                                 ------------    ------------
                      Total Increase (Decrease)     1,949,344       5,989,782
NET ASSETS
Beginning of period............................   132,435,341     126,445,559
                                                 ------------    ------------
End of period (including undistributed net
 investment income as set forth below).........  $134,384,685    $132,435,341
                                                 ============    ============
Undistributed Net Investment Income (Operating
 Loss).........................................  $    211,493    $    131,630
                                                 ============    ============



See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Capital Value Fund, Inc., Principal Growth Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., and Principal Utilities Fund, Inc. (the "Domestic Growth Funds") are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies and operate in the mutual fund industry.

Effective March 1, 2001, Principal Partners Aggressive Growth Fund, Inc. changed its name to Principal Partners Equity Growth Fund, Inc.

On December 21, 2000, the initial purchases of 300,000 shares of Class A and 100,000 shares of Class B and Class C of the Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc., and Principal Partners SmallCap Growth Fund, Inc. were made by Principal Life Insurance Company. Effective December 22, 2000, these funds began offering Class A, B and C shares to the public.

On February 24, 2000, the initial purchase of 100,000 shares of each Class A, B, C and R of the Principal LargeCap Stock Index Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., and Principal Partners MidCap Growth Fund, Inc. was made by Principal Life Insurance Company. Effective March 1, 2000, these funds began offering Class A, B and C shares to the public and Class R shares to eligible purchasers.

Each fund offers four classes of shares: Class A, Class B, Class C and Class R (Class R is not offered by Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc., and Principal Partners SmallCap Growth Fund, Inc.). Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but are subject to a declining CDSC on certain redemptions made within six years of purchase. Class C shares are sold without an initial sales charge, but are subject to a CDSC on certain redemptions made within twelve months of purchase. Class R shares are sold without an initial sales charge and are not subject to a CDSC. Class B shares, Class C shares and Class R shares bear higher ongoing distribution fees than Class A shares. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Class C shares do not convert into Class A shares. Class R shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), four years after purchase. All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Domestic Growth Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Domestic Growth
Funds:



SECURITY VALUATION . The Domestic Growth Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.



INCOME AND INVESTMENT TRANSACTIONS. . The Domestic Growth Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Domestic Growth Funds record dividend income on the ex-dividend date. Interest income is recognized on an

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

accrual basis. The Domestic Growth Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The Domestic Growth Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the periods ended April 30, 2001 which are included in the corresponding captions of the Statement of Operations, were as follows:

                                                                                           DISTRIBUTION FEES
                                                                                           -----------
                                                                                CLASS A    CLASS B    CLASS C     CLASS R
                                                                                -------    -------    -------     -------
 Principal Balanced Fund, Inc.                                                 $109,801   $ 85,594    $ 1,951    $ 78,323
 Principal Blue Chip Fund, Inc.                                                 187,129    215,589      6,368     144,803
 Principal Capital Value Fund, Inc.                                             283,557    118,868      3,267      77,209
 Principal Growth Fund, Inc.                                                    565,468    292,504      9,243     173,345
 Principal LargeCap Stock Index Fund, Inc.                                        9,049      6,520      3,204      44,003
 Principal MidCap Fund, Inc.                                                    395,490    229,260      4,075     111,530
 Principal Partners Equity Growth Fund, Inc.                                     55,008     81,688     11,371      32,196
 Principal Partners LargeCap Blend Fund, Inc.                                     2,988      4,148      3,596         N/A
 Principal Partners LargeCap Growth Fund, Inc.                                    8,379     11,089      3,837       5,110
 Principal Partners LargeCap Value Fund, Inc.                                     3,072      3,998      3,676         N/A
 Principal Partners MidCap Growth Fund, Inc.                                     14,135     16,881      5,073       7,006
 Principal Partners SmallCap Growth Fund, Inc.                                    2,686      3,611      3,226         N/A
 Principal Real Estate Fund, Inc.                                                12,758     19,400        959      12,714
 Principal SmallCap Fund, Inc.                                                   73,008     92,294      5,384      58,226
 Principal Utilities Fund, Inc.                                                 121,131     94,052      3,662      36,594

                                                  TRANSFER AND
                                              ADMINISTRATIVE FEES
                                              -----------
                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------    -------    -------     -------
 Principal Balanced Fund, Inc.     $74,395    $25,677    $470       $26,380
 Principal Blue Chip Fund, Inc.    149,710    65,666     1,237      49,611
 Principal Capital Value Fund,     194,491    49,575     677        40,591
 Inc.
 Principal Growth Fund, Inc.       291,697    100,248    1,838      55,652
 Principal LargeCap Stock Index    1,341      528        89         1,341
 Fund, Inc.
 Principal MidCap Fund, Inc.       255,176    74,660     707        37,092
 Principal Partners Equity Growth  31,017     12,130     985        5,104
 Fund, Inc.
 Principal Partners LargeCap       2,764      2,082      681        N/A
 Blend Fund, Inc.
 Principal Partners LargeCap       2,976      1,248      161        475
 Growth Fund, Inc.
 Principal Partners LargeCap       2,764      2,082      681        N/A
 Value Fund, Inc.
 Principal Partners MidCap Growth  4,477      2,035      262        635
 Fund, Inc.
 Principal Partners SmallCap       3,274      2,592      680        N/A
 Growth Fund, Inc.
 Principal Real Estate Fund, Inc.  5,629      2,378      87         1,507
 Principal SmallCap Fund, Inc.     43,106     20,629     1,151      11,377
 Principal Utilities Fund, Inc.    56,309     17,596     539        8,895

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                           REGISTRATION FEES
                                                           -----------
                                                CLASS A    CLASS B    CLASS C     CLASS R
                                                -------    -------    -------     -------
 Principal Balanced Fund, Inc.                  $ 5,362    $3,331     $2,851      $3,341
 Principal Blue Chip Fund, Inc.                   9,995     5,914      3,407       6,544
 Principal Capital Value Fund, Inc.              13,270     4,739      4,156       4,737
 Principal Growth Fund, Inc.                     11,738     6,604      3,121       3,136
 Principal LargeCap Stock Index Fund, Inc.        3,137     2,057        927       1,501
 Principal MidCap Fund, Inc.                      8,643     4,472      3,247       3,465
 Principal Partners Equity Growth Fund, Inc.      5,153     3,533      2,175       2,352
 Principal Partners LargeCap Blend Fund, Inc.     1,604     1,152        812         N/A
 Principal Partners LargeCap Growth Fund,         2,188     1,630      1,238       1,439
 Inc.
 Principal Partners LargeCap Value Fund, Inc.     1,604     1,152        812         N/A
 Principal Partners MidCap Growth Fund, Inc.      1,593     1,356        925       1,094
 Principal Partners SmallCap Growth Fund,         1,603     1,152        812         N/A
 Inc.
 Principal Real Estate Fund, Inc.                 3,962     4,093      2,490       2,752
 Principal SmallCap Fund, Inc.                    6,605     4,909      4,950       2,308
 Principal Utilities Fund, Inc.                   3,023     3,536      3,182       2,872

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             SHAREHOLDER REPORTS
                                             --------------
                                  CLASS A      CLASS B    CLASS C     CLASS R
                                  -------     ---------  ---------  -----------
 Principal Balanced Fund, Inc.  $      4,473   $1,488      $ 26       $1,520
 Principal Blue Chip Fund,             8,972    4,059        79        3,199
 Inc.
 Principal Capital Value Fund,        11,881    3,156        42        2,643
 Inc.
 Principal Growth Fund, Inc.          17,857    5,867       113        3,242
 Principal LargeCap Stock                273      110        35          187
 Index Fund, Inc.
 Principal MidCap Fund, Inc.          15,849    4,747        43        2,321
 Principal Partners Equity             2,084      825        58          351
 Growth Fund, Inc.
 Principal Partners LargeCap             421      186        52          N/A
 Blend Fund, Inc.
 Principal Partners LargeCap             307      121        34           60
 Growth Fund, Inc.
 Principal Partners LargeCap             421      186        52          N/A
 Value Fund, Inc.
 Principal Partners MidCap               298      120        37           60
 Growth Fund, Inc.
 Principal Partners SmallCap             421      186        52          N/A
 Growth Fund, Inc.
 Principal Real Estate Fund,             335      139        14           89
 Inc.
 Principal SmallCap Fund, Inc.         4,167    1,582        62          989
 Principal Utilities Fund,             3,430    1,062        29          545
 Inc.




DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the
ex-dividend date. Dividends and distributions   from net investment income and
net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses and futures. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Guide is effective for fiscal years beginning after December 15, 2000. Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc., and Principal Partners SmallCap Growth Fund, Inc. adopted the Guide on the date their operations commenced. Accordingly, these funds accrete/ amortize all discounts and premiums on securities purchased, over the lives of the respective securities.
 Management does not anticipate that the adoption of the Guide for the other Domestic Growth Funds will have a significant effect on the financial statements.


3.  OPERATING POLICIES



FUTURES CONTRACTS . The Domestic Growth Funds may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund's cost basis in the contract.



JOINT TRADING ACCOUNT . The Domestic Growth Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Domestic Growth Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Domestic Growth Funds participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of
 .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds and portfolios in proportion to their average net assets during each calendar quarter. At April 30, 2001, the Domestic Growth Funds had no outstanding borrowings under the line of credit.



SECURITY LENDING . The Domestic Growth Funds may lend portfolio securities to approved brokers to earn additional income. Each applicable fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Domestic Growth Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Domestic Growth Funds are as follows:

                                    NET ASSET VALUE OF FUND (IN MILLIONS)
                                 ----------------------------------------
                                  FIRST    NEXT     NEXT     NEXT       OVER
                                  $100     $100     $100     $100       $400
                                  -----    ----     ----     ----       ----
Principal Balanced Fund, Inc.     .60%     .55%     .50%     .45%       .40%
Principal MidCap Fund, Inc.       .65      .60      .55      .50        .45
Principal Real Estate Fund,       .90      .85      .80      .75        .70
Inc.
Principal SmallCap Fund, Inc.     .85      .80      .75      .70        .65
Principal Utilities Fund, Inc.    .60      .55      .50      .45        .40

                                    NET ASSET VALUE OF FUND (IN MILLIONS)
                                 ----------------------------------------
                                  FIRST    NEXT     NEXT     NEXT       OVER
                                  $250     $250     $250     $250      $1,000
                                  -----    ----     ----     ----      ------
Principal Blue Chip Fund, Inc.    .60%     .55%     .50%     .45%       .40%
Principal Capital Value Fund,     .60      .55      .50      .45        .40
Inc.
Principal Growth Fund, Inc.       .60      .55      .50      .45        .40
Principal Partners Equity         .75      .70      .65      .60        .55
Growth Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Blend Fund, Inc.
Principal Partners LargeCap       .75      .70      .65      .60        .55
Value Fund, Inc.
Principal Partners SmallCap       .90      .85      .80      .75        .70
Growth Fund, Inc.

                                                OVERALL FEE
                                               -------------
Principal LargeCap Stock Index Fund, Inc.          .50%
Principal Partners LargeCap Growth Fund, Inc.      .90
Principal Partners MidCap Growth Fund, Inc.        .90



The Domestic Growth Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager voluntarily waives a portion of its fee for certain of the Domestic Growth Funds. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

The amounts waived and the operating expense limits, which were maintained at or below that shown, are as follows:

                                                PERIODS ENDED
                                                APRIL 30, 2001   EXPENSE LIMIT
                                                --------------   -------------
 Principal LargeCap Stock Index Fund, Inc.
  Class A                                          $22,923            .90%
  Class B                                            6,097           1.25
  Class C                                            2,888           1.25
  Class R                                           19,497           1.40
 Principal Partners LargeCap Blend Fund, Inc.
  Class A                                           14,049           1.95
  Class B                                            6,747           2.70
  Class C                                            4,258           2.70
 Principal Partners LargeCap Growth Fund, Inc.
  Class A                                           21,375           1.95
  Class B                                            7,187           2.70
  Class C                                            2,649           2.70
  Class R                                            5,332           2.45
 Principal Partners LargeCap Value Fund, Inc.
  Class A                                           13,603           1.95
  Class B                                            6,291           2.70
  Class C                                            4,079           2.70
 Principal Partners MidCap Growth Fund, Inc.
  Class A                                           19,099           1.95
  Class B                                            5,044           2.70
  Class C                                            2,331           2.70
  Class R                                            2,797           2.45
 Principal Partners SmallCap Growth Fund, Inc.
  Class A                                           17,184           1.95
  Class B                                            8,004           2.70
  Class C                                            4,980           2.70





4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
                                                                      PERIODS ENDED
                                                                     OCTOBER 31, 2000   EXPENSE LIMIT
                                                                     ----------------  ---------------
 Principal Blue Chip Fund, Inc.
  Class A                                                                $239,527           1.20%
  Class B                                                                  61,214           1.95
  Class C                                                                   8,450           1.95
  Class R                                                                  45,530           1.70
 Principal LargeCap Stock Index Fund, Inc.
  Class A                                                                  42,768            .80
  Class B                                                                  18,946           1.15
  Class C                                                                  11,367           1.15
  Class R                                                                  29,485           1.30
 Principal Partners Equity Growth Fund, Inc.
  Class A                                                                 137,883           1.60
  Class B                                                                  38,014           2.35
  Class C                                                                   6,095           2.35
  Class R                                                                  13,862           2.10
 Principal Partners LargeCap Growth Fund, Inc.
  Class A                                                                  20,936           1.80
  Class B                                                                   9,395           2.55
  Class C                                                                   6,629           2.55
  Class R                                                                   7,370           2.30
 Principal Partners MidCap Growth Fund, Inc.
  Class A                                                                  29,482           1.80
  Class B                                                                  11,005           2.55
  Class C                                                                   6,928           2.55
  Class R                                                                   6,756           2.30
 Principal Real Estate Fund, Inc.
  Class A                                                                  21,860           1.90
  Class B                                                                   4,803           2.65
  Class C                                                                   8,538           2.65
  Class R                                                                   3,835           2.40
 Principal SmallCap Fund, Inc.
  Class A                                                                   2,978           1.80
  Class B                                                                     365           2.55
  Class C                                                                  10,509           2.55
  Class R                                                                  11,126           2.30

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
The Manager ceased its waiver of expenses for Principal Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Real Estate Fund, Inc., and Principal SmallCap Fund, Inc. on November 1, 2000.



DISTRIBUTION FEES . The Domestic Growth Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------    -------    -------     -------
 All Domestic Growth Funds           .25%       1.00%      1.00%       .75%
      (except Principal LargeCap
 Stock Index Fund, Inc.)
 Principal LargeCap Stock Index      .15%        .50%       .50%       .65%
 Fund, Inc.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A, Class B and Class R shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Domestic Growth Funds which generated the excess.



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge is based on declining rates which for Class A shares begin at .75%, Class B shares at 4.00%, and Class C shares at 1.00% (0.25%, 1.25% and 0.50% for Principal LargeCap Stock Index Fund, Inc. share classes, respectively), of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates which begin at 4.75% of the offering price (1.50% for Principal LargeCap Stock Index Fund, Inc.). The aggregate amount of these charges retained by Princor Financial Services Corporation for the periods ended April 30, 2001, were as follows:

                                               CLASS A    CLASS B     CLASS C
                                               -------    -------     -------
 Principal Balanced Fund, Inc.                $126,448    $30,568      $253
 Principal Blue Chip Fund, Inc.                309,655     78,511       214
 Principal Capital Value Fund, Inc.            298,147     50,787       160
 Principal Growth Fund, Inc.                   718,331     97,295       405
 Principal LargeCap Stock Index Fund, Inc.      23,651      1,476       186
 Principal MidCap Fund, Inc.                   493,573     81,343       258
 Principal Partners Equity Growth Fund, Inc.   236,791     22,734       601
 Principal Partners LargeCap Blend Fund,        21,647         55        --
 Inc.
 Principal Partners LargeCap Growth Fund,       69,887        720       727
 Inc.
 Principal Partners LargeCap Value Fund,        21,610         28        --
 Inc.
 Principal Partners MidCap Growth Fund, Inc.   133,163      3,418       316
 Principal Partners SmallCap Growth Fund,       21,222        372        --
 Inc.
 Principal Real Estate Fund, Inc.               35,008      2,333         1
 Principal SmallCap Fund, Inc.                 215,125     18,794       297
 Principal Utilities Fund, Inc.                172,564     25,895       197





AFFILIATED OWNERSHIP . At April 30, 2001, Principal Life Insurance Company, affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Domestic Growth Funds as follows:

                                   CLASS A     CLASS B    CLASS C     CLASS R
                                   -------     -------    -------     -------


 Principal Balanced Fund, Inc.           --         --      5,460          --
 Principal Blue Chip Fund, Inc.          --         --      3,922          --
 Principal Capital Value Fund,    6,451,238         --      3,144          --
 Inc.
 Principal Growth Fund, Inc.             --         --      1,473          --
 Principal LargeCap Stock Index     100,551    100,147    100,294     100,116
 Fund, Inc.
 Principal MidCap Fund, Inc.             --         --      2,184          --
 Principal Partners Equity           18,167    100,000    100,000     100,000
 Growth Fund, Inc.
 Principal Partners LargeCap        300,000    100,000    100,000         N/A
 Blend Fund, Inc.
 Principal Partners LargeCap        100,000    100,000    100,000     100,000
 Growth Fund, Inc.
 Principal Partners LargeCap        300,000    100,000    100,000         N/A
 Value Fund, Inc.
 Principal Partners MidCap          100,000    100,000    100,000     100,000
 Growth Fund, Inc.
 Principal Partners SmallCap        300,000    100,000    100,000         N/A
 Growth Fund, Inc.
 Principal Real Estate Fund,        440,385    333,918     11,889     337,456
 Inc.
 Principal SmallCap Fund, Inc.           --         --      8,977     141,817
 Principal Utilities Fund, Inc.          --         --      5,869          --

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Domestic Growth Funds to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following funds:

                                             PERIODS ENDED     PERIODS ENDED
                                             APRIL 30, 2001   OCTOBER 31, 2000
                                             --------------   ----------------
 Principal Balanced Fund, Inc.                  $11,682           $  9,686
 Principal Blue Chip Fund, Inc.                  33,198             69,056
 Principal Capital Value Fund, Inc.              55,175            219,353
 Principal Growth Fund, Inc.                      8,670             83,268
 Principal LargeCap Stock Index Fund, Inc.           55                 --
 Principal MidCap Fund, Inc.                     62,488            124,029
 Principal Partners Equity Growth Fund,           6,990             21,165
 Inc.
 Principal Partners LargeCap Blend Fund,            989                 --
 Inc.
 Principal Partners LargeCap Growth Fund,           560                598
 Inc.
 Principal Partners MidCap Growth Fund,          17,726              7,842
 Inc.
 Principal Partners SmallCap Growth Fund,           284                 --
 Inc.
 Principal Real Estate Fund, Inc.                 6,685              5,114
 Principal SmallCap Fund, Inc.                   19,072             17,920
 Principal Utilities Fund, Inc.                  15,771             53,778




5. INVESTMENT TRANSACTIONS

For the periods ended April 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Domestic Growth Funds were as follows:

                                                                                        PURCHASES              SALES
                                                                                 ------------------------  --------------
 Principal Balanced Fund, Inc.                                                         $ 87,927,650         $ 82,007,184
 Principal Blue Chip Fund, Inc.                                                         112,912,997          122,823,984
 Principal Capital Value Fund, Inc.                                                     374,837,839          382,167,635
 Principal Growth Fund, Inc.                                                            106,875,370          119,272,969
 Principal LargeCap Stock Index Fund, Inc.                                               26,241,757            9,522,384
 Principal MidCap Fund, Inc.                                                            112,712,712          153,516,866
 Principal Partners Equity Growth Fund, Inc.                                             32,641,364           23,915,230
 Principal Partners LargeCap Blend Fund, Inc.                                             7,594,258            1,990,270
 Principal Partners LargeCap Growth Fund, Inc.                                           12,925,156            9,004,665
 Principal Partners LargeCap Value Fund, Inc.                                             6,745,558              394,583
 Principal Partners MidCap Growth Fund, Inc.                                             42,041,823           33,804,684
 Principal Partners SmallCap Growth Fund, Inc.                                            8,732,435            2,795,553
 Principal Real Estate Fund, Inc.                                                        12,513,405            7,580,828
 Principal SmallCap Fund, Inc.                                                           84,853,779           72,625,418
 Principal Utilities Fund, Inc.                                                          74,161,888           71,491,454

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2001, net unrealized appreciation (depreciation) of investments by the Domestic Growth Funds was composed of the following:

                                                                  GROSS UNREALIZED            NET UNREALIZED APPRECIATION
                                                         ----------------------------------
                                                         APPRECIATION       (DEPRECIATION)    (DEPRECIATION) OF INVESTMENTS
                                                         ------------       --------------    -----------------------------
 Principal Balanced Fund, Inc.                           $      11,056,768  $   (12,068,790)                           $    (1,012,0
 Principal Blue Chip Fund, Inc.                                 38,230,257      (33,818,789)                                 4,411,4
 Principal Capital Value Fund, Inc.                             57,283,321      (18,761,960)                                38,521,3
 Principal Growth Fund, Inc.                                    68,562,119      (98,475,160)                               (29,913,0
 Principal LargeCap Stock Index Fund, Inc.                       3,431,295       (6,626,558)                                (3,195,2
 Principal MidCap Fund, Inc.                                    77,623,616      (10,801,164)                                66,822,4
 Principal Partners Equity Growth Fund, Inc.                     6,554,543      (13,549,801)                                (6,995,2
 Principal Partners LargeCap Blend Fund, Inc.                      495,041         (280,694)                                   214,3
 Principal Partners LargeCap Growth Fund, Inc.                     704,169         (647,816)                                    56,3
 Principal Partners LargeCap Value Fund, Inc.                      461,460         (231,670)                                   229,7
 Principal Partners MidCap Growth Fund, Inc.                     2,679,767       (1,323,410)                                 1,356,3
 Principal Partners SmallCap Growth Fund, Inc.                     644,208         (589,215)                                    54,9
 Principal Real Estate Fund, Inc.                                1,858,730         (283,914)                                 1,574,8
 Principal SmallCap Fund, Inc.                                  12,069,283      (26,084,671)                               (14,015,3
 Principal Utilities Fund, Inc.                                 28,934,046       (5,953,051)                                22,980,9



The Domestic Growth Funds' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.



RESTRICTED SECURITIES . At April 30, 2001, the Domestic Growth Funds held the following securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business.

                                                                         VALUE AT      VALUE AS A
                                                   DATE OF              APRIL 30,    PERCENTAGE OF
                          SECURITY DESCRIPTION   ACQUISITION    COST       2001        NET ASSETS
                         ----------------------  -----------  --------  ----------  ----------------

 Principal Balanced
 Fund, Inc.              Cemex Central Sa De Cv   02/14/01    $512,450  $  515,000        .40%
                         Chevron Phillips
                         Chemical                 03/14/01     223,427     221,346        .18
                                                  03/21/01     276,447     270,533        .21
                         France Telecom           03/07/01     449,316     459,611        .36
                         Mirant Americas
                         Generation               04/26/01     248,428     255,852        .20
                         Qwest Capital Funding    02/07/01     749,948     757,358        .59
                         Verizon Global Funding   02/15/01     508,545     517,575        .41
                                                                        ----------       ----
                                                                        $2,997,275       2.35%
                                                                        ==========       ====

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                                PRINCIPAL   PRINCIPAL     PRINCIPAL      PRINCIPAL
                                                                 BALANCED   BLUE CHIP   CAPITAL VALUE     GROWTH
                                                                FUND, INC.  FUND, INC.   FUND, INC.      FUND, INC.
                                                                ----------  ----------  -------------  -------------
 PERIOD ENDED APRIL 30, 2001:
 Shares sold:
  Class A.....................................................   622,912     899,136      1,043,092      1,005,938
  Class B.....................................................   164,725     270,926        158,248        284,627
  Class C.....................................................     5,296      17,381          6,628         15,323
  Class R.....................................................   268,884     223,238        132,804        231,399
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................   163,503     109,736        931,487      3,781,346
  Class B.....................................................    30,706      36,853         70,140        833,341
  Class C.....................................................       335         812            938         16,230
  Class R.....................................................    38,746      36,252         68,168        462,350
 Shares redeemed:
  Class A.....................................................  (768,993)   (900,406)    (1,227,044)    (1,152,592)
  Class B.....................................................  (155,296)   (254,851)      (166,438)      (251,610)
  Class C.....................................................    (4,609)     (8,129)        (4,804)        (8,345)
  Class R.....................................................  (374,829)   (455,901)      (336,578)      (279,963)
                                                                --------    --------     ----------     ----------
                                       Net Increase (Decrease)    (8,620)    (24,953)       676,641      4,938,044
                                                                ========    ========     ==========     ==========

                                                                 PRINCIPAL    PRINCIPAL     PRINCIPAL      PRINCIPAL
                                                                 BALANCED     BLUE CHIP   CAPITAL VALUE     GROWTH
                                                                FUND, INC.   FUND, INC.    FUND, INC.      FUND, INC.
                                                                -----------  -----------  -------------  -------------
 YEAR ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A.....................................................     933,549    1,950,005     1,419,729      1,196,655
  Class B.....................................................     312,927      682,982       362,220        381,774
  Class C.....................................................      45,067       50,817        25,020         30,241
  Class R.....................................................     599,255      943,206       437,931        343,886
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................     476,562       97,814     2,028,094        270,572
  Class B.....................................................      90,989       26,905       181,583         54,424
  Class C.....................................................         841          218           860            386
  Class R.....................................................     101,900       25,863       162,652         27,603
 Shares redeemed:
  Class A.....................................................  (2,300,437)  (2,318,481)   (4,768,047)    (1,614,195)
  Class B.....................................................    (535,910)    (686,142)     (775,453)      (345,017)
  Class C.....................................................     (33,684)      (7,877)       (6,565)        (6,158)
  Class R.....................................................    (589,022)    (727,939)     (624,708)      (236,402)
                                                                ----------   ----------    ----------     ----------
                                       Net Increase (Decrease)    (897,963)      37,371    (1,556,684)       103,769
                                                                ==========   ==========    ==========     ==========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                   PRINCIPAL      PRINCIPAL       PRINCIPAL
                                                                 LARGECAP STOCK     MIDCAP     PARTNERS EQUITY
                                                                INDEX FUND, INC.  FUND, INC.  GROWTH FUND, INC.
                                                                ----------------  ----------  -----------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Class A.....................................................       824,581        862,802      1,084,161
  Class B.....................................................       221,717        183,904        398,536
  Class C.....................................................        36,085          9,408         50,970
  Class R.....................................................     1,105,586        192,413        284,081
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................         6,100      2,922,612             --
  Class B.....................................................           449        697,693             --
  Class C.....................................................           374          5,356             --
  Class R.....................................................         1,712        290,129             --
 Shares redeemed:
  Class A.....................................................      (126,097)      (978,601)      (633,514)
  Class B.....................................................       (19,715)      (224,670)      (162,128)
  Class C.....................................................        (5,389)        (2,153)       (11,223)
  Class R.....................................................      (169,943)      (214,394)      (127,880)
                                                                   ---------      ---------      ---------
                                       Net Increase (Decrease)     1,875,460      3,744,499        883,003
                                                                   =========      =========      =========
                                                                     PRINCIPAL
                                                                 PARTNERS LARGECAP
                                                                 BLEND FUND, INC.
                                                                -------------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Class A.....................................................       407,435
  Class B.....................................................       152,390
  Class C.....................................................       102,084
  Class R.....................................................           N/A
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................            --
  Class B.....................................................            --
  Class C.....................................................            --
  Class R.....................................................           N/A
 Shares redeemed:
  Class A.....................................................        (3,405)
  Class B.....................................................        (1,123)
  Class C.....................................................            --
  Class R.....................................................           N/A
                                                                     -------
                                       Net Increase (Decrease)       657,381
                                                                     =======

                                                                 PRINCIPAL       PRINCIPAL       PRINCIPAL           PRINCIPAL
                                                               LARGECAP STOCK     MIDCAP      PARTNERS EQUITY    PARTNERS LARGECAP
                                                              INDEX FUND, INC.  FUND, INC.   GROWTH FUND, INC.   BLEND FUND, INC.
                                                              ----------------  -----------  -----------------  -------------------
 PERIODS ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A...................................................       990,122       1,073,339      5,040,167               N/A
  Class B...................................................       289,269         282,130      1,852,530               N/A
  Class C...................................................       125,533          11,186        232,969               N/A
  Class R...................................................     1,337,520         219,529        979,040               N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A...................................................            --         335,291             --               N/A
  Class B...................................................            --          76,736             --               N/A
  Class C...................................................            --             165             --               N/A
  Class R...................................................            --          28,509             --               N/A
 Shares redeemed:
  Class A...................................................       (59,414)     (1,852,115)      (654,972)              N/A
  Class B...................................................       (20,662)       (429,261)      (129,945)              N/A
  Class C...................................................        (2,059)         (2,016)       (14,117)              N/A
  Class R...................................................       (67,904)       (197,202)      (139,499)              N/A
                                                                 ---------      ----------      ---------
                                     Net Increase (Decrease)     2,592,405        (453,709)     7,166,173
                                                                 =========      ==========      =========               ===

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                      PRINCIPAL          PRINCIPAL          PRINCIPAL           PRINCIPAL
                                                  PARTNERS LARGECAP  PARTNERS LARGECAP   PARTNERS MIDCAP    PARTNERS SMALLCAP
                                                  GROWTH FUND, INC.  VALUE FUND, INC.   GROWTH FUND, INC.   GROWTH FUND, INC.
                                                  -----------------  -----------------  -----------------  --------------------
 PERIODS ENDED APRIL 30, 2001:
 Shares sold:
  Class A.......................................       501,679           425,193             936,044             424,162
  Class B.......................................       169,334           136,718             328,499             140,706
  Class C.......................................        10,868           103,344              29,205             101,947
  Class R.......................................       121,827               N/A             243,849                 N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................            --                --                  --                  --
  Class B.......................................            --                --                  --                  --
  Class C.......................................            --                --                  --                  --
  Class R.......................................            --               N/A                  --                 N/A
 Shares redeemed:
  Class A.......................................      (113,777)           (1,216)           (220,442)               (978)
  Class B.......................................       (16,613)             (542)            (43,561)             (2,062)
  Class C.......................................       (11,625)               --              (5,452)                 --
  Class R.......................................       (28,165)              N/A             (49,402)                N/A
                                                      --------           -------           ---------             -------
                         Net Increase (Decrease)       633,528           663,497           1,218,740             663,775
                                                      ========           =======           =========             =======

                                                      PRINCIPAL          PRINCIPAL          PRINCIPAL           PRINCIPAL
                                                  PARTNERS LARGECAP  PARTNERS LARGECAP   PARTNERS MIDCAP    PARTNERS SMALLCAP
                                                  GROWTH FUND, INC.  VALUE FUND, INC.   GROWTH FUND, INC.    GROWTH FUND, INC.
                                                  -----------------  -----------------  -----------------  --------------------
 PERIOD ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A.......................................       929,976              N/A            1,345,526               N/A
  Class B.......................................       351,968              N/A              462,396               N/A
  Class C.......................................       127,993              N/A              170,233               N/A
  Class R.......................................       225,194              N/A              270,678               N/A
 Shares issued in reinvestment of dividends and
 distributions:
  Class A.......................................            --              N/A                   --               N/A
  Class B.......................................            --              N/A                   --               N/A
  Class C.......................................            --              N/A                   --               N/A
  Class R.......................................            --              N/A                   --               N/A
 Shares redeemed:
  Class A.......................................       (52,604)             N/A              (39,721)              N/A
  Class B.......................................        (6,135)             N/A               (9,893)              N/A
  Class C.......................................        (3,124)             N/A              (27,799)              N/A
  Class R.......................................        (8,053)             N/A               (7,886)              N/A
                                                     ---------                             ---------
                         Net Increase (Decrease)     1,565,215                             2,163,534
                                                     =========              ===            =========               ===

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                           PRINCIPAL    PRINCIPAL    PRINCIPAL
                                          REAL ESTATE   SMALLCAP     UTILITIES
                                          FUND, INC.   FUND, INC.    FUND, INC.
                                          -----------  -----------  ------------
 PERIOD ENDED APRIL 30, 2001:
 Shares sold:
  Class A...............................    300,983    1,341,006       647,547
  Class B...............................     76,195      419,163       220,018
  Class C...............................     10,765       32,011        14,529
  Class R...............................    237,765      641,959       192,762
 Shares issued in reinvestment of
 dividends and distributions:
  Class A...............................     22,958    1,027,745     1,441,541
  Class B...............................      9,473      342,145       275,835
  Class C...............................         83       16,452         8,874
  Class R...............................     11,514      297,706       159,403
 Shares redeemed:
  Class A...............................   (154,680)    (833,226)     (683,961)
  Class B...............................    (20,671)    (212,401)     (170,058)
  Class C...............................       (123)      (9,283)       (3,886)
  Class R...............................    (58,053)    (221,332)     (114,002)
                                           --------    ---------     ---------
                 Net Increase (Decrease)    436,209    2,841,945     1,988,602
                                           ========    =========     =========

                                         PRINCIPAL    PRINCIPAL     PRINCIPAL
                                        REAL ESTATE   SMALLCAP      UTILITIES
                                        FUND, INC.   FUND, INC.    FUND, INC.
                                        -----------  -----------  -------------
 PERIOD ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A.............................    389,421     2,833,636       784,317
  Class B.............................     99,858       955,283       302,192
  Class C.............................      2,947        89,757        29,733
  Class R.............................    120,314     1,023,863       273,098
 Shares issued in reinvestment of
 dividends and distributions:
  Class A.............................     37,113       362,271       455,489
  Class B.............................     15,991       108,575        78,081
  Class C.............................        337         2,175           697
  Class R.............................     16,544        70,779        38,718
 Shares redeemed:
  Class A.............................   (216,896)   (1,467,562)   (1,323,767)
  Class B.............................    (51,691)     (601,314)     (336,884)
  Class C ...........................        (297)      (11,725)       (3,381)

  Class R.............................    (40,811)     (393,838)     (180,704)
                                         --------    ----------    ----------
               Net Increase (Decrease)   (372,830)    2,971,900       117,589
                                         ========    ==========    ==========

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                              This page left blank
                                 intentionally.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(B)/      2000       1999           1998      1997       1996
                          ----           ----       ----           ----      ----       ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.50        $15.13     $15.28         $15.11    $14.61     $13.74
Income from Investment
 Operations:
 Net Investment Income     0.14          0.32       0.40           0.42      0.35       0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.10)         0.02       0.34           1.15      1.81       1.59
                          -----          ----       ----           ----      ----       ----
 Total From Investment
            Operations    (0.96)         0.34       0.74           1.57      2.16       1.97
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.14)        (0.33)     (0.44)         (0.37)    (0.36)     (0.43)
 Distributions from
  Capital Gains.......    (0.21)        (0.64)     (0.45)         (1.03)    (1.30)     (0.67)
                          -----         -----      -----          -----     -----      -----
   Total Dividends and
         Distributions    (0.35)        (0.97)     (0.89)         (1.40)    (1.66)     (1.10)
                          -----         -----      -----          -----     -----      -----
Net Asset Value, End
 of Period............   $13.19        $14.50     $15.13         $15.28    $15.11     $14.61
                         ======        ======     ======         ======    ======     ======
Total Return /(a)/ ...    (6.67)%/(c)/   2.40%      4.85%         11.00%    15.88%     15.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $86,412       $94,763   $112,329       $104,414   $85,436    $70,820
 Ratio of Expenses to
  Average Net Assets..     1.34%/(d)/    1.32%      1.28%          1.28%     1.33%      1.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.07%/(d)/    2.26%      2.67%          2.86%     2.42%      2.82%
 Portfolio Turnover
  Rate................    139.3%/(d)/    54.4%      24.2%          57.0%     27.6%      32.6%

                          2001/(B)/      2000       1999           1998      1997       1996
                          ----           ----       ----           ----      ----       ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.43        $15.06     $15.22         $15.05    $14.56     $13.71
Income from Investment
 Operations:
 Net Investment Income     0.09          0.21       0.29           0.31      0.25       0.29
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.10)         0.02       0.32           1.14      1.79       1.55
                          -----          ----       ----           ----      ----       ----
 Total From Investment
            Operations    (1.01)         0.23       0.61           1.45      2.04       1.84
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.08)        (0.22)     (0.32)         (0.25)    (0.25)     (0.32)
 Distributions from
  Capital Gains.......    (0.21)        (0.64)     (0.45)         (1.03)    (1.30)     (0.67)
                          -----         -----      -----          -----     -----      -----
   Total Dividends and
         Distributions    (0.29)        (0.86)     (0.77)         (1.28)    (1.55)     (0.99)
                          -----         -----      -----          -----     -----      -----
Net Asset Value, End
 of Period............   $13.13        $14.43     $15.06         $15.22    $15.05     $14.56
                         ======        ======     ======         ======    ======     ======
Total Return /(a)/ ...    (7.02)%/(c)/   1.61%      4.02%         10.18%    14.96%     14.10%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,341       $20,680    $23,570        $18,930   $11,885     $5,964
 Ratio of Expenses to
  Average Net Assets..     2.09%/(d)/    2.12%      2.02%          2.04%     2.14%      2.13%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.33%/(d)/    1.46%      1.93%          2.08%     1.58%      1.93%
 Portfolio Turnover
  Rate................    139.3%/(d)/    54.4%      24.2%          57.0%     27.6%      32.6%

                          2001/(B)/      2000      1999/(E)/
                          ----           ----      ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.30        $15.13     $15.94
Income from Investment
 Operations:
 Net Investment Income    (0.01)        (0.03)      0.07
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.09)         0.03      (0.81)
                          -----          ----      -----
 Total From Investment
            Operations    (1.10)        (0.00)     (0.74)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --         (0.19)     (0.07)
 Distributions from
  Capital Gains.......    (0.21)        (0.64)        --
   ----                   -----         -----
   Total Dividends and
         Distributions    (0.21)        (0.83)     (0.07)
                          -----         -----      -----
Net Asset Value, End
 of Period............   $12.99        $14.30     $15.13
                         ======        ======     ======
Total Return /(a)/ ...    (7.73)%/(c)/   0.03%     (4.67)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $380          $404       $242
 Ratio of Expenses to
  Average Net Assets..     3.62%/(d)/    3.52%      2.11%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.20)%/(d)/   0.03%      1.78%/(d)/
 Portfolio Turnover
  Rate................    139.3%/(d)/    54.4%      24.2%/(d)/

                          2001/(B)/      2000       1999           1998      1997      1996/(F)/
                          ----           ----       ----           ----      ----      ----
PRINCIPAL BALANCED FUND, INC.
-----------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..   $14.37        $14.99     $15.15         $14.98    $14.52     $13.81
Income from Investment
 Operations:
 Net Investment Income     0.10          0.24       0.32           0.33      0.29       0.24
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.09)         0.03       0.32           1.15      1.76       0.73
                          -----          ----       ----           ----      ----       ----
 Total From Investment
            Operations    (0.99)         0.27       0.64           1.48      2.05       0.97
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.10)        (0.25)     (0.35)         (0.28)    (0.30)     (0.26)
 Distributions from
  Capital Gains.......    (0.21)        (0.64)     (0.45)         (1.03)    (1.29)        --
   ----                   -----         -----      -----          -----     -----
   Total Dividends and
         Distributions    (0.31)        (0.89)     (0.80)         (1.31)    (1.59)     (0.26)
                          -----         -----      -----          -----     -----      -----
Net Asset Value, End
 of Period............   $13.07        $14.37     $14.99         $15.15    $14.98     $14.52
                         ======        ======     ======         ======    ======     ======
Total Return..........    (6.93)%/(c)/   1.92%      4.21%         10.43%    15.16%      7.52%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $21,483       $24,590    $23,972        $19,434    $9,745       $875
 Ratio of Expenses to
  Average Net Assets..     1.88%/(d)/    1.83%      1.84%          1.88%     1.99%      1.49%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.54%/(d)/    1.73%      2.11%          2.22%     1.66%      2.26%/(d)/
 Portfolio Turnover
  Rate................    139.3%/(d)/    54.4%      24.2%          57.0%     27.6%      32.6%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R incurred an unrealized loss of $.03 per share from February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(D)/       2000        1999           1998       1997       1996
                           ----            ----        ----           ----       ----       ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.26         $25.25      $21.71         $20.22     $17.10     $15.03
Income from Investment
 Operations:
 Net Investment Income     (0.01)          0.04        0.15           0.12       0.21       0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.67)         (0.69)       3.53           3.57       3.58       2.45
                           -----          -----        ----           ----       ----       ----
 Total From Investment
            Operations     (3.68)         (0.65)       3.68           3.69       3.79       2.68
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.14)         (0.12)     (0.21)     (0.26)
 Dividends in Excess
  of Net Investment
  Income /(a)/........        --          (0.05)         --             --         --         --
 Distributions from
  Capital Gains.......     (0.36)         (0.29)         --          (2.08)     (0.46)     (0.35)
   ----                    -----          -----                      -----      -----      -----
   Total Dividends and
         Distributions     (0.36)         (0.34)      (0.14)         (2.20)     (0.67)     (0.61)
                           -----          -----       -----          -----      -----      -----
Net Asset Value, End
 of Period............    $20.22         $24.26      $25.25         $21.71     $20.22     $17.10
                          ======         ======      ======         ======     ======     ======
Total Return /(b)/ ...    (15.31)%/(e)/   (2.60)%     17.00%         19.48%     22.57%     18.20%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $144,259       $170,462    $184,217       $126,740    $79,985    $44,389
 Ratio of Expenses to
  Average Net Assets..      1.44%/(f)/     1.19%       1.26%          1.31%      1.30%      1.33%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --           1.33%         --             --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.05)%/(f)/    0.19%       0.63%          0.57%      1.10%      1.41%
 Portfolio Turnover
  Rate................      94.2%/(f)/     73.6%       16.4%          0.50%      55.4%      13.3%

                           2001/(D)/       2000        1999           1998       1997       1996
                           ----            ----        ----           ----       ----       ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $23.89         $25.00      $21.55         $20.14     $17.03     $14.99
Income from Investment
 Operations:
 Net Investment Income     (0.08)         (0.14)      (0.02)         (0.02)      0.07       0.11
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.62)         (0.67)       3.48           3.53       3.54       2.41
                           -----          -----        ----           ----       ----       ----
 Total From Investment
            Operations     (3.70)         (0.81)       3.46           3.51       3.61       2.52
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.01)         (0.02)     (0.04)     (0.13)
 Dividends in Excess
  of Net Investment
  Income /(a)/........        --          (0.01)         --             --         --         --
 Distributions from
  Capital Gains.......     (0.36)         (0.29)         --          (2.08)     (0.46)     (0.35)
   ----                    -----          -----                      -----      -----      -----
   Total Dividends and
         Distributions     (0.36)         (0.30)      (0.01)         (2.10)     (0.50)     (0.48)
                           -----          -----       -----          -----      -----      -----
Net Asset Value, End
 of Period............    $19.83         $23.89      $25.00         $21.55     $20.14     $17.03
                          ======         ======      ======         ======     ======     ======
Total Return /(b)/ ...    (15.64)%/(e)/   (3.30)%     16.09%         18.59%     21.59%     17.18%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $46,336        $54,550     $56,493        $34,223    $18,265     $6,527
 Ratio of Expenses to
  Average Net Assets..      2.18%/(f)/     1.94%       2.04%          2.02%      2.06%      2.19%
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --           2.05%         --             --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.79)%/(f)/   (0.56)%     (0.15)%        (0.14)%     0.32%      0.49%
 Portfolio Turnover
  Rate................      94.2%/(f)/     73.6%       16.4%          0.50%      55.4%      13.3%

                           2001/(D)/       2000       1999/(G)/
                           ----            ----       ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.07         $25.17      $25.50
Income from Investment
 Operations:
 Net Investment Income     (0.11)         (0.09)      (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.67)         (0.72)      (0.30)
                           -----          -----       -----
 Total From Investment
            Operations     (3.78)         (0.81)      (0.33)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......     (0.36)         (0.29)         --
   ----                    -----          -----
   Total Dividends and
         Distributions     (0.36)         (0.29)         --
   ----                    -----          -----
Net Asset Value, End
 of Period............    $19.93         $24.07      $25.17
                          ======         ======      ======
Total Return /(b)/ ...    (15.85)%/(e)/   (3.27)%     (1.29)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,323         $1,355        $331
 Ratio of Expenses to
  Average Net Assets..      2.71%/(f)/     1.93%       2.27%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --           2.75%         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.32)%/(f)/   (0.66)%     (0.72)%/(f)/
 Portfolio Turnover
  Rate................      94.2%/(f)/     73.6%       16.4%/(f)/

                           2001/(D)/       2000        1999           1998       1997      1996/(H)/
                           ----            ----        ----           ----       ----      ----
PRINCIPAL BLUE CHIP FUND, INC.
------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.05         $25.12      $21.63         $20.16     $17.08     $16.21
Income from Investment
 Operations:
 Net Investment Income     (0.06)         (0.07)       0.03           0.02       0.13       0.12
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (3.63)         (0.69)       3.49           3.57       3.53       0.90
                           -----          -----        ----           ----       ----       ----
 Total From Investment
            Operations     (3.69)         (0.76)       3.52           3.59       3.66       1.02
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.03)         (0.04)     (0.12)     (0.15)
 Dividends in Excess
  of Net Investment
  Income /(a)/........        --          (0.02)         --             --         --         --
 Distributions from
  Capital Gains.......     (0.36)         (0.29)         --          (2.08)     (0.46)        --
   ----                    -----          -----                      -----      -----         --
   Total Dividends and
         Distributions     (0.36)         (0.31)      (0.03)         (2.12)     (0.58)     (0.15)
                           -----          -----       -----          -----      -----      -----
Net Asset Value, End
 of Period............    $20.00         $24.05      $25.12         $21.63     $20.16     $17.08
                          ======         ======      ======         ======     ======     ======
Total Return..........    (15.49)%/(e)/   (3.07)%     16.31%         19.01%     21.82%      7.02%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $41,239        $54,313     $50,667        $32,871    $15,502     $1,575
 Ratio of Expenses to
  Average Net Assets..      1.86%/(f)/     1.69%       1.81%          1.85%      1.89%      1.48%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...        --           1.77%         --             --         --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.46)%/(f)/   (0.32)%      0.08%          0.02%      0.45%      0.68%/(f)/
 Portfolio Turnover
  Rate................      94.2%/(f)/     73.6%       16.4%          0.50%      55.4%      13.3%/(f)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(d) /Six months ended April 30, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(h) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R shares incurred an unrealized loss of $.02 per share from February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(B)/       2000        1999           1998       1997        1996
                           ----            ----        ----           ----       ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $25.04         $29.58      $31.07         $29.69     $27.72      $23.69
Income from Investment
 Operations:
 Net Investment Income      0.10           0.34        0.52           0.50       0.50        0.45
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.31)         (2.10)       0.45           3.88       5.80        5.48
                           -----          -----        ----           ----       ----        ----
 Total From Investment
            Operations     (0.21)         (1.76)       0.97           4.38       6.30        5.93
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)         (0.25)      (0.51)         (0.53)     (0.48)      (0.43)
 Distributions from
  Capital Gains.......     (0.92)         (2.53)      (1.95)         (2.47)     (3.85)      (1.47)
                           -----          -----       -----          -----      -----       -----
   Total Dividends and
         Distributions     (1.23)         (2.78)      (2.46)         (3.00)     (4.33)      (1.90)
                           -----          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............    $23.60         $25.04      $29.58         $31.07     $29.69      $27.72
                          ======         ======      ======         ======     ======      ======
Total Return /(a)/ ...     (0.73)%/(c)/   (6.20)%      3.00%         15.59%     25.36%      26.41%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $443,894       $452,251    $573,485       $565,052   $494,444    $435,617
 Ratio of Expenses to
  Average Net Assets..      0.95%/(d)/     0.94%       0.75%          0.74%      0.70%       0.69%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.92%/(d)/     1.38%       1.73%          1.67%      1.85%       1.82%
 Portfolio Turnover
  Rate................     149.0%/(d)/    107.8%       44.5%          23.2%      30.8%       50.2%

                           2001/(B)/       2000        1999           1998       1997        1996
                           ----            ----        ----           ----       ----        ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.76         $29.41      $30.90         $29.51     $27.58      $23.61
Income from Investment
 Operations:
 Net Investment Income      0.02           0.11        0.29           0.26       0.23        0.21
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.31)         (2.09)       0.44           3.86       5.77        5.45
                           -----          -----        ----           ----       ----        ----
 Total From Investment
            Operations     (0.29)         (1.98)       0.73           4.12       6.00        5.66
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.12)         (0.14)      (0.27)         (0.26)     (0.22)      (0.22)
 Distributions from
  Capital Gains.......     (0.92)         (2.53)      (1.95)         (2.47)     (3.85)      (1.47)
                           -----          -----       -----          -----      -----       -----
   Total Dividends and
         Distributions     (1.04)         (2.67)      (2.22)         (2.73)     (4.07)      (1.69)
                           -----          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............    $23.43         $24.76      $29.41         $30.90     $29.51      $27.58
                          ======         ======      ======         ======     ======      ======
Total Return /(a)/ ...     (1.09)%/(c)/   (7.03)%      2.24%         14.71%     24.13%      25.19%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $38,377        $39,017     $53,169        $44,765    $27,240      $9,832
 Ratio of Expenses to
  Average Net Assets..      1.66%/(d)/     1.82%       1.52%          1.52%      1.65%       1.70%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.21%/(d)/     0.51%       0.96%          0.88%      0.84%       0.80%
 Portfolio Turnover
  Rate................     149.0%/(d)/    107.8%       44.5%          23.2%      30.8%       50.2%

                           2001/(B)/       2000       1999/(E)/
                           ----            ----       ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.46         $29.45      $31.81
Income from Investment
 Operations:
 Net Investment Income     (0.12)         (0.25)       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.34)         (2.10)      (2.37)
                           -----          -----       -----
 Total From Investment
            Operations     (0.46)         (2.35)      (2.36)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.11)         --
 Distributions from
  Capital Gains.......     (0.92)         (2.53)         --
   ----                    -----          -----
   Total Dividends and
         Distributions     (0.92)         (2.64)         --
   ----                    -----          -----
Net Asset Value, End
 of Period............    $23.08         $24.46      $29.45
                          ======         ======      ======
Total Return /(a)/ ...     (1.82)%/(c)/   (8.43)%     (7.42)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $675           $648        $211
 Ratio of Expenses to
  Average Net Assets..      3.21%/(d)/     3.56%       2.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.34)%/(d)/   (1.39)%      0.23%/(d)/
 Portfolio Turnover
  Rate................     149.0%/(d)/    107.8%       44.5%/(d)/

                           2001/(B)/       2000        1999           1998       1997       1996/(F)/
                           ----            ----        ----           ----       ----       ----
PRINCIPAL CAPITAL VALUE FUND, INC.
----------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $24.76         $29.33      $30.80         $29.44     $27.57      $24.73
Income from Investment
 Operations:
 Net Investment Income      0.04           0.22        0.32           0.28       0.30        0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.31)         (2.09)       0.44           3.84       5.74        2.81
                           -----          -----        ----           ----       ----        ----
 Total From Investment
            Operations     (0.27)         (1.87)       0.76           4.12       6.04        3.00
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.17)         (0.17)      (0.28)         (0.29)     (0.32)      (0.16)
 Distributions from
  Capital Gains.......     (0.92)         (2.53)      (1.95)         (2.47)     (3.85)         --
   ----                    -----          -----       -----          -----      -----
   Total Dividends and
         Distributions     (1.09)         (2.70)      (2.23)         (2.76)     (4.17)      (0.16)
                           -----          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............    $23.40         $24.76      $29.33         $30.80     $29.44      $27.57
                          ======         ======      ======         ======     ======      ======
Total Return..........     (0.99)%/(c)/   (6.66)%      2.35%         14.77%     24.36%      12.74%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $31,260        $36,434     $43,862        $37,675    $18,326      $1,752
 Ratio of Expenses to
  Average Net Assets..      1.48%/(d)/     1.37%       1.43%          1.50%      1.50%       1.16%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.41%/(d)/     0.95%       1.05%          0.88%      0.93%       1.18%/(d)/
 Portfolio Turnover
  Rate................     149.0%/(d)/    107.8%       44.5%          23.2%      30.8%       50.2%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R shares recognized $.01 net investment income per share and incurred an unrealized loss of $.11 per share from February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(B)/       2000        1999           1998       1997        1996
                           ----            ----        ----           ----       ----        ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $71.22         $65.57      $56.09         $50.43     $39.54      $37.22
Income from Investment
 Operations:
 Net Investment Income     (0.18)         (0.37)       0.21           0.35       0.31        0.35
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (15.31)          8.43        9.56           7.14      11.26        3.50
                          ------           ----        ----           ----      -----        ----
 Total From Investment
            Operations    (15.49)          8.06        9.77           7.49      11.57        3.85
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.29)         (0.34)     (0.31)      (0.35)
 Distributions from
  Capital Gains.......    (22.07)         (2.41)         --          (1.49)     (0.37)      (1.18)
   ----                   ------          -----                      -----      -----       -----
   Total Dividends and
         Distributions    (22.07)         (2.41)      (0.29)         (1.83)     (0.68)      (1.53)
                          ------          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............    $33.66         $71.22      $65.57         $56.09     $50.43      $39.54
                          ======         ======      ======         ======     ======      ======
Total Return /(a)/ ...    (27.69)%/(c)/   12.64%      17.46%         15.17%     29.55%      10.60%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $370,520       $525,175    $493,117       $395,954   $317,386    $228,361
 Ratio of Expenses to
  Average Net Assets..      1.23%/(d)/     1.08%       0.89%          0.95%      1.03%       1.08%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.69)%/(d)/   (0.52)%      0.33%          0.66%      0.68%       0.95%
 Portfolio Turnover
  Rate................      37.8%/(d)/    121.5%       32.4%          21.9%      16.5%        1.8%

                           2001/(B)/       2000        1999           1998       1997        1996
                           ----            ----        ----           ----       ----        ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $70.41         $65.33      $55.98         $50.36     $39.43      $37.10
Income from Investment
 Operations:
 Net Investment Income     (0.02)         (0.89)      (0.17)          0.06       0.09        0.08
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (15.34)          8.38        9.55           7.14      11.23        3.48
                          ------           ----        ----           ----      -----        ----
 Total From Investment
            Operations    (15.36)          7.49        9.38           7.20      11.32        3.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --       (0.03)         (0.09)     (0.02)      (0.05)
 Distributions from
  Capital Gains.......    (22.07)         (2.41)         --          (1.49)     (0.37)      (1.18)
   ----                   ------          -----                      -----      -----       -----
   Total Dividends and
         Distributions    (22.07)         (2.41)      (0.03)         (1.58)     (0.39)      (1.23)
                          ------          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............    $32.98         $70.41      $65.33         $55.98     $50.36      $39.43
                          ======         ======      ======         ======     ======      ======
Total Return /(a)/ ...    (27.89)%/(c)/   11.79%      16.75%         14.58%     28.92%       9.80%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $80,107       $110,001     $96,116        $64,809    $42,241     $24,019
 Ratio of Expenses to
  Average Net Assets..      1.72%/(d)/     1.85%       1.50%          1.46%      1.48%       1.79%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.17)%/(d)/   (1.30)%     (0.28)%         0.15%      0.23%       0.22%
 Portfolio Turnover
  Rate................      37.8%/(d)/    121.5%       32.4%          21.9%      16.5%        1.8%

                           2001/(B)/       2000       1999/(E)/
                           ----            ----       ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $70.17         $65.34      $67.89
Income from Investment
 Operations:
 Net Investment Income     (0.08)         (0.94)      (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (15.32)          8.18       (2.48)
                          ------           ----       -----
 Total From Investment
            Operations    (15.40)          7.24       (2.55)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (22.07)         (2.41)         --
   ----                   ------          -----
   Total Dividends and
         Distributions    (22.07)         (2.41)         --
   ----                   ------          -----
Net Asset Value, End
 of Period............    $32.70         $70.17      $65.34
                          ======         ======      ======
Total Return /(a)/ ...    (28.10)%/(c)/   11.38%      (3.75)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,785         $2,203        $452
 Ratio of Expenses to
  Average Net Assets..      2.36%/(d)/     2.30%       1.85%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.81)%/(d)/   (1.78)%     (0.58)%/(d)/
 Portfolio Turnover
  Rate................      37.8%/(d)/    121.5%       32.4%/(d)/

                           2001/(B)/       2000        1999           1998       1997       1996/(F)/
                           ----            ----        ----           ----       ----       ----
PRINCIPAL GROWTH FUND, INC.
---------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $70.38         $65.13      $55.77         $50.16     $39.40      $39.27
Income from Investment
 Operations:
 Net Investment Income     (0.13)         (0.66)      (0.13)          0.02       0.06        0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (15.24)          8.32        9.49           7.09      11.16        0.13
                          ------           ----        ----           ----      -----        ----
 Total From Investment
            Operations    (15.37)          7.66        9.36           7.11      11.22        0.23
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --             --          --          (0.01)     (0.09)      (0.10)
 Distributions from
  Capital Gains.......    (22.07)         (2.41)         --          (1.49)     (0.37)         --
   ----                   ------          -----                      -----      -----
   Total Dividends and
         Distributions    (22.07)         (2.41)         --          (1.50)     (0.46)      (0.10)
   ----                   ------          -----                      -----      -----       -----
Net Asset Value, End
 of Period............    $32.94         $70.38      $65.13         $55.77     $50.16      $39.40
                          ======         ======      ======         ======     ======      ======
Total Return..........    (27.90)%/(c)/   12.09%      16.78%         14.46%     28.72%       1.12%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $41,950        $60,503     $47,193        $30,557    $16,265      $2,014
 Ratio of Expenses to
  Average Net Assets..      1.79%/(d)/     1.58%       1.46%          1.59%      1.69%       1.42%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.24)%/(d)/   (1.03)%     (0.24)%         0.01%      0.00%       0.14%/(d)/
 Portfolio Turnover
  Rate................      37.8%/(d)/    121.5%       32.4%          21.9%      16.5%        1.8%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R shares recognized $.01 net investment income per share and incurred an unrealized gain of $.10 per share from February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.59         $10.00
Income from Investment
 Operations:
 Net Investment Income     0.03           0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.34)          0.56
                          -----           ----
 Total From Investment
            Operations    (1.31)          0.59
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)            --
  ----                    -----
   Total Dividends and
         Distributions    (0.05)            --
  ----                    -----
Net Asset Value, End
 of Period............    $9.23         $10.59
                          =====         ======
Total Return /(a)/ ...   (12.36)%/(d)/    4.96%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $15,100         $9,855
 Ratio of Expenses to
  Average Net Assets..     0.88%/(e)/     0.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.26%/(e)/     1.82%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.67%/(e)/     0.76%/(e)/
 Portfolio Turnover
  Rate................     60.8%/(e)/    189.7%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.56         $10.00
Income from Investment
 Operations:
 Net Investment Income     0.01           0.02
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)          0.54
                          -----           ----
 Total From Investment
            Operations    (1.32)          0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)            --
  ----                    -----
   Total Dividends and
         Distributions    (0.01)            --
  ----                    -----
Net Asset Value, End
 of Period............    $9.23         $10.56
                          =====         ======
Total Return /(a)/ ...   (12.47)%/(d)/    4.66%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,349         $2,838
 Ratio of Expenses to
  Average Net Assets..     1.23%/(e)/     1.14%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.59%/(e)/     2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.32%/(e)/     0.45%/(e)/
 Portfolio Turnover
  Rate................     60.8%/(e)/    189.7%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.57         $10.00
Income from Investment
 Operations:
 Net Investment Income     0.01           0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)          0.54
                          -----           ----
 Total From Investment
            Operations    (1.32)          0.57
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)            --
  ----                    -----
   Total Dividends and
         Distributions    (0.03)            --
  ----                    -----
Net Asset Value, End
 of Period............    $9.22         $10.57
                          =====         ======
Total Return /(a)/ ...   (12.52)%/(d)/    4.76%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,425         $1,304
 Ratio of Expenses to
  Average Net Assets..     1.22%/(e)/     1.14%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.67%/(e)/     2.51%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.34%/(e)/     0.49%/(e)/
 Portfolio Turnover
  Rate................     60.8%/(e)/    189.7%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL LARGECAP STOCK INDEX FUND, INC.
-----------------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.55         $10.00
Income from Investment
 Operations:
 Net Investment Income     0.01           0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.33)          0.54
                          -----           ----
 Total From Investment
            Operations    (1.32)          0.55
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.01)            --
  ----                    -----
   Total Dividends and
         Distributions    (0.01)            --
  ----                    -----
Net Asset Value, End
 of Period............    $9.22         $10.55
                          =====         ======
Total Return..........   (12.51)%/(d)/    4.56%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,348        $13,399
 Ratio of Expenses to
  Average Net Assets..     1.38%/(e)/     1.29%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     1.62%/(e)/     2.04%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.17%/(e)/     0.19%/(e)/
 Portfolio Turnover
  Rate................     60.8%/(e)/    189.7%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                                      2001/(B)/       2000        1999           1998        1997         1996
                                                      ----            ----        ----           ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS A SHARES
--------------
Net Asset Value, Beginning of Period.............    $52.01         $42.12      $39.90         $45.33      $35.75       $31.45
Income from Investment Operations:
 Net Investment Income...........................     (0.06)         (0.16)      (0.06)         (0.07)       0.07         0.14
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................     (0.08)         12.08        2.28          (4.26)      10.80         5.05
                                                      -----          -----        ----          -----       -----         ----
                 Total From Investment Operations     (0.14)         11.92        2.22          (4.33)      10.87         5.19
Less Dividends and Distributions:
 Dividends from Net Investment Income............        --             --          --             --       (0.11)       (0.14)
 Distributions from Capital Gains................    (15.16)         (2.03)         --          (1.10)      (1.18)       (0.75)
   ----                                              ------          -----                      -----       -----        -----
                Total Dividends and Distributions    (15.16)         (2.03)         --          (1.10)      (1.29)       (0.89)
   ----                                              ------          -----                      -----       -----        -----
Net Asset Value, End of Period...................    $36.71         $52.01      $42.12         $39.90      $45.33       $35.75
                                                     ======         ======      ======         ======      ======       ======
Total Return /(a)/ ..............................      0.83%/(c)/    29.21%       5.56%         (9.78)%     31.26%       16.89%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........  $360,401       $364,639    $313,984       $332,942    $346,666     $229,465
 Ratio of Expenses to Average Net Assets.........      1.13%/(d)/     1.17%       1.22%          1.22%       1.26%        1.32%
 Ratio of Net Investment Income to Average Net
  Assets.........................................      0.23%/(d)/    (0.36)%     (0.17)%        (0.14)%      0.20%        0.46%
 Portfolio Turnover Rate.........................      50.5%/(d)/    161.8%       59.9%          25.1%        9.5%        12.3%

                                                      2001/(B)/       2000        1999           1998        1997         1996
                                                      ----            ----        ----           ----        ----         ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS B SHARES
--------------
Net Asset Value, Beginning of Period.............    $50.71         $41.29      $39.29         $44.88      $35.48       $31.31
Income from Investment Operations:
 Net Investment Income...........................      0.28          (0.42)      (0.28)         (0.23)      (0.05)       (0.04)
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................     (0.51)         11.87        2.28          (4.26)      10.64         4.97
                                                      -----          -----        ----          -----       -----         ----
                 Total From Investment Operations     (0.23)         11.45        2.00          (4.49)      10.59         4.93
Less Dividends and Distributions:
 Dividends from Net Investment Income............        --             --          --             --       (0.01)       (0.01)
 Distributions from Capital Gains................    (15.16)         (2.03)         --          (1.10)      (1.18)       (0.75)
   ----                                              ------          -----                      -----       -----        -----
                Total Dividends and Distributions    (15.16)         (2.03)         --          (1.10)      (1.19)       (0.76)
   ----                                              ------          -----                      -----       -----        -----
Net Asset Value, End of Period...................    $35.32         $50.71      $41.29         $39.29      $44.88       $35.48
                                                     ======         ======      ======         ======      ======       ======
Total Return /(a)/ ..............................      0.62%/(c)/    28.63%       5.09%        (10.24)%     30.64%       16.07%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $79,438        $80,721     $68,639        $68,358     $59,554      $28,480
 Ratio of Expenses to Average Net Assets.........      1.55%/(d)/     1.62%       1.67%          1.73%       1.69%        2.01%
 Ratio of Net Investment Income to Average Net
  Assets.........................................     (0.18)%/(d)/   (0.80)%     (0.62)%        (0.66)%     (0.24)%      (0.24)%
 Portfolio Turnover Rate.........................      50.5%/(d)/    161.8%       59.9%          25.1%        9.5%        12.3%

                                                      2001/(B)/       2000       1999/(E)/
                                                      ----            ----       ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS C SHARES
--------------
Net Asset Value, Beginning of Period.............    $50.83         $41.96      $45.79
Income from Investment Operations:
 Net Investment Income...........................      0.20          (0.87)      (0.11)
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................     (0.66)         11.77       (3.72)
                                                      -----          -----       -----
                 Total From Investment Operations     (0.46)         10.90       (3.83)
Less Dividends and Distributions:
 Distributions from Capital Gains................    (15.16)         (2.03)         --
   ----                                              ------          -----
                Total Dividends and Distributions    (15.16)         (2.03)         --
   ----                                              ------          -----
Net Asset Value, End of Period...................    $35.21         $50.83      $41.96
                                                     ======         ======      ======
Total Return /(a)/ ..............................      0.01%/(c)/    26.75%      (8.36)%/(c)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........      $959           $743        $222
 Ratio of Expenses to Average Net Assets.........      2.73%/(d)/     3.29%       2.25%/(d)/
 Ratio of Net Investment Income to Average Net
  Assets.........................................     (1.36)%/(d)/   (2.45)%     (1.14)%/(d)/
 Portfolio Turnover Rate.........................      50.5%/(d)/    161.8%       59.9%/(d)/

                                                      2001/(B)/       2000        1999           1998        1997        1996/(F)/
                                                      ----            ----        ----           ----        ----        ----
PRINCIPAL MIDCAP FUND, INC.
---------------------------
CLASS R SHARES
--------------
Net Asset Value, Beginning of Period.............    $50.80         $41.36      $39.43         $45.10      $35.67       $33.77
Income from Investment Operations:
 Net Investment Income...........................      0.24          (0.31)      (0.34)         (0.28)      (0.12)        0.04
 Net Realized and Unrealized Gain (Loss) on
  Investments....................................     (0.51)         11.78        2.27          (4.29)      10.74         1.88
                                                      -----          -----        ----          -----       -----         ----
                 Total From Investment Operations     (0.27)         11.47        1.93          (4.57)      10.62         1.92
Less Dividends and Distributions:
 Dividends from Net Investment Income............        --             --          --             --       (0.01)       (0.02)
 Distributions from Capital Gains................    (15.16)         (2.03)         --          (1.10)      (1.18)          --
   ----                                              ------          -----                      -----       -----           --
                Total Dividends and Distributions    (15.16)         (2.03)         --          (1.10)      (1.19)       (0.02)
   ----                                              ------          -----                      -----       -----        -----
Net Asset Value, End of Period...................    $35.37         $50.80      $41.36         $39.43      $45.10       $35.67
                                                     ======         ======      ======         ======      ======       ======
Total Return.....................................      0.54%/(c)/    28.63%       4.89%        (10.37)%     30.56%        6.20%/(c)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)........   $32,556        $33,139     $24,877        $23,540     $17,448       $2,016
 Ratio of Expenses to Average Net Assets.........      1.72%/(d)/     1.62%       1.85%          1.89%       1.87%        1.53%/(d)/
 Ratio of Net Investment Income to Average Net
  Assets.........................................     (0.35)%/(d)/   (0.80)%     (0.80)%        (0.82)%     (0.45)%       0.29%/(d)/
 Portfolio Turnover Rate.........................      50.5%/(d)/    161.8%       59.9%          25.1%        9.5%        12.3%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R shares incurred an unrealized gain of $.19 per share from February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(D)/       2000
                          ----            ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $11.36         $10.00
Income from Investment
 Operations:
 Net Investment Income     0.01          (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.49)          1.41
                          -----           ----
 Total From Investment
            Operations    (2.48)          1.36
                          -----           ----
Net Asset Value, End
 of Period............    $8.88         $11.36
                          =====         ======
Total Return /(b)/ ...   (21.83)%/(e)/   13.60%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $42,966        $49,794
 Ratio of Expenses to
  Average Net Assets..     1.78%/(f)/     1.57%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --           1.99%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.98)%/(f)/   (0.68)%/(f)/
 Portfolio Turnover
  Rate................     66.8%/(f)/     62.0%/(f)/

                          2001/(D)/       2000
                          ----            ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $11.28         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.17)         (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.31)          1.38
                          -----           ----
 Total From Investment
            Operations    (2.48)          1.28
                          -----           ----
Net Asset Value, End
 of Period............    $8.80         $11.28
                          =====         ======
Total Return /(b)/ ...   (21.99)%/(e)/   12.80%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $17,230        $19,430
 Ratio of Expenses to
  Average Net Assets..     2.50%/(f)/     2.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --           2.61%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.69)%/(f)/   (1.41)%/(f)/
 Portfolio Turnover
  Rate................     66.8%/(f)/     62.0%/(f)/

                          2001/(D)/       2000
                          ----            ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS C SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $11.28         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.18)         (0.12)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.31)          1.40
                          -----           ----
 Total From Investment
            Operations    (2.49)          1.28
                          -----           ----
Net Asset Value, End
 of Period............    $8.79         $11.28
                          =====         ======
Total Return /(b)/ ...   (22.07)%/(e)/   12.80%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,272         $2,468
 Ratio of Expenses to
  Average Net Assets..     2.64%/(f)/     2.31%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --           2.63%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.83)%/(f)/   (1.38)%/(f)/
 Portfolio Turnover
  Rate................     66.8%/(f)/     62.0%/(f)/

                          2001/(D)/       2000
                          ----            ----
PRINCIPAL PARTNERS EQUITY GROWTH FUND, INC.
-------------------------------------------
CLASS R SHARES /(A)/
--------------------
Net Asset Value,
 Beginning of Period..   $11.31         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.13)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.35)          1.38
                          -----           ----
 Total From Investment
            Operations    (2.48)          1.31
                          -----           ----
Net Asset Value, End
 of Period............    $8.83         $11.31
                          =====         ======
Total Return..........   (21.93)%/(e)/   13.10%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $8,793         $9,496
 Ratio of Expenses to
  Average Net Assets..     2.26%/(f)/     2.06%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...       --           2.33%/(f)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.45)%/(f)/   (1.16)%/(f)/
 Portfolio Turnover
  Rate................     66.8%/(f)/     62.0%/(f)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Effective March 1, 2001, the Principal Partners Aggressive Growth Fund,
  Inc. changed its name to Principal Partners Equity Growth Fund, Inc.
/(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(d) /Six months ended April 30, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.09
                          ----
 Total From Investment
            Operations    0.09
                          ----
Net Asset Value, End
 of Period............  $10.09
                        ======
Total Return /(a)/ ...    0.90%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,076
 Ratio of Expenses to
  Average Net Assets..    1.91%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    4.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.04%/(e)/
 Portfolio Turnover
  Rate................    91.8%/(e)/

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.06
                          ----
Net Asset Value, End
 of Period............  $10.06
                        ======
Total Return /(a)/ ...    0.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,522
 Ratio of Expenses to
  Average Net Assets..    2.65%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    4.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.71)%/(e)/
 Portfolio Turnover
  Rate................    91.8%/(e)/

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP BLEND FUND, INC.
--------------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.08
                          ----
 Total From Investment
            Operations    0.06
                          ----
Net Asset Value, End
 of Period............  $10.06
                        ======
Total Return /(a)/ ...    0.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,027
 Ratio of Expenses to
  Average Net Assets..    2.64%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.81%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.68)%/(e)/
 Portfolio Turnover
  Rate................    91.8%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from December 22, 2000, date shares first offered, through April
  30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS LARGECAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.12         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.05)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.36)         (1.84)
                          -----          -----
 Total From Investment
            Operations    (2.41)         (1.88)
                          -----          -----
Net Asset Value, End
 of Period............    $5.71          $8.12
                          =====          =====
Total Return /(a)/ ...   (29.68)%/(d)/  (20.55)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,222         $7,126
 Ratio of Expenses to
  Average Net Assets..     1.72%/(e)/     1.73%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.35%/(e)/     2.44%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.08)%/(e)/   (1.24)%/(e)/
 Portfolio Turnover
  Rate................    155.4%/(e)/    181.8%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS LARGECAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.08         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.03)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.39)         (1.86)
                          -----          -----
 Total From Investment
            Operations    (2.42)         (1.92)
                          -----          -----
Net Asset Value, End
 of Period............    $5.66          $8.08
                          =====          =====
Total Return /(a)/ ...   (29.95)%/(d)/  (20.94)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,822         $2,796
 Ratio of Expenses to
  Average Net Assets..     2.46%/(e)/     2.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.02%/(e)/     3.17%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.83)%/(e)/   (1.91)%/(e)/
 Portfolio Turnover
  Rate................    155.4%/(e)/    181.8%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS LARGECAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.08         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.06)         (0.10)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.37)         (1.82)
                          -----          -----
 Total From Investment
            Operations    (2.43)         (1.92)
                          -----          -----
Net Asset Value, End
 of Period............    $5.65          $8.08
                          =====          =====
Total Return /(a)/ ...   (30.07)%/(d)/  (20.94)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $702         $1,009
 Ratio of Expenses to
  Average Net Assets..     2.62%/(e)/     2.46%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.31%/(e)/     3.43%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.99)%/(e)/   (1.95)%/(e)/
 Portfolio Turnover
  Rate................    155.4%/(e)/    181.8%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS LARGECAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.10         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.02)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.40)         (1.84)
                          -----          -----
 Total From Investment
            Operations    (2.42)         (1.90)
                          -----          -----
Net Asset Value, End
 of Period............    $5.68          $8.10
                          =====          =====
Total Return..........   (29.88)%/(d)/  (20.74)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,766         $1,759
 Ratio of Expenses to
  Average Net Assets..     2.15%/(e)/     2.11%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.79%/(e)/     2.92%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.52)%/(e)/   (1.60)%/(e)/
 Portfolio Turnover
  Rate................    155.4%/(e)/    181.8%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income    0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.44
                          ----
Net Asset Value, End
 of Period............  $10.44
                        ======
Total Return /(a)/ ...    4.40%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $4,428
 Ratio of Expenses to
  Average Net Assets..    1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.06%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    0.43%/(e)/
 Portfolio Turnover
  Rate................    17.2%/(e)/

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.42
                          ----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return /(a)/ ...    4.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,419
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    4.27%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.31)%/(e)/
 Portfolio Turnover
  Rate................    17.2%/(e)/

                         2001/(C)/
                         ----
PRINCIPAL PARTNERS LARGECAP VALUE FUND, INC.
--------------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..  $10.00
Income from Investment
 Operations:
 Net Investment Income   (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    0.43
                          ----
 Total From Investment
            Operations    0.42
                          ----
Net Asset Value, End
 of Period............  $10.42
                        ======
Total Return /(a)/ ...    4.20%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $1,076
 Ratio of Expenses to
  Average Net Assets..    2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...    3.81%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..   (0.26)%/(e)/
 Portfolio Turnover
  Rate................    17.2%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from December 22, 2000, date shares first offered, through April
  30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.09         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.06)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.85)         (0.87)
                          -----          -----
 Total From Investment
            Operations    (2.91)         (0.91)
                          -----          -----
Net Asset Value, End
 of Period............    $6.18          $9.09
                          =====          =====
Total Return /(a)/ ...   (36.10)%/(d)/  (12.68)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $12,496        $11,875
 Ratio of Expenses to
  Average Net Assets..     1.90%/(e)/     1.79%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.24%/(e)/     2.50%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.52)%/(e)/   (1.40)%/(e)/
 Portfolio Turnover
  Rate................    371.9%/(e)/    265.5%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.04         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.03)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.88)         (0.89)
                          -----          -----
 Total From Investment
            Operations    (2.91)         (0.96)
                          -----          -----
Net Asset Value, End
 of Period............    $6.13          $9.04
                          =====          =====
Total Return /(a)/ ...   (36.54)%/(d)/  (13.16)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,517         $4,093
 Ratio of Expenses to
  Average Net Assets..     2.65%/(e)/     2.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.90%/(e)/     3.22%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.27)%/(e)/   (2.18)%/(e)/
 Portfolio Turnover
  Rate................    371.9%/(e)/    265.5%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.04         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.05)         (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.86)         (0.85)
                          -----          -----
 Total From Investment
            Operations    (2.91)         (0.96)
                          -----          -----
Net Asset Value, End
 of Period............    $6.13          $9.04
                          =====          =====
Total Return /(a)/ ...   (36.54)%/(d)/  (13.16)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,018         $1,288
 Ratio of Expenses to
  Average Net Assets..     2.64%/(e)/     2.54%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.10%/(e)/     3.46%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.25)%/(e)/   (2.10)%/(e)/
 Portfolio Turnover
  Rate................    371.9%/(e)/    265.5%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.
-------------------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.06         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.02)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.89)         (0.87)
                          -----          -----
 Total From Investment
            Operations    (2.91)         (0.94)
                          -----          -----
Net Asset Value, End
 of Period............    $6.15          $9.06
                          =====          =====
Total Return..........   (36.37)%/(d)/  (12.97)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,811         $2,382
 Ratio of Expenses to
  Average Net Assets..     2.40%/(e)/     2.29%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     2.63%/(e)/     2.94%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.02)%/(e)/   (1.88)%/(e)/
 Portfolio Turnover
  Rate................    371.9%/(e)/    265.5%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000. The expense limits for each class were increased on November 1, 2000.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from March 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.03)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.21)
                          -----
 Total From Investment
            Operations    (1.24)
 ----
Net Asset Value, End
 of Period............    $8.76
                          =====
Total Return /(a)/ ...   (12.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $3,707
 Ratio of Expenses to
  Average Net Assets..     1.95%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.52%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.17)%/(e)/
 Portfolio Turnover
  Rate................    116.8%/(e)/

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.21)
                          -----
 Total From Investment
            Operations    (1.26)
 ----
Net Asset Value, End
 of Period............    $8.74
                          =====
Total Return /(a)/ ...   (12.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,211
 Ratio of Expenses to
  Average Net Assets..     2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     4.91%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.92)%/(e)/
 Portfolio Turnover
  Rate................    116.8%/(e)/

                          2001/(C)/
                          ----
PRINCIPAL PARTNERS SMALLCAP
---------------------------
GROWTH FUND, INC.
-----------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..   $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.20)
                          -----
 Total From Investment
            Operations    (1.26)
 ----
Net Asset Value, End
 of Period............    $8.74
                          =====
Total Return /(a)/ ...   (12.60)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $891
 Ratio of Expenses to
  Average Net Assets..     2.70%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     4.24%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.87)%/(e)/
 Portfolio Turnover
  Rate................    116.8%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Period from December 22, 2000, date shares first offered, through April
  30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/    2000      1999          1998/(G)/
                          ----         ----      ----          ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.03       $7.73     $8.39         $10.15
Income from Investment
 Operations:
 Net Investment Income     0.16        0.35      0.31           0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37        1.30     (0.67)         (1.76)
                           ----        ----     -----          -----
 Total From Investment
            Operations     0.53        1.65     (0.36)         (1.56)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)      (0.35)    (0.30)         (0.20)
                          -----       -----     -----          -----
   Total Dividends and
         Distributions    (0.20)      (0.35)    (0.30)         (0.20)
                          -----       -----     -----          -----
Net Asset Value, End
 of Period............    $9.36       $9.03     $7.73          $8.39
                          =====       =====     =====          =====
Total Return /(a)/ ...     5.86%/(d)/ 21.86%    (4.38)%       (15.45)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $11,365      $9,439    $6,459         $5,490
 Ratio of Expenses to
  Average Net Assets..     1.91%/(e)/  1.88%     2.19%          2.25%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --        2.17%       --             --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.41%/(e)/  4.28%     3.77%          2.89%/(e)/
 Portfolio Turnover
  Rate................     75.0%/(e)/  79.8%     55.1%          60.4%/(e)/

                          2001/(C)/    2000      1999          1998/(G)/
                          ----         ----      ----          ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.00       $7.71     $8.38         $10.15
Income from Investment
 Operations:
 Net Investment Income     0.13        0.30      0.24           0.20
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.36        1.29     (0.66)         (1.78)
                           ----        ----     -----          -----
 Total From Investment
            Operations     0.49        1.59     (0.42)         (1.58)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.17)      (0.30)    (0.25)         (0.19)
                          -----       -----     -----          -----
   Total Dividends and
         Distributions    (0.17)      (0.30)    (0.25)         (0.19)
                          -----       -----     -----          -----
Net Asset Value, End
 of Period............    $9.32       $9.00     $7.71          $8.38
                          =====       =====     =====          =====
Total Return /(a)/ ...     5.44%/(d)/ 21.00%    (5.10)%       (15.67)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,257      $4,488    $3,351         $3,120
 Ratio of Expenses to
  Average Net Assets..     2.53%/(e)/  2.62%     2.98%          2.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --        2.75%       --             --
 Ratio of Net
  Investment Income to
  Average Net Assets..     2.83%/(e)/  3.53%     2.98%          2.67%/(e)/
 Portfolio Turnover
  Rate................     75.0%/(e)/  79.8%     55.1%          60.4%/(e)/

                          2001/(C)/    2000     1999/(F)/
                          ----         ----     ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.04       $7.72     $8.66
Income from Investment
 Operations:
 Net Investment Income     0.02        0.30      0.06
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.35        1.30     (0.94)
                           ----        ----     -----
 Total From Investment
            Operations     0.37        1.60     (0.88)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.05)      (0.28)    (0.06)
                          -----       -----     -----
   Total Dividends and
         Distributions    (0.05)      (0.28)    (0.06)
                          -----       -----     -----
Net Asset Value, End
 of Period............    $9.36       $9.04     $7.72
                          =====       =====     =====
Total Return /(a)/ ...     4.08%/(d)/ 21.01%   (10.21)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $248        $143       $99
 Ratio of Expenses to
  Average Net Assets..     5.14%/(e)/  2.62%     3.13%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --       10.14%       --
 Ratio of Net
  Investment Income to
  Average Net Assets..     0.14%/(e)/  3.55%     2.00%/(e)/
 Portfolio Turnover
  Rate................     75.0%/(e)/  79.8%     55.1%/(e)/

                          2001/(C)/    2000      1999          1998/(G)/
                          ----         ----      ----          ----
PRINCIPAL REAL ESTATE FUND, INC.
--------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.02       $7.72     $8.40         $10.15
Income from Investment
 Operations:
 Net Investment Income     0.15        0.31      0.28           0.23
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.37        1.31     (0.66)         (1.78)
                           ----        ----     -----          -----
 Total From Investment
            Operations     0.52        1.62     (0.38)         (1.55)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.19)      (0.32)    (0.30)         (0.20)
                          -----       -----     -----          -----
   Total Dividends and
         Distributions    (0.19)      (0.32)    (0.30)         (0.20)
                          -----       -----     -----          -----
Net Asset Value, End
 of Period............    $9.35       $9.02     $7.72          $8.40
                          =====       =====     =====          =====
Total Return..........     5.73%/(d)/ 21.40%    (4.70)%       (15.37)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,435      $4,485    $3,100         $2,928
 Ratio of Expenses to
  Average Net Assets..     2.09%/(e)/  2.38%     2.53%          1.99%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --        2.48%       --             --
 Ratio of Net
  Investment Income to
  Average Net Assets..     3.21%/(e)/  3.79%     3.43%          3.07%/(e)/
 Portfolio Turnover
  Rate................     75.0%/(e)/  79.8%     55.1%          60.4%/(e)/


See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(g) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A, Class B, and Class R shares each recognized $.03 net investment income per share from December 11, 1997 through December 30, 1997, of which each class distributed $.01 to its sole shareholder, Principal Life
  Insurance Company.   During the initial interim period, each class also
  incurred an unrealized gain of $.13 per share.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000       1999         1998/(G)/
                          ----           ----       ----         ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.24        $11.34      $8.43         $9.92
Income from Investment
 Operations:
 Net Investment Income    (0.06)        (0.11)     (0.11)        (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.60)         1.27       3.02         (1.41)
                          -----          ----       ----         -----
 Total From Investment
            Operations    (0.66)         1.16       2.91         (1.49)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (1.62)        (1.26)        --            --
  ----                    -----         -----
   Total Dividends and
         Distributions    (1.62)        (1.26)        --            --
  ----                    -----         -----
Net Asset Value, End
 of Period............    $8.96        $11.24     $11.34         $8.43
                          =====        ======     ======         =====
Total Return /(a)/ ...    (4.94)%/(d)/   9.89%     34.52%       (15.95)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $62,106       $60,660    $41,598       $18,438
 Ratio of Expenses to
  Average Net Assets..     1.80%/(e)/    1.75%      1.92%         2.58%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          1.76%        --            --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.48)%/(e)/  (0.61)%    (1.04)%       (1.65)%/(e)/
 Portfolio Turnover
  Rate................    154.8%/(e)/   138.4%     100.7%         20.5%/(e)/

                          2001/(C)/      2000       1999         1998/(G)/
                          ----           ----       ----         ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.02        $11.21      $8.41         $9.91
Income from Investment
 Operations:
 Net Investment Income     0.02         (0.10)     (0.11)        (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.70)         1.17       2.91         (1.39)
                          -----          ----       ----         -----
 Total From Investment
            Operations    (0.68)         1.07       2.80         (1.50)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (1.62)        (1.26)        --            --
  ----                    -----         -----
   Total Dividends and
         Distributions    (1.62)        (1.26)        --            --
  ----                    -----         -----
Net Asset Value, End
 of Period............    $8.72        $11.02     $11.21         $8.41
                          =====        ======     ======         =====
Total Return /(a)/ ...    (5.27)%/(d)/   9.14%     33.29%       (16.15)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $19,824       $19,022    $14,158        $6,550
 Ratio of Expenses to
  Average Net Assets..     2.66%/(e)/    2.41%      2.63%         2.80%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          2.41%        --            --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.34)%/(e)/  (1.27)%    (1.75)%       (1.85)%/(e)/
 Portfolio Turnover
  Rate................    154.8%/(e)/   138.4%     100.7%         20.5%/(e)/

                          2001/(C)/      2000      1999/(F)/
                          ----           ----      ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.12        $11.31     $11.14
Income from Investment
 Operations:
 Net Investment Income    (0.05)        (0.12)     (0.05)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.68)         1.19       0.22
                          -----          ----       ----
 Total From Investment
            Operations    (0.73)         1.07       0.17
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (1.62)        (1.26)        --
  ----                    -----         -----
   Total Dividends and
         Distributions    (1.62)        (1.26)        --
  ----                    -----         -----
Net Asset Value, End
 of Period............    $8.77        $11.12     $11.31
                          =====        ======     ======
Total Return /(a)/ ...    (5.75)%/(d)/   9.04%      1.53%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,194        $1,078       $189
 Ratio of Expenses to
  Average Net Assets..     3.51%/(e)/    2.53%      2.60%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          3.84%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.20)%/(e)/  (1.40)%    (1.79)%/(e)/
 Portfolio Turnover
  Rate................    154.8%/(e)/   138.4%     100.7%/(e)/

                          2001/(C)/      2000       1999         1998/(G)/
                          ----           ----       ----         ----
PRINCIPAL SMALLCAP FUND, INC.
-----------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..   $11.17        $11.31      $8.45         $9.91
Income from Investment
 Operations:
 Net Investment Income     0.02         (0.03)     (0.10)        (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.69)         1.15       2.96         (1.39)
                          -----          ----       ----         -----
 Total From Investment
            Operations    (0.67)         1.12       2.86         (1.46)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (1.62)        (1.26)        --            --
  ----                    -----         -----
   Total Dividends and
         Distributions    (1.62)        (1.26)        --            --
  ----                    -----         -----
Net Asset Value, End
 of Period............    $8.88        $11.17     $11.31         $8.45
                          =====        ======     ======         =====
Total Return..........    (5.09)%/(d)/   9.53%     33.85%       (15.75)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $20,588       $17,880    $10,177        $4,688
 Ratio of Expenses to
  Average Net Assets..     2.16%/(e)/    2.12%      2.31%         2.07%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --          2.19%        --            --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.85)%/(e)/  (0.98)%    (1.43)%       (1.12)%/(e)/
 Portfolio Turnover
  Rate................    154.8%/(e)/   138.4%     100.7%         20.5%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver was effective for the year ended October 31, 2000.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(g) /Period from December 31, 1997, date shares first offered, through October
  31, 1998. Class A, Class B, and Class R shares each recognized $.02 net investment income per share from December 11, 1997 through December 30, 1997. Each class distributed $.01 taxable return of capital to its sole shareholder, Principal Life Insurance Company. During the initial interim period, each class also incurred an unrealized loss of $.09 per share.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(C)/      2000       1999          1998      1997       1996
                           ----           ----       ----          ----      ----       ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.40        $17.86     $16.11        $12.55    $11.40     $10.94
Income from Investment
 Operations:
 Net Investment Income      0.13          0.27       0.33          0.41      0.48       0.44
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.11)         1.68       2.00          3.59      1.12       0.45
                           -----          ----       ----          ----      ----       ----
 Total From Investment
            Operations      0.02          1.95       2.33          4.00      1.60       0.89
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.13)        (0.27)     (0.34)        (0.44)    (0.45)     (0.43)
 Distributions from
  Capital Gains.......     (3.66)        (1.14)     (0.24)           --        --         --
  ----                     -----         -----      -----
   Total Dividends and
         Distributions     (3.79)        (1.41)     (0.58)        (0.44)    (0.45)     (0.43)
                           -----         -----      -----         -----     -----      -----
Net Asset Value, End
 of Period............    $14.63        $18.40     $17.86        $16.11    $12.55     $11.40
                          ======        ======     ======        ======    ======     ======
Total Return /(a)/ ...      1.13%/(d)/   12.09%     14.74%        32.10%    14.26%      8.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $101,155      $101,352    $99,857       $83,533   $64,366    $66,322
 Ratio of Expenses to
  Average Net Assets..      1.21%/(e)/    1.23%      1.20%         1.15%     1.15%      1.17%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --          1.23%     1.25%      1.25%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.98%/(e)/    1.59%      1.94%         2.73%     3.90%      3.85%
 Portfolio Turnover
  Rate................     112.4%/(e)/   150.8%      23.5%         11.9%     22.5%      34.2%

                           2001/(C)/      2000       1999          1998      1997       1996
                           ----           ----       ----          ----      ----       ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.37        $17.83     $16.09        $12.53    $11.38     $10.93
Income from Investment
 Operations:
 Net Investment Income      0.09          0.14       0.22          0.30      0.38       0.36
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.13)         1.69       1.98          3.59      1.13       0.43
                           -----          ----       ----          ----      ----       ----
 Total From Investment
            Operations     (0.04)         1.83       2.20          3.89      1.51       0.79
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.07)        (0.15)     (0.22)        (0.33)    (0.36)     (0.34)
 Distributions from
  Capital Gains.......     (3.66)        (1.14)     (0.24)           --        --         --
  ----                     -----         -----      -----
   Total Dividends and
         Distributions     (3.73)        (1.29)     (0.46)        (0.33)    (0.36)     (0.34)
                           -----         -----      -----         -----     -----      -----
Net Asset Value, End
 of Period............    $14.60        $18.37     $17.83        $16.09    $12.53     $11.38
                          ======        ======     ======        ======    ======     ======
Total Return /(a)/ ...      0.69%/(d)/   11.30%     13.85%        31.23%    13.41%      7.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $20,361       $19,624    $18,282       $11,391    $6,937     $5,579
 Ratio of Expenses to
  Average Net Assets..      2.04%/(e)/    2.00%      1.95%         1.90%     1.90%      1.93%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --          2.00%     1.95%      2.06%
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.14%/(e)/    0.82%      1.19%         2.04%     3.14%      3.07%
 Portfolio Turnover
  Rate................     112.4%/(e)/   150.8%      23.5%         11.9%     22.5%      34.2%

                           2001/(C)/      2000      1999/(F)/
                           ----           ----      ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.17        $17.84     $17.97
Income from Investment
 Operations:
 Net Investment Income      0.08         (0.06)      0.05
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.17)         1.64      (0.14)
                           -----          ----      -----
 Total From Investment
            Operations     (0.09)         1.58      (0.09)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --         (0.11)     (0.04)
 Distributions from
  Capital Gains.......     (3.66)        (1.14)        --
  ----                     -----         -----
   Total Dividends and
         Distributions     (3.66)        (1.25)     (0.04)
                           -----         -----      -----
Net Asset Value, End
 of Period............    $14.42        $18.17     $17.84
                          ======        ======     ======
Total Return /(a)/ ...      0.37%/(d)/    9.78%     (0.47)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $854          $721       $226
 Ratio of Expenses to
  Average Net Assets..      2.85%/(e)/    3.69%      2.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.34%/(e)/   (0.88)%     1.08%/(e)/
 Portfolio Turnover
  Rate................     112.4%/(e)/   150.8%      23.5%/(e)/

                           2001/(C)/      2000       1999          1998      1997      1996/(G)/
                           ----           ----       ----          ----      ----      ----
PRINCIPAL UTILITIES FUND, INC.
------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $18.36        $17.82     $16.07        $12.49    $11.33     $11.75
Income from Investment
 Operations:
 Net Investment Income      0.10          0.17       0.21          0.33      0.39       0.28
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.12)         1.68       2.00          3.58      1.14      (0.41)
                           -----          ----       ----          ----      ----      -----
 Total From Investment
            Operations     (0.02)         1.85       2.21          3.91      1.53      (0.13)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.08)        (0.17)     (0.22)        (0.33)    (0.37)     (0.29)
 Distributions from
  Capital Gains.......     (3.66)        (1.14)     (0.24)           --        --         --
  ----                     -----         -----      -----
   Total Dividends and
         Distributions     (3.74)        (1.31)     (0.46)        (0.33)    (0.37)     (0.29)
                           -----         -----      -----         -----     -----      -----
Net Asset Value, End
 of Period............    $14.60        $18.36     $17.82        $16.07    $12.49     $11.33
                          ======        ======     ======        ======    ======     ======
Total Return..........      0.89%/(d)/   11.43%     13.97%        31.47%    13.72%     (0.31)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $12,015       $10,738     $8,081        $4,005    $1,512       $311
 Ratio of Expenses to
  Average Net Assets..      1.73%/(e)/    1.80%      1.87%         1.65%     1.65%      1.47%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --          2.10%     2.67%      1.47%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      1.46%/(e)/    1.01%      1.27%         2.21%     3.35%      3.77%/(e)/
 Portfolio Turnover
  Rate................     112.4%/(e)/   150.8%      23.5%         11.9%     22.5%      34.2%/(e)/


See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                             DOMESTIC GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(g) /Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL             PRINCIPAL
                                        EUROPEAN        INTERNATIONAL EMERGING
                                    EQUITY FUND, INC.     MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST     $  5,971,405          $ 28,633,874
                                      ============          ============
ASSETS
Investment in securities--at value    $  5,575,239          $ 26,092,139
Cash..............................         188,080               789,465
Receivables:
 Capital Shares sold..............              --                 2,975
 Dividends and interest...........          16,143               108,391
 Investment securities sold.......         109,179                73,936
 Net foreign currency contracts...          13,442                    --
                                      ------------          ------------
                      Total Assets       5,902,083            27,066,906
LIABILITIES
Accrued expenses..................          28,513                67,298
Payables:
 Capital Shares reacquired........           3,254                65,853
 Investment securities purchased..          51,278               190,086
                                      ------------          ------------
                 Total Liabilities          83,045               323,237
                                      ------------          ------------
NET ASSETS APPLICABLE TO
 OUTSTANDING SHARES...............    $  5,819,038          $ 26,743,669
                                      ============          ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital..................    $  7,319,271          $ 31,680,425
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)..........         (55,279)             (138,440)
Accumulated undistributed
 (overdistributed) net realized
 gain (loss)......................      (1,061,910)           (2,256,410)
Net unrealized appreciation
 (depreciation) of investments....        (396,166)           (2,541,735)
Net unrealized appreciation
 (depreciation) on translation of
 assets and liabilities in foreign
 currencies.......................          13,122                  (171)
                                      ------------          ------------
                  Total Net Assets    $  5,819,038          $ 26,743,669
                                      ============          ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized.................     100,000,000           100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...............    $  2,306,329          $ 16,376,434
  Shares issued and outstanding...         299,676             2,083,579
  Net asset value per share.......    $       7.70          $       7.86
  Maximum offering price per share
 (a) .............................    $       8.08          $       8.25
                                      ============          ============

Class B: Net Assets...............    $  1,392,169          $  5,725,051
  Shares issued and outstanding...         181,053               743,531
  Net asset value per share (b) ..    $       7.69          $       7.70
                                      ============          ============

Class C: Net Assets...............    $  1,017,772          $    266,285
  Shares issued and outstanding...         132,360                34,275
  Net asset value per share (b) ..    $       7.69          $       7.77
                                      ============          ============

Class R: Net Assets...............    $  1,102,768          $  4,375,899
  Shares issued and outstanding...         143,684               559,882
  Net asset value per share.......    $       7.67          $       7.82
                                      ============          ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL          PRINCIPAL
                                           INTERNATIONAL      INTERNATIONAL
                                            FUND, INC.     SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .......  $363,447,040       $ 50,049,320
                                           ============       ============
ASSETS
Investment in securities--at value.......  $352,547,248       $ 51,534,553
Cash.....................................     1,036,604            325,737
Receivables:
 Capital Shares sold.....................       890,361          1,281,873
 Dividends and interest..................     1,592,353            118,030
 Investment securities sold..............     1,222,889            608,017
Other assets.............................         4,984                 --
                                           ------------       ------------
                             Total Assets   357,294,439         53,868,210
LIABILITIES
Accrued expenses.........................       136,716             61,403
Payables:
 Capital Shares reacquired...............       596,599            248,215
 Investment securities purchased.........     1,096,931          1,595,659
                                           ------------       ------------
                        Total Liabilities     1,830,246          1,905,277
                                           ------------       ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES .................................  $355,464,193       $ 51,962,933
                                           ============       ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.........................  $378,593,197       $ 56,468,566
Accumulated undistributed
 (overdistributed) net investment income
 (operating loss)........................    (1,061,011)          (352,757)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)..................................   (11,130,440)        (5,633,115)
Net unrealized appreciation
 (depreciation) of investments...........   (10,899,792)         1,485,233
Net unrealized appreciation
 (depreciation) on translation of assets
 and liabilities in foreign currencies...       (37,761)            (4,994)
                                           ------------       ------------
                         Total Net Assets  $355,464,193       $ 51,962,933
                                           ============       ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized........................   125,000,000        100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets......................  $286,579,385       $ 33,434,498
  Shares issued and outstanding..........    39,641,147          2,796,342
  Net asset value per share..............  $       7.23       $      11.96
  Maximum offering price per share (a) ..  $       7.59       $      12.56
                                           ============       ============

Class B: Net Assets......................  $ 42,746,633       $ 10,639,352
  Shares issued and outstanding..........     5,940,463            911,845
  Net asset value per share (b) .........  $       7.20       $      11.67
                                           ============       ============

Class C: Net Assets......................  $  1,088,462       $    648,033
  Shares issued and outstanding..........       152,387             56,377
  Net asset value per share (b) .........  $       7.14       $      11.49
                                           ============       ============

Class R: Net Assets......................  $ 25,049,713       $  7,241,050
  Shares issued and outstanding..........     3,481,637            606,636
  Net asset value per share..............  $       7.19       $      11.94
                                           ============       ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                 PACIFIC BASIN
                                                                  FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ............................   $  6,680,391
                                                                 ============
ASSETS
Investment in securities--at value............................   $  5,118,010
Cash..........................................................        201,835
Receivables:
 Dividends and interest.......................................         14,483
 Investment securities sold...................................         40,866
 Net foreign currency contracts...............................         21,836
                                                                 ------------
                                                  Total Assets      5,397,030
LIABILITIES
Accrued expenses..............................................         11,854
Payables:
 Capital Shares reacquired....................................         71,108
 Investment securities purchased..............................         68,306
                                                                 ------------
                                             Total Liabilities        151,268
                                                                 ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ..................   $  5,245,762
                                                                 ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital.................   $  6,919,125
Accumulated undistributed (overdistributed) net investment
 income (operating loss)......................................         (2,103)
Accumulated undistributed (overdistributed) net realized gain
 (loss).......................................................       (130,155)
Net unrealized appreciation (depreciation) of investments.....     (1,562,381)
Net unrealized appreciation (depreciation) on translation of
 assets and liabilities in foreign currencies.................         21,276
                                                                 ------------
                                              Total Net Assets   $  5,245,762
                                                                 ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized.............................................    100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets...........................................   $  1,949,697
  Shares issued and outstanding...............................        266,562
  Net asset value per share...................................   $       7.31
  Maximum offering price per share (a) .......................   $       7.67
                                                                 ============

Class B: Net Assets...........................................   $  1,233,173
  Shares issued and outstanding...............................        169,287
  Net asset value per share (b) ..............................   $       7.28
                                                                 ============

Class C: Net Assets...........................................   $    951,287
  Shares issued and outstanding...............................        130,775
  Net asset value per share (b) ..............................   $       7.27
                                                                 ============

Class R: Net Assets...........................................   $  1,111,605
  Shares issued and outstanding...............................        152,431
  Net asset value per share...................................   $       7.29
                                                                 ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PRINCIPAL             PRINCIPAL
                                        EUROPEAN        INTERNATIONAL EMERGING
                                    EQUITY FUND, INC.     MARKETS FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends........................     $  39,741             $   297,896
 Withholding tax on foreign
  dividends.......................        (4,628)                (19,447)
 Interest.........................         1,865                  41,803
                                       ---------             -----------
                      Total Income        36,978                 320,252
Expenses:
 Management and investment
  advisory fees...................        25,725                 171,315
 Distribution fees................        16,156                  65,875
 Auditing and legal fees..........         2,387                   3,688
 Custodian fees...................        21,281                  42,196
 Directors' fees..................         1,714                   2,196
 Registration fees................         5,777                  23,080
 Shareholder reports..............           400                   1,956
 Transfer and administrative fees.        30,933                 105,311
 Other expenses...................           152                     971
                                       ---------             -----------
              Total Gross Expenses       104,525                 416,588
 Less: Management and investment
  advisory fees waived............        21,571                  48,009
                                       ---------             -----------
                Total Net Expenses        82,954                 368,579
                                       ---------             -----------
  Net Investment Income (Operating
                             Loss)       (45,976)                (48,327)

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES
Net realized gain (loss) from:
 Investment transactions..........      (752,185)             (2,256,411)
 Foreign currency transactions....        (2,941)                (68,113)
Change in unrealized
 appreciation/depreciation of:
 Investments......................       150,492                (461,768)
 Translation of assets and
  liabilities in foreign
  currencies......................         5,569                   2,141
                                       ---------             -----------
  Net Realized and Unrealized Gain
 (Loss) on Investments and Foreign
                        Currencies      (599,065)             (2,784,151)
                                       ---------             -----------
    Net Increase (Decrease) in Net
  Assets Resulting from Operations     $(645,041)            $(2,832,478)
                                       =========             ===========



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                             PRINCIPAL          PRINCIPAL
                                           INTERNATIONAL      INTERNATIONAL
                                            FUND, INC.     SMALLCAP FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends...............................  $  2,426,560       $   369,030
 Withholding tax on foreign dividends....      (310,510)          (43,660)
 Interest................................       561,875           152,283
                                           ------------       -----------
                             Total Income     2,677,925           477,653
Expenses:
 Management and investment advisory fees.     1,558,249           316,601
 Distribution fees.......................       506,580           136,966
 Auditing and legal fees.................         5,118             3,748
 Custodian fees..........................        96,306            61,516
 Directors' fees.........................         7,552             2,491
 Registration fees.......................        28,735            35,214
 Shareholder reports.....................        11,237             3,621
 Transfer and administrative fees........       574,222           211,471
 Other expenses..........................        13,081             1,813
                                           ------------       -----------
                           Total Expenses     2,801,080           773,441
                                           ------------       -----------
   Net Investment Income (Operating Loss)      (123,155)         (295,788)

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions.................   (11,053,307)       (5,633,115)
 Foreign currency transactions...........      (470,321)          (56,969)
Change in unrealized
 appreciation/depreciation of:
 Investments.............................   (29,335,447)       (3,234,649)
 Translation of assets and liabilities in
  foreign currencies.....................       105,274            35,308
                                           ------------       -----------
  Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currencies   (40,753,801)       (8,889,425)
                                           ------------       -----------
    Net Increase (Decrease) in Net Assets
                Resulting from Operations  $(40,876,956)      $(9,185,213)
                                           ============       ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                PRINCIPAL                  PRINCIPAL
                                 EUROPEAN            INTERNATIONAL EMERGING
                            EQUITY FUND, INC.          MARKETS FUND, INC.
-------------------------------------------------------------------------------
                         SIX MONTHS     PERIOD      SIX MONTHS        YEAR
                            ENDED        ENDED        ENDED          ENDED
                          APRIL 30,   OCTOBER 31,   APRIL 30,     OCTOBER 31,
                            2001       2000 (A)        2001           2000
                         -----------  -----------  ------------  --------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss)......  $  (45,976)  $  (38,811)  $   (48,327)   $  (418,952)
Net realized gain
 (loss) from investment
 transactions and
 foreign currency
 transactions..........    (755,126)    (230,511)   (2,324,524)     2,187,246
Change in unrealized
 appreciation/depreciation
 of investments and
 translations of assets
 and liabilities in
 foreign currencies....     156,061     (539,105)     (459,627)    (3,173,351)
                         ----------   ----------   -----------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations    (645,041)    (808,427)   (2,832,478)    (1,405,057)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............     (25,437)          --            --             --
 Class B...............      (6,927)          --            --             --
 Class C...............      (4,408)          --            --             --
 Class R...............      (9,924)          --            --             --
Dividends in excess of
 net investment income:
 Class A...............          --           --            --        (25,056)
 Class R...............          --           --            --         (7,869)
From net realized gain
 on investments and
 foreign currency
 transactions:
 Class A...............          --           --      (119,672)            --
 Class B...............          --           --       (41,939)            --
 Class C...............          --           --        (1,741)            --
 Class R...............          --           --       (30,906)            --
                         ----------   ----------   -----------    -----------
    Total Dividends and
          Distributions     (46,696)          --      (194,258)       (32,925)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............     527,033    2,576,227     2,201,349     12,493,426
 Class B...............     261,528    1,472,073       526,667      2,502,588
 Class C...............      21,430    1,292,283        73,937        204,604
 Class R...............      32,794    1,384,288       428,967      1,920,715
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............      25,342           --       117,865         24,482
 Class B...............       6,900           --        41,816             --
 Class C...............       4,408           --           877             --
 Class R...............       9,923           --        30,906          7,869
Shares redeemed:
 Class A...............    (214,554)     (55,170)   (1,982,143)    (7,064,384)
 Class B...............     (11,762)        (167)     (388,605)    (1,102,892)
 Class C...............      (3,000)          --       (37,845)       (16,061)
 Class R...............      (8,285)      (2,089)     (208,092)      (734,133)
                         ----------   ----------   -----------    -----------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions     651,757    6,667,445       805,699      8,236,214
                         ----------   ----------   -----------    -----------
         Total Increase
             (Decrease)     (39,980)   5,859,018    (2,221,037)     6,798,232
NET ASSETS
Beginning of period....   5,859,018           --    28,964,706     22,166,474
                         ----------   ----------   -----------    -----------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $5,819,038   $5,859,018   $26,743,669    $28,964,706
                         ==========   ==========   ===========    ===========
Undistributed Net
 Investment Income
 (Operating Loss)......  $  (55,279)  $   40,403   $  (138,440)   $   (22,000)
                         ==========   ==========   ===========    ===========



(a)Period from April 26, 2000 (date operations commenced) through October 31, 2000.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                  PRINCIPAL                     PRINCIPAL
                                INTERNATIONAL            INTERNATIONAL SMALLCAP
                                 FUND, INC.                    FUND, INC.
------------------------------------------------------------------------------------
                         SIX MONTHS         YEAR        SIX MONTHS        YEAR
                            ENDED          ENDED          ENDED           ENDED
                          APRIL 30,     OCTOBER 31,     APRIL 30,      OCTOBER 31,
                            2001            2000           2001           2000
                        -------------  --------------  ------------  ---------------
------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $   (123,155)  $   7,324,634   $  (295,788)   $ (1,035,890)
Net realized gain
 (loss) from
 investment
 transactions and
 foreign currency
 transactions.........   (11,523,628)     32,761,431    (5,690,084)     10,183,396
Change in unrealized
 appreciation/depreciation
 of investments and
 translations of assets
 and liabilities in
 foreign currencies....   (29,230,173)    (26,295,471)   (3,199,341)     (2,844,850)
                         ------------   -------------   -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations   (40,876,956)     13,790,594    (9,185,213)      6,302,656
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income:
 Class A...............    (1,927,677)     (8,902,215)           --              --
 Class B...............            --        (913,278)           --              --
 Class C...............            --          (6,309)           --              --
 Class R...............            --        (428,383)           --              --
From net realized gain
 on investments and
 foreign currency
 transactions:
 Class A...............   (26,384,947)    (44,156,072)   (5,669,901)     (2,370,795)
 Class B...............    (4,011,548)     (6,362,398)   (2,003,355)     (1,102,237)
 Class C...............       (92,478)        (44,801)     (113,209)        (20,957)
 Class R...............    (2,352,615)     (2,947,199)   (2,352,615)       (598,971)
                         ------------   -------------   -----------    ------------
    Total Dividends and
          Distributions   (34,769,265)    (63,760,655)   (9,195,818)     (4,092,960)
CAPITAL SHARE
 TRANSACTIONS
Shares sold:
 Class A...............    38,145,820      82,369,195    12,363,799      32,385,361
 Class B...............     4,108,781      11,002,678     1,587,112       8,689,777
 Class C...............       280,529       1,163,693       151,818         711,579
 Class R...............     5,309,771      13,035,534     1,135,488       5,601,145
Shares issued in
 reinvestment of
 dividends and
 distributions:
 Class A...............    27,999,317      52,348,535     5,592,165       1,752,908
 Class B...............     3,959,910       7,193,604     1,970,726         639,532
 Class C...............        84,489          36,063        85,178           9,365
 Class R...............     2,351,892       3,376,384       688,937         143,898
Shares redeemed:
 Class A...............   (43,958,914)   (107,022,647)   (9,504,741)    (22,527,521)
 Class B...............    (4,921,497)    (11,806,895)   (1,426,748)     (8,599,573)
 Class C...............      (146,520)       (154,495)      (49,630)       (113,431)
 Class R...............    (5,370,654)     (7,186,741)   (5,370,654)     (3,266,043)
                         ------------   -------------   -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions    27,842,924      44,354,908    11,840,197      15,426,997
                         ------------   -------------   -----------    ------------
         Total Increase
             (Decrease)   (47,803,297)     (5,615,153)   (6,540,834)     17,636,693
NET ASSETS
Beginning of period....   403,267,490     408,882,643    58,503,767      40,867,074
                         ------------   -------------   -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $355,464,193   $ 403,267,490   $51,962,933    $ 58,503,767
                         ============   =============   ===========    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $ (1,061,011)  $   1,461,000   $  (352,757)   $         --
                         ============   =============   ===========    ============



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                          PACIFIC BASIN
                                                            FUND, INC.
-------------------------------------------------------------------------------
                                                     SIX MONTHS      PERIOD
                                                        ENDED         ENDED
                                                      APRIL 30,    OCTOBER 31,
                                                        2001        2000 (A)
                                                     -----------  -------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).............  $  (45,044)   $  (39,057)
Net realized gain (loss) from investment
 transactions and foreign currency transactions....     (81,811)      106,809
Change in unrealized appreciation/depreciation of
 investments and translations of assets and
 liabilities in foreign currencies.................    (657,424)     (883,681)
                                                     ----------    ----------
    Net Increase (Decrease) in Net Assets Resulting
                                    from Operations    (784,279)     (815,929)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments and foreign
 currency transactions:
 Class A...........................................     (25,066)           --
 Class B...........................................     (17,834)           --
 Class C...........................................     (14,419)           --
 Class R...........................................     (15,773)           --
                                                     ----------    ----------
                  Total Dividends and Distributions     (73,092)           --
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A...........................................     615,314     2,170,059
 Class B...........................................      90,240     1,555,913
 Class C...........................................      10,180     1,276,132
 Class R...........................................     168,057     1,312,197
Shares issued in reinvestment of dividends and
 distributions:
 Class A...........................................      25,006            --
 Class B...........................................      17,790            --
 Class C...........................................      14,419            --
 Class R...........................................      15,773            --
Shares redeemed:
 Class A...........................................    (265,202)      (52,875)
 Class B...........................................      (9,262)       (5,558)
 Class C...........................................      (1,465)           --
 Class R...........................................     (12,841)       (4,815)
                                                     ----------    ----------
 Net Increase (Decrease) in Net Assets from Capital
                                 Share Transactions     668,009     6,251,053
                                                     ----------    ----------
                          Total Increase (Decrease)    (189,362)    5,435,124
NET ASSETS
Beginning of period................................   5,435,124            --
                                                     ----------    ----------
End of period (including undistributed net
 investment income as set forth below).............  $5,245,762    $5,435,124
                                                     ==========    ==========
Undistributed Net Investment Income (Operating
 Loss).............................................  $   (2,103)   $   (5,404)
                                                     ==========    ==========



(a)Period from April 26, 2000 (date operations commenced) through October 31, 2000.
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal European Equity Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc. and Principal Pacific Basin Fund, Inc. (the "International Growth Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

On April 25, 2000, the initial purchase of 100,000 shares of each Class A, B, C and R of the Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc. was made by Principal Life Insurance Company. Effective May 1, 2000, Principal European Equity Fund, Inc. and Principal Pacific Basin Fund, Inc. began offering Class A, B, and C shares to the public and Class R shares to eligible purchasers.

Each fund offers four classes of shares: Class A, Class B, Class C, and Class R. Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but are subject to a declining CDSC on certain redemptions made within six years of purchase. Class C shares are sold without an initial sales charge, but are subject to a CDSC on certain redemptions made within twelve months of purchase. Class R shares are sold without an initial sales charge and are not subject to a CDSC. Class B shares, Class C shares and Class R shares bear higher ongoing distribution fees than Class A shares. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Class C shares do not convert into Class A shares. Class R shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), four years after purchase. All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the International Growth Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the International Growth Funds:



SECURITY VALUATION . The International Growth Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation ('the Manager') under procedures established and regularly reviewed by each fund's Board of Directors. To the extent each fund invests in foreign securities listed on foreign exchanges which trade on days on which the fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each fund's net asset value could be significantly affected on days when shareholders do not have access to the International Growth Funds.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Growth Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by each fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the fund holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.



INCOME AND INVESTMENT TRANSACTIONS. . The International Growth Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The International Growth Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. The International Growth Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The International Growth Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2001 which are included in the corresponding captions of the Statement of Operations, were as follows:

                                                                                           DISTRIBUTION FEES
                                                                                           -----------
                                                                                CLASS A    CLASS B    CLASS C     CLASS R
                                                                                -------   ---------  ---------  -----------
 Principal European Equity Fund, Inc.                                          $  2,798   $  5,200    $5,265     $  2,893
 Principal International Emerging Markets Fund, Inc.                             21,114     26,523     1,305       16,933
 Principal International Fund, Inc.                                             253,698    143,024     5,480      104,378
 Principal International SmallCap Fund, Inc.                                     41,491     56,544     3,223       35,708
 Principal Pacific Basin Fund, Inc.                                               2,245      4,792     4,784        2,946

                                                  TRANSFER AND
                                              ADMINISTRATIVE FEES
                                              -----------
                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------   ---------  ---------  -----------
 Principal European Equity Fund,   $    916    $   850     $365       $   409
 Inc.
 Principal International Emerging    21,074      6,932      341         2,527
 Markets Fund, Inc.
 Principal International Fund,      177,922     51,113      729        32,131
 Inc.
 Principal International SmallCap    53,857     15,961      810         4,495
 Fund, Inc.
 Principal Pacific Basin Fund,          704        805      144           344
 Inc.

 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
                                                                  REGISTRATION FEES
                                                                  -----------
                                                       CLASS A    CLASS B    CLASS C     CLASS R
                                                       -------   ---------  ---------  -----------
 Principal European Equity Fund, Inc.                  $1,144     $1,333     $1,060      $1,257
 Principal International Emerging Markets Fund, Inc.    3,543      2,759      5,159       3,089
 Principal International Fund, Inc.                     8,280      5,168      3,872       3,631
 Principal International SmallCap Fund, Inc.            7,009      7,295      4,782       4,919
 Principal Pacific Basin Fund, Inc.                     1,104      1,207      1,078       1,135

                                              SHAREHOLDER REPORTS
                                              -----------
                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------   ---------  ---------  -----------
 Principal European Equity Fund,    $  230     $   91       $33       $   46
 Inc.
 Principal International Emerging    1,354        421        22          159
 Markets Fund, Inc.
 Principal International Fund,       7,830      2,107        33        1,267
 Inc.
 Principal International SmallCap    2,427        926        43          225
 Fund, Inc.
 Principal Pacific Basin Fund,         229         91        33           45
 Inc.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses and sales of Passive Foreign Investment Companies. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Guide is effective for fiscal years beginning after December 15, 2000. Management of the International Growth Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.


3. OPERATING POLICIES



LINE OF CREDIT . The International Growth Funds participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of
 .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds and portfolios in proportion to their average net assets during each calendar quarter. At April 30, 2001, the International Growth Funds had no outstanding borrowings under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The International Growth Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the International Growth Funds are as follows:

                                  NET ASSET VALUE OF FUNDS (IN MILLIONS)
                             ---------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $100      $100      $100      $100       $400
                             --------  --------  --------  --------  ----------
Principal International       1.25%     1.20%     1.15%     1.10%      1.05%
Emerging Markets Fund, Inc.
Principal International       1.20      1.15      1.10      1.05       1.00
SmallCap Fund, Inc.

                                  NET ASSET VALUE OF FUNDS (IN MILLIONS)
                             --------------------------------------------
                              FIRST      NEXT      NEXT      NEXT       OVER
                               $250      $250      $250      $250      $1,000
                             --------  --------  --------  --------  ----------
Principal European Equity      .90%      .85%      .80%      .75%       .70%
Fund, Inc.
Principal International        .85       .80       .75       .70        .65
Fund, Inc.
Principal Pacific Basin       1.10      1.05      1.00       .95        .90
Fund, Inc.


The International Growth Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

The Manager voluntarily waives a portion of its fee for certain of the International Growth Funds. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period. The amounts waived and the operating expense limits, which were maintained at or below that shown, are as follows:

                                                                                PERIOD ENDED    PERIODS ENDED      EXPENSE
                                                                               APRIL 30, 2001  OCTOBER 31, 2000     LIMIT
                                                                               --------------  ----------------    -------
 Principal European Equity Fund, Inc.
  Class A                                                                         $ 8,587          $ 8,650          2.50%
  Class B                                                                           4,605            7,135          3.25
  Class C                                                                           4,518            5,242          3.25
  Class R                                                                           3,861            4,389          3.00
 Principal International Emerging Markets Fund, Inc.
  Class A                                                                          23,335           20,727         2.50%
  Class B                                                                           9,344               --          3.25
  Class C                                                                           5,459           11,325          3.25
  Class R                                                                           9,871               --          3.00
 Principal Pacific Basin Fund, Inc.
  Class A                                                                           6,528            6,576         2.50%
  Class B                                                                           4,313            9,372          3.25
  Class C                                                                           4,160            7,380          3.25
  Class R                                                                           3,723            5,719          3.00




DISTRIBUTION FEES . The International Growth Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------    -------    -------     -------
 All International Growth Funds      .25%       1.00%      1.00%       .75%


Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A, Class B and Class R shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective International Growth Funds which generated the excess.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4.  MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge is based on declining rates which for Class A shares begin at .75%, Class B shares at 4.00%, and Class C shares at 1.00% of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates which begin at 4.75% of the offering price. The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2001, were as follows:

                                                                             CLASS A    CLASS B     CLASS C
                                                                             -------    -------     -------
 Principal European Equity Fund, Inc.                                       $ 10,392    $   292      $ 30
 Principal International Emerging Markets Fund, Inc.                          43,509      6,875       206
 Principal International Fund, Inc.                                          288,952     59,166       204
 Principal International SmallCap Fund, Inc.                                 159,375     15,541       128
 Principal Pacific Basin Fund, Inc.                                            9,424        124         5




AFFILIATED OWNERSHIP . At April 30, 2001, Principal Life Insurance Company, affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the International Growth Funds as follows:

                                     CLASS A   CLASS B    CLASS C     CLASS R
                                     -------   -------    -------     -------
 Principal European Equity          126,395    125,668    125,504     126,062
 Fund, Inc.
 Principal International            392,256    302,268     11,186     302,743
 Emerging Markets Fund, Inc.
 Principal International Fund,   12,156,436         --     10,406          --
 Inc.
 Principal International                 --         --      8,977     271,369
 SmallCap Fund, Inc.
 Principal Pacific Basin Fund,      126,737    126,739    126,741     126,739
 Inc.





AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the International Growth Funds to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following funds:

                                                                               PERIOD ENDED     PERIODS ENDED
                                                                              APRIL 30, 2001   OCTOBER 31, 2000
                                                                              --------------   ----------------
 Principal European Equity Fund, Inc.                                            $  3,442          $ 12,283
 Principal International Emerging Markets Fund, Inc.                                7,619            21,495
 Principal International Fund, Inc.                                               160,321           391,958
 Principal International SmallCap Fund, Inc.                                        5,061            55,180
 Principal Pacific Basin Fund, Inc.                                                   612             4,011



5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the International Growth Funds were as follows:

                                              PURCHASES              SALES
                                       ------------------------  --------------
 Principal European Equity Fund, Inc.        $  4,292,138         $  3,778,609
 Principal International Emerging               9,111,467            9,007,300
 Markets Fund, Inc.
 Principal International Fund, Inc.           201,162,628          204,402,554
 Principal International SmallCap              54,689,159           48,564,591
 Fund, Inc.
 Principal Pacific Basin Fund, Inc.             1,621,459              981,319

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5.  INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2001, net unrealized appreciation (depreciation) of investments by the International Growth Funds was composed of the following:

                                                                       GROSS UNREALIZED            NET UNREALIZED APPRECIATION
                                                              ----------------------------------
                                                              APPRECIATION       (DEPRECIATION)    (DEPRECIATION) OF INVESTMENTS
                                                              ------------       --------------    -----------------------------
 Principal European Equity Fund, Inc.                         $         199,847  $      (582,891)                 $      (383,044)
 Principal International Emerging Markets Fund, Inc.                  1,818,396       (4,360,302)                      (2,541,906)
 Principal International Fund, Inc.                                  32,072,422      (43,009,975)                     (10,937,553)
 Principal International SmallCap Fund, Inc.                          5,583,124       (4,102,885)                       1,480,239
 Principal Pacific Basin Fund, Inc.                                     214,973       (1,756,078)                      (1,541,105)


The International Growth Funds' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.



FOREIGN CURRENCY CONTRACTS. . At April 30, 2001, the International Growth Funds owned forward contracts to both purchase and sell foreign currencies at specified future dates at fixed exchange rates. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by each fund as an unrealized gain or loss. When the contract is closed, each fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of each fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                                                                         VALUE AT    NET UNREALIZED
                     FOREIGN CURRENCY   CONTRACTS TO                    APRIL 30,     APPRECIATION
                    PURCHASE CONTRACTS     DELIVER     IN EXCHANGE FOR     2001      (DEPRECIATION)
                    ------------------  -------------  ---------------  ----------  ----------------
 Principal
  European Equity
  Fund, Inc.        Euro                  1,104,180       $981,905       $978,410      $ (3,495)
                    Swedish Krona         1,692,262        171,643        164,813        (6,830)
                    Swiss Francs            848,983        497,423        490,252        (7,171)
 Principal Pacific
  Basin Fund, Inc.  Hong Kong Dollars     2,033,683        260,548        260,605            57
                    Japanese Yen         95,247,202        786,666        775,882       (10,784)
                    Korean Won            5,340,000          4,000          4,051            51
                    Singapore Dollars        69,193         39,673         38,116        (1,557)
                    Thailand Baht            44,110          1,000            967           (33)

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5.

                                                                            VALUE AT    NET UNREALIZED
                       FOREIGN CURRENCY    CONTRACTS TO                    APRIL 30,     APPRECIATION
                        SALE CONTRACTS        DELIVER     IN EXCHANGE FOR     2001      (DEPRECIATION)
                     --------------------  -------------  ---------------  ----------  ----------------
 Principal
  European Equity
  Fund, Inc.         Euro                     1,106,065     $  993,459     $  979,963      $13,495
                     British Pounds              35,000         49,789         50,039         (250)
                     Swedish Krona            2,660,387        269,628        259,101       10,527
                     Swiss Francs               851,413        498,821        491,655        7,166
 Principal Pacific
  Basin Fund, Inc.   Australian Dollars          20,000         10,068         10,204         (136)
                     Hong Kong Dollars        1,990,066        255,385        255,110          275
                     Japanese Yen           152,252,957      1,270,449      1,240,137       30,312
                     Korean Won              91,358,430         68,050         69,032         (982)
                     Singapore Dollars           69,831         40,064         38,468        1,596
                     Taiwan Dollars           3,073,675         95,058         92,529        2,529
                     Thailand Baht              585,000         13,332         12,824          508

Investment Transactions (Continued)



RESTRICTED SECURITIES . At April 30, 2001, the International Growth Funds held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business.

                                                                                               VALUE AT      VALUE AS A
                                                                         DATE OF               APRIL 30,   PERCENTAGE OF
                                                SECURITY DESCRIPTION   ACQUISISTION    COST      2001        NET ASSETS
                                               ----------------------  ------------  --------  ---------  ----------------
 Principal International
   Emerging Markets Fund, Inc.                  Ceske Radiokomunikace    06/12/98    $ 33,477  $ 27,982         .11%
                                                                         06/16/99      37,125    13,650         .05
                                                                         01/17/00      26,580     8,190         .03
                                                                         03/08/00      20,350     5,460         .02
                                                                         03/23/00      74,480    19,110         .07
                                                                         12/29/00      13,720     5,460         .02
                                                Hindalco Industries      05/06/99      66,884    76,095         .29
                                                                         05/19/99      32,750    40,050         .15
                                                                         06/03/99      52,870    68,085         .26
                                                                         02/15/00      37,500    30,037         .11
                                                                         03/31/00     104,811   116,145         .43
                                                                         06/06/00      21,360    24,030         .09
                                                                         11/03/00      45,765    54,067         .20
                                                                         12/12/00      56,963    62,078         .23
                                                                         02/21/01      14,615    14,819         .06
                                                OAO Lukoil Holding       01/30/01     110,224   113,568         .42
                                                State Bank of India      05/05/99      89,225    74,439         .28
                                                                         05/06/99       5,825     4,484         .02
                                                                         02/02/00      28,000    17,937         .07
                                                                         03/02/00      19,350    10,762         .04
                                                                         03/31/00      96,515    86,996         .32
                                                                         05/25/00      28,875    31,390         .12
                                                                         12/28/00      13,120    14,350         .05
                                                                         03/12/01      30,441    23,740         .09
                                                                         03/13/01      23,002    19,014         .07
                                                                                               --------        ----
                                                                                                961,938        3.60%
                                                                                               ========        ====

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                                   PRINCIPAL           PRINCIPAL            PRINCIPAL
                                                                EUROPEAN EQUITY  INTERNATIONAL EMERGING   INTERNATIONAL
                                                                   FUND, INC.      MARKETS FUND, INC.      FUND, INC.
                                                                ---------------  ----------------------  ---------------
 PERIOD ENDED APRIL 30, 2001:
 Shares sold:
  Class A.....................................................      65,169              270,040             5,054,423
  Class B.....................................................      33,027               66,262               537,008
  Class C.....................................................       2,581                9,395                36,440
  Class R.....................................................       4,095               51,839               684,370
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................       3,039               15,033             3,532,458
  Class B.....................................................         825                5,430               503,164
  Class C.....................................................         527                  113                10,776
  Class R.....................................................       1,191                3,962               298,843
 Shares redeemed:
  Class A.....................................................     (26,550)            (246,468)           (5,717,126)
  Class B.....................................................      (1,532)             (48,963)             (643,713)
  Class C.....................................................        (353)              (4,979)              (19,561)
  Class R.....................................................      (1,035)             (26,112)             (699,712)
                                                                   -------             --------            ----------
                                       Net Increase (Decrease)      80,984               95,552             3,577,370
                                                                   =======             ========            ==========

                                                                   PRINCIPAL           PRINCIPAL            PRINCIPAL
                                                                EUROPEAN EQUITY  INTERNATIONAL EMERGING   INTERNATIONAL
                                                                   FUND, INC.      MARKETS FUND, INC.      FUND, INC.
                                                                ---------------  ----------------------  ---------------
 PERIODS ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A.....................................................     264,106             1,141,632            8,446,419
  Class B.....................................................     148,752               231,172            1,128,898
  Class C.....................................................     129,605                18,685              118,641
  Class R.....................................................     139,667               177,121            1,350,621
 Shares issued in reinvestment of dividends and distributions:
  Class A.....................................................          --                 2,282            5,592,768
  Class B.....................................................          --                    --              774,031
  Class C.....................................................          --                    --                3,869
  Class R.....................................................          --                   734              363,246
 Shares redeemed:
  Class A.....................................................      (6,088)             (663,904)         (10,962,606)
  Class B.....................................................         (19)             (107,073)          (1,209,501)
  Class C.....................................................          --                (1,552)             (16,843)
  Class R.....................................................        (234)              (69,533)            (746,783)
                                                                   -------             ---------          -----------
                                       Net Increase (Decrease)     675,789               729,564            4,842,760
                                                                   =======             =========          ===========

6.  CAPTIAL SHARE TRANSACTIONS (CONTINUED)

                                                PRINCIPAL           PRINCIPAL
                                              INTERNATIONAL          PACIFIC
                                           SMALLCAP FUND, INC.   BASIN FUND, INC.
                                           -------------------  ------------------
 PERIOD ENDED APRIL 30, 2001:
 Shares sold:
  Class A................................        984,920              83,788
  Class B................................        124,609              11,990
  Class C................................         12,092               1,406
  Class R................................         84,850              21,139
 Shares issued in reinvestment of
 dividends and distributions:
  Class A................................        421,097               3,084
  Class B................................        151,550               2,196
  Class C................................          6,613               1,782
  Class R................................         51,917               1,947
 Shares redeemed:
  Class A................................       (745,855)            (36,238)
  Class B................................       (114,308)             (1,387)
  Class C................................         (3,965)               (204)
  Class R................................        (56,035)             (1,853)
                                                --------             -------
                  Net Increase (Decrease)        917,485              87,650
                                                ========             =======

                                             PRINCIPAL           PRINCIPAL
                                           INTERNATIONAL          PACIFIC
                                        SMALLCAP FUND, INC.   BASIN FUND, INC.
                                        -------------------  ------------------
 PERIODS ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A.............................       1,630,160            221,755
  Class B.............................         445,407            157,123
  Class C.............................          37,577            127,791
  Class R.............................         281,773            131,719
 Shares issued in reinvestment of
 dividends and distributions:
  Class A.............................         107,474                 --
  Class B.............................          39,637                 --
  Class C.............................             576                 --
  Class R.............................           8,796                 --
 Shares redeemed:
  Class A.............................      (1,142,271)            (5,827)
  Class B.............................        (454,925)              (635)
  Class C.............................          (5,735)                --
  Class R.............................        (167,537)              (521)
                                            ----------            -------
               Net Increase (Decrease)         780,932            631,405
                                            ==========            =======

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS

                      PRINCIPAL EUROPEAN EQUITY FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                             Shares

                                              Held               Value

--------------------------------------------------------------------------------

COMMON STOCKS (94.04%)

ADVERTISING SALES(0.18%)
                                                               $
 Trader.com /1/                               1,855                10,493

ADVERTISING SERVICES(4.10%)

 Aegis Group                                 74,002               145,059

 WPP Group                                    7,834                93,706

                                                                  238,765

AEROSPACE & DEFENSE(1.46%)

 BAE Systems                                 17,820                84,777

AIRLINES(0.85%)

 British Airways                              9,787                49,361

APPLICATIONS SOFTWARE(0.17%)

 Aldata Solution Oyj /1/                      2,339                 9,684

AUTO-CARS & LIGHT TRUCKS(5.16%)

 Bayerische Motoren Werke                     4,461               148,713

 PSA Peugeot Citroen                            532               151,831

                                                                  300,544

CELLULAR TELECOMMUNICATIONS(4.45%)

 Vodafone Group                              85,183               258,690

COMMERCIAL BANKS(5.10%)

 Banco Santander Central Hispano              4,323                42,927

 Julius Baer Holding                             18                78,022

 Nordea                                      17,879               107,925

 Nordea                                       6,962                41,664

 Skandinaviska Enskilida Banken               2,848                26,342

                                                                  296,880

COMMUNICATIONS SOFTWARE(0.61%)

 Comptel                                      2,457                26,946

 Telelogic /1/                                3,037                 8,398

                                                                   35,344

COSMETICS & TOILETRIES(0.89%)

 Beiersdorf                                     509                51,807

DISTRIBUTION-WHOLESALE(0.39%)

 Buhrmann                                     1,363                22,586

DIVERSIFIED FINANCIAL SERVICES(1.59%)

 Fortis                                       3,571                92,639

ELECTRIC-INTEGRATED(0.59%)

 Union Elenctrica Fenosa                      1,821                34,405

ELECTRIC-TRANSMISSION(1.35%)

 National Grid Group                         10,326                78,822

ELECTRONIC COMPONENTS-MISCELLANEOUS(2.56%)

 Koninklijke Philips Electronics              5,083               149,213
                                             Shares

                                              Held               Value

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

FOOD-CATERING(1.75%)
                                                               $
 Compass Group /1/                           13,424               102,083

FOOD-MISCELLANEOUS/DIVERSIFIED(4.73%)

 Groupe Danone                                1,226               159,243

 Nestle                                          56               115,944

                                                                  275,187

FOOD-RETAIL(3.56%)

 Koninklijke Ahold                            3,078                95,514

 Tesco                                       31,342               111,886

                                                                  207,400

HUMAN RESOURCES(1.97%)

 Adecco                                         189               114,387

MACHINERY-CONSTRUCTION & MINING(0.63%)

 Atlas Copco                                  1,646                36,378

MACHINERY-ELECTRICAL(1.92%)

 Schneider Electric                           1,634               111,478

MEDICAL-BIOMEDICAL/GENE(0.23%)

 Oxford Glycosciences /1/                       921                13,441

MEDICAL-DRUGS(12.85%)

 Aventis                                      2,508               194,119

 GlaxoSmithKline /1/                         11,819               313,016

 Pharmacia                                    4,614               240,785

                                                                  747,920

MONEY CENTER BANKS(8.26%)

 Banco Bilbao Vizcaya Argentaria              2,481                35,239

 Barclays                                     3,717               119,608

 Bayerische Hypo-und Vereinsbank              1,184                65,503

 Deutsche Bank                                  889                72,316

 Dresdner Bank                                  944                42,977

 San Paolo-IMI                                4,166                58,174

 UBS                                            570                86,737

                                                                  480,554

MULTI-LINE INSURANCE(6.50%)

 Allianz                                        457               131,480

 CGNU                                         4,127                57,071

 ING Groep                                    2,781               189,780

                                                                  378,331

MULTIMEDIA(1.82%)

 Pearson                                      5,051               106,092

OIL COMPANY-INTEGRATED(7.84%)

 Royal Dutch Petroleum                        2,844               169,948

 Shell Transport & Trading                   19,876               165,939

 TotalFinaElf                                   809               120,500

                                                                  456,387

PAPER & RELATED PRODUCTS(0.55%)

 Stora Enso Oyj                               2,845                32,034
                                             Shares

                                              Held               Value

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

REINSURANCE(1.07%)
 Muenchener                                                    $
  Rueckversicherungs-Gesellschaft               219                62,036

SEMICONDUCTOR EQUIPMENT(0.21%)

 ASM Lithography Holding /1/                    454                11,995

TELECOMMUNICATION EQUIPMENT(4.51%)

 Alcatel                                      1,348                43,861

 Nokia                                        6,608               218,528

                                                                  262,389

TELECOMMUNICATION SERVICES(0.69%)

 Energis /1/                                  7,657                39,933

TELEPHONE-INTEGRATED(5.50%)

 British Telecommunications                   4,112                32,830

 Olivetti /1/                                61,300               137,230

 Royal KPN                                       14                   171

 Telefonica                                   8,860               149,879

                                                                  320,110

                               TOTAL COMMON STOCKS              5,472,145



PREFERRED STOCKS (1.77%)

ENTERPRISE SOFTWARE/SERVICE(1.77%)

 SAP                                            646               103,094
                            TOTAL PREFERRED STOCKS                103,094
                                                               ----------



              TOTAL PORTFOLIO INVESTMENTS (95.81%)              5,575,239
CASH AND RECEIVABLES, NET OF
 LIABILITIES (4.19%)                                              243,799
                        TOTAL NET ASSETS (100.00%)             $5,819,038

                                                               ------------

See accompanying notes.

                      PRINCIPAL EUROPEAN EQUITY FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

/1 /Non-income producing security
/./

                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                           $
 Finland                      287,193              5.15%
 France                       791,525             14.20
 Germany                      677,926             12.16
 Italy                        195,404              3.50
 Netherlands                  731,845             13.13
 Spain                        262,449              4.71
 Sweden                       220,708              3.96
 Switzerland                  395,090              7.08
 United Kingdom             1,772,314             31.79
 United States                240,785              4.32
              TOTAL        $5,575,239            100.00%
                           ------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (87.76%)
ADVERTISING AGENCIES(0.55%)
                                                                         $
 Cheil Communications                                   2,300               146,348
AEROSPACE & DEFENSE(1.01%)
 Empresa Bras de Aeronautica                            6,010               269,308
APPLICATIONS SOFTWARE(0.28%)
 Infosys Technologies                                     950                75,623
AUTO-CARS & LIGHT TRUCKS(0.34%)
 Tofas Turk Otomobil Fabrik                         9,978,000                90,030
BEVERAGES-NON-ALCOHOLIC(0.39%)
 Coca-Cola Femsa                                        5,366               104,637
BREWERY(2.96%)
 Al-Ahram Beverages                                    23,500               235,587
 Companhia de Bebidas das Americas                     12,260               299,144
 Hite Brewery                                           7,541               255,948
                                                                            790,679
BROADCASTING SERVICES & PROGRAMMING(1.06%)
 Grupo Televisa                                         7,464               283,856
BUILDING PRODUCTS-CEMENT & AGGREGATE(0.49%)
 Cemex                                                 28,554               131,208
CELLULAR TELECOMMUNICATIONS(5.85%)
 Advanced Info Service Public                          10,700               108,396
 America Movil /1/                                     26,950               495,880
 China Mobile /1/                                       5,250               132,930
 China Mobile                                          97,000               476,356
 Cosmote Mobile Communications /1/                     20,700               179,488
 Telemig Celular Participacoes                          2,389                90,782
 Turkcell Iletisim Hizmet                              18,903                80,338
                                                                          1,564,170
COMMERCIAL BANKS(9.04%)
 Alpha Bank                                             7,550               216,077
 Banco Latinoamericano de Exportaciones                 8,246               272,118
 Bank Sinopac                                         524,618               234,307
 BOE                                                  143,200                80,399
 Chinatrust Commercial Bank                           315,000               229,693
 Commercial Bank Of Greece                              3,900               192,458
 H&CB                                                  18,689               355,474
 OTP Bank                                               6,530               307,585
 Shinhan Bank                                           7,300                64,852
 State Bank Of India /2/                               31,567               283,112
 Unibanco - Uniao de Bancos Brasileiros                 7,530               181,096
                                                                          2,417,171
COMMERCIAL SERVICES(0.53%)
 Cosco Pacific                                        230,000               142,294
COMPUTERS-PERIPHERAL EQUIPMENT(0.74%)
 Ambit Microsystems                                    32,656               197,443
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION/WHOLESALE(1.15%)
                                                                         $
 Esprit Holdings                                      272,000               308,655
DIVERSIFIED MINERALS(1.35%)
 Billiton                                              74,200               361,510
DIVERSIFIED OPERATIONS(2.45%)
 Beijing Enterprises                                  164,000               159,815
 Fomento Economico Mexicano                             9,820               375,124
 Hutchison Whampoa                                     11,200               120,990
                                                                            655,929
EDUCATIONAL SOFTWARE(0.21%)
 NIIT                                                   6,970                56,186
ELECTRIC-INTEGRATED(2.31%)
 Cia Paranaense de Energia                             50,830               393,933
 Unified Energy Systems                                20,300               222,691
                                                                            616,624
ELECTRONIC COMPONENTS-MISCELLANEOUS(5.69%)
 Asustek Computer                                      16,280                73,947
 Hankuk Electric Glass                                  3,720               227,663
 Procomp Informatics /1/                                  860                 2,953
 Samsung Electronics                                    6,200             1,078,056
 Yageo                                                105,000               139,092
                                                                          1,521,711
ELECTRONIC CONNECTORS(1.03%)
 Hon Hai Precision Industry                            47,000               275,601
ELECTRONIC MEASUREMENT INSTRUMENTS(0.19%)
 Camtek /1/                                            11,222                51,285
FINANCE-INVESTMENT BANKER & BROKER(0.49%)
 Samsung Securities                                     5,000               131,359
FINANCE-INVESTMENT FUND(0.43%)
 India Fund                                            11,400               115,938
FINANCE-OTHER SERVICES(2.36%)
 Grupo Financiero Banamex Accival                     305,800               570,667
 Hong Kong Exchanges & Clearing                        34,000                60,816
                                                                            631,483
FOOD-RETAIL(0.94%)
 Companhia Brasileira de Distribuicao Grupo
  Pao de Acucar                                         7,640               217,358
 Migros Turk                                          415,000                33,244
                                                                            250,602
GAS-DISTRIBUTION(0.81%)
 OAO Gazprom                                           30,580               217,730
INTERNET SECURITY(1.95%)
 Check Point Software Technologies /1/                  8,297               520,471
MEDICAL-DRUGS(2.66%)
 Dr. Reddy's Laboratories /1/                          25,382               305,853
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS(CONTINUED)
                                                                         $
 Ranbaxy Laboratories                                  15,000               160,442
 Teva Pharmaceutical Industries                         4,480               243,936
                                                                            710,231
METAL-ALUMINUM(1.82%)
 Hindalco Industries /2/                               24,240               485,406
MONEY CENTER BANKS(1.46%)
 Bank Hapoalim                                         56,880               142,716
 ICICI Banking                                         10,791                71,652
 Overseas Union Bank                                   45,442               177,128
                                                                            391,496
MULTIMEDIA(0.39%)
 Johnnic Holdings                                      12,700               105,371
NIGHT CLUBS(0.65%)
 Corporacion Interamericana de
  Entretenimiento /1/                                  49,140               173,469
OIL COMPANY-EXPLORATION & PRODUCTION(2.20%)
 CNOOC /1/                                             21,370               409,449
 Gulf Indonesia Resources                              20,800               179,920
                                                                            589,369
OIL COMPANY-INTEGRATED(5.70%)
 OAO Lukoil Holding /1/                                 1,030                42,848
 OAO Lukoil Holding /1/ /2/                             2,730               113,568
 Petroleo Brasileiro                                    8,400               226,800
 Sasol                                                 70,800               636,006
 Surgutneftegaz                                        29,710               338,694
 YUKOS                                                  3,826               166,431
                                                                          1,524,347
OIL REFINING & MARKETING(0.65%)
 Tupras Turkiye Petrol Rafine                       5,254,000               173,437
PAPER & RELATED PRODUCTS(1.19%)
 Sappi                                                 24,200               221,317
 Sappi                                                 10,280                96,118
                                                                            317,435
PLATINUM(2.07%)
 Anglo American Platinum                               12,340               554,259
REAL ESTATE MANAGEMENT/SERVICES(0.26%)
 SM Prime Holdings                                    511,800                68,705
REAL ESTATE OPERATOR & DEVELOPER(2.42%)
 Amoy Properties                                      150,000               155,789
 Cheung Kong                                           29,000               323,503
 Hong Kong Land Holdings                               83,000               166,830
                                                                            646,122
RETAIL-APPAREL & SHOE(0.24%)
 Giordano International                               124,000                64,393
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE(0.75%)
                                                                         $
 President Chain Store                                 69,456               200,475
RETAIL-DISCOUNT(0.99%)
 Walmart de Mexico                                    109,900               264,976
RETAIL-HOME FURNISHINGS(0.51%)
 Profurn                                              770,915               135,619
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS(6.29%)
 Realtek Semiconductor /1/                             20,000               108,162
 Taiwan Semiconductor Manufacturing                     4,455               107,989
 Taiwan Semiconductor Manufacturing /1/               304,640               842,276
 United Microelectronics                              327,800               522,870
 United Microelectronics /1/                            9,221               101,339
                                                                          1,682,636
SEMICONDUCTOR EQUIPMENT(0.84%)
 ASE Test /1/                                          16,200               225,180
STEEL PIPE & TUBE(0.65%)
 Tubos de Acero de Mexico                              12,880               172,721
STEEL-PRODUCERS(0.84%)
 Pohang Iron & Steel                                   11,180               223,712
TELECOMMUNICATION EQUIPMENT(1.12%)
 Comverse Technology /1/                                3,210               219,885
 Global Tele-Systems                                   18,600                80,409
                                                                            300,294
TELECOMMUNICATION SERVICES(4.04%)
 China Unicom /1/                                      12,600               182,070
 Korea Telecom                                          6,860               189,542
 Korea Telecom Freetel /1/                              3,700               132,604
 SK Telecom                                               300                51,595
 SK Telecom                                            10,898               229,403
 Videsh Sanchar Nigam                                  21,865               295,177
                                                                          1,080,391
TELEPHONE-INTEGRATED(4.89%)
 Carso Global Telecom                                  35,600                72,170
 Ceske Radiokomunikace /1/ /2/                          5,850                79,852
 Compania Anonima Nacional Telefonos de
  Venezuela                                             6,300               144,333
 Embratel Participacoes /1/                        12,220,900               107,484
 Hellenic Telecommunications Organization              14,900               108,770
 Tele Norte Leste Participacoes                    10,310,000               157,741
 Telefonos de Mexico                                   18,420               637,332
                                                                          1,307,682
TRANSPORT-MARINE(0.41%)
 China Shipping Development                           694,000               110,342
                                                     Shares
                                                      Held                 Value
------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT(0.12%)
                                                                         $
 BreezeCom /1/                                          5,171                33,146
                                         TOTAL COMMON STOCKS             23,469,065

PREFERRED STOCKS (4.89%)
BREWERY(0.61%)
 Quilmes Industrial                                    17,600               164,384
CELLULAR TELECOMMUNICATIONS(0.29%)
 Tele Celular Sul Participacoes                         3,940                76,830
COMMERCIAL BANKS(0.93%)
 Banco Itau                                         3,081,000               250,512
DIVERSIFIED MINERALS(1.33%)
 Cia Vale Do Rio Doce /1/                              15,197               355,031
OIL COMPANY-INTEGRATED(0.61%)
 Petroleo Brasileiro                                    6,700               162,663
TELEPHONE-INTEGRATED(1.12%)
 Tele Norte Leste Participacoes                        17,114               299,156
                                      TOTAL PREFERRED STOCKS              1,308,576


See accompanying notes.

              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

              PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)


 .

                                             Principal
                                               Amount                 Value
-------------------------------------------------------------------------------------
COMMERCIAL PAPER (4.91%)
FINANCE-CONSUMER LOANS (4.91%)
 American General Finance                    10,000,000
                                                                   $
  5.40%; 05/07/01                            $660,000                  659,498
 Household Finance                           10,000,000
  4.70%; 05/01/01                            655,000                   655,000
                                                                     1,314,498
                                TOTAL COMMERCIAL PAPER               1,314,498
                                                                   -----------

                  TOTAL PORTFOLIO INVESTMENTS (97.56%)              26,092,139
CASH AND RECEIVABLES, NET OF
 LIABILITIES (2.44%)                                                   651,530
                            TOTAL NET ASSETS (100.00%)             $26,743,669
                                                                   -------------

/1 /Non-income producing security.
/2 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    164,384              0.63%
 Brazil                     2,870,479             11.00
 China                        292,412              1.12
 Czech Republic                79,853              0.31
 Egypt                        235,587              0.90
 Greece                       696,793              2.67
 Hong Kong                  2,388,890              9.16
 Hungary                      307,585              1.18
 India                      1,929,798              7.40
 Indonesia                    179,920              0.69
 Israel                     1,178,292              4.52
 Korea                      3,086,555             11.83
 Mexico                     3,177,403             12.18
 Panama                       272,118              1.04
 Philippines                   68,705              0.26
 Russia                     1,101,962              4.22
 Singapore                    177,128              0.68
 South Africa               1,829,089              7.01
 Taiwan                     3,261,328             12.50
 Thailand                     108,396              0.41
 Turkey                       377,049              1.44
 United Kingdom               361,510              1.39
 United States              1,802,570              6.91
 Venezuela                    144,333              0.55
             TOTAL        $26,092,139            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (92.80%)
ADVERTISING SERVICES (1.50%)
                                                                          $
 Havas Advertising                                     129,834              1,712,849
 WPP Group                                             301,224              3,603,087
                                                                            5,315,936
AEROSPACE & DEFENSE (0.89%)
 BAE Systems                                           668,769              3,181,608
AUDIO & VIDEO PRODUCTS (1.27%)
 Matsushita Electric Industrial                        151,300              2,522,994
 Pioneer                                                66,290              1,980,087
                                                                            4,503,081
AUTO-CARS & LIGHT TRUCKS (2.15%)
 Bayerische Motoren Werke                               82,300              2,743,566
 Honda Motor                                            48,900              1,967,321
 Nissan Motor                                          425,900              2,920,122
                                                                            7,631,009
BEVERAGES-WINE & SPIRITS (1.37%)
 Diageo                                                463,598              4,858,790
BREWERY (0.66%)
 Interbrew /1/                                          87,700              2,332,645
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.45%)
 Lafarge                                                53,772              5,163,122
CABLE TV (0.58%)
 Telewest Communications /1/                         1,051,464              2,064,837
CELLULAR TELECOMMUNICATIONS (5.52%)
 America Movil /1/                                      95,242              1,752,453
 China Mobile                                          561,500              2,757,462
 NTT DoCoMo                                                272              5,592,585
 Telesp Celular Participacoes                           34,300                576,240
 Vodafone Group                                      2,949,986              8,958,733
                                                                           19,637,473
CHEMICALS-DIVERSIFIED (1.49%)
 Akzo Nobel                                            109,363              4,552,330
 DSMA                                                   19,900                728,670
                                                                            5,281,000
CHEMICALS-SPECIALTY (0.64%)
 Rhodia                                                177,900              2,280,720
COMMERCIAL BANKS (1.75%)
 Julius Baer Holding                                       212                918,923
 Nordea                                                878,810              5,304,861
                                                                            6,223,784
COMPUTER SERVICES (0.60%)
 Misys                                                 234,213              2,134,663
DISTRIBUTION-WHOLESALE (0.72%)
 Buhrmann                                              154,927              2,567,226
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.60%)
                                                                          $
 Fortis                                                218,582              5,670,436
DIVERSIFIED MANUFACTURING OPERATIONS (0.59%)
 Invensys                                              554,800              1,162,929
 Siemens                                                12,896                948,951
                                                                            2,111,880
DIVERSIFIED MINERALS (0.54%)
 Billiton                                              392,151              1,930,148
DIVERSIFIED OPERATIONS (0.30%)
 Citic Pacific                                         371,000              1,067,951
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (2.54%)
 Hays                                                  674,454              3,203,829
 Vivendi Universal                                      84,116              5,820,754
                                                                            9,024,583
DRUG DELIVERY SYSTEMS (0.71%)
 Elan /1/                                               50,100              2,512,515
ELECTRIC COMPONENT-MISCELLANEOUS (1.31%)
 NEC                                                   254,660              4,648,547
ELECTRIC-INTEGRATED (1.01%)
 E.On AG                                                29,740              1,493,718
 Scottish & Southern Energy                            243,292              2,088,613
                                                                            3,582,331
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.59%)
 C-MAC Industries                                       58,543              1,895,576
 Koninklijke Philips Electronics                       141,101              4,142,066
 Samsung Electronics                                    18,232              3,170,180
                                                                            9,207,822
FABRICATED STRUCTURAL METAL PRODUCTS (0.37%)
 Usinor                                                100,061              1,306,758
FINANCE-INVESTMENT BANKER & BROKER (1.82%)
 Nikko Securities                                      115,000                977,456
 Nomura  Securities                                    260,800              5,510,082
                                                                            6,487,538
FOOD-DAIRY PRODUCTS (0.50%)
 Numico                                                 44,794              1,770,863
FOOD-MISCELLANEOUS/DIVERSIFIED (1.96%)
 Nestle                                                  1,838              3,805,462
 Unilever                                               55,938              3,164,137
                                                                            6,969,599
FOOD-RETAIL (0.58%)
 Koninklijke Ahold                                      66,917              2,076,501
HUMAN RESOURCES (0.32%)
 Adecco                                                  1,873              1,133,581
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.89%)
                                                                          $
 Check Point Software Technologies /1/                  50,307              3,155,758
INVESTMENT COMPANIES (0.78%)
 Investor                                              226,710              2,770,140
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.97%)
 Amvescap                                              185,288              3,443,780
MACHINERY TOOLS & RELATED PRODUCTS (0.23%)
 Sandvik                                                34,638                802,633
MACHINERY-ELECTRICAL (0.72%)
 Schneider Electric                                     37,594              2,564,808
MEDICAL-DRUGS (7.39%)
 Aventis                                                96,638              7,479,799
 Biovail /1/                                             8,704                341,893
 Biovail /1/                                            24,466                963,366
 GlaxoSmithKline /1/                                   161,275              4,271,224
 Novartis                                                3,823              5,940,866
 Schering                                              110,500              5,456,890
 Takeda Chemical Industries                             38,000              1,833,327
                                                                           26,287,365
METAL-ALUMINUM (1.52%)
 Alcan                                                 121,497              5,406,617
MONEY CENTER BANKS (9.71%)
 BNP Paribas                                            31,464              2,795,178
 Canadian Imperial Bank of Commerce                     53,972              1,751,083
 Credit Suisse Group                                    21,073              3,929,400
 Deutsche Bank                                          67,600              5,498,959
 Dresdner Bank                                          47,820              2,177,097
 Royal Bank of Canada                                  120,284              3,362,359
 San Paolo-IMI                                         232,400              3,245,222
 Standard Chartered                                    163,087              2,310,114
 UBS                                                    47,007              7,153,062
 UFJ Holdings                                              321              2,310,026
                                                                           34,532,500
MULTI-LINE INSURANCE (7.67%)
 Assurances Generales de France                         40,799              2,425,359
 Ergo Versicherungsgruppe                                9,600              1,421,397
 ING Groep                                             167,009             11,396,962
 Riunione Adriatica di Sicurta                         335,900              4,422,463
 Royal & Sun Alliance Insurance Group                  486,700              3,450,515
 Zurich Financial Services                              11,700              4,160,989
                                                                           27,277,685
MULTIMEDIA (0.97%)
 News                                                   89,739              3,445,978
OFFICE AUTOMATION & EQUIPMENT (1.45%)
 Canon                                                 131,300              5,154,855
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS FIELD SERVICES (0.99%)
                                                                          $
 ENI SPA                                               511,730              3,502,563
OIL COMPANY-INTEGRATED (6.86%)
 BP Amoco                                              823,389              7,392,609
 Shell Transport & Trading                             783,727              6,543,116
 TotalFinaElf                                           70,137             10,446,822
                                                                           24,382,547
PAPER & RELATED PRODUCTS (0.48%)
 Stora Enso Oyj                                        102,300              1,151,880
 UPM-Kymmene Oyj                                        17,490                548,159
                                                                            1,700,039
PHOTO EQUIPMENT & SUPPLIES (0.31%)
 NIKON                                                  88,050              1,090,513
PUBLIC THOROUGHFARES (1.12%)
 Brisa-Auto Estradas de Portugal                       428,266              3,990,654
PUBLISHING-NEWSPAPERS (0.21%)
 VNU                                                    18,010                748,085
REINSURANCE (2.10%)
 Muenchener Rueckversicherungs-Gesellschaft             26,380              7,472,628
RETAIL-MAJOR DEPARTMENT STORE (1.74%)
 Kingfisher                                            262,369              1,689,289
 Metro                                                  99,200              4,511,872
                                                                            6,201,161
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.14%)
 Taiwan Semiconductor Manufacturing /1/                781,000              2,159,327
 United Microelectronics /1/                         1,198,000              1,910,918
                                                                            4,070,245
SOAP & CLEANING PRODUCTS (0.63%)
 Reckitt Benckiser                                     164,528              2,237,540
TELECOMMUNICATION EQUIPMENT (0.37%)
 Nokia                                                  38,510              1,316,657
TELECOMMUNICATION SERVICES (1.76%)
 Amdocs /1/                                             39,370              2,318,893
 Colt Telecom Group /1/                                190,317              2,611,411
 United Pan-Europe Communications /1/                  211,097              1,310,110
                                                                            6,240,414
TELEPHONE-INTEGRATED (2.08%)
 Nippon Telegraph & Telephone                              148                940,462
 Telecom Italia                                        231,806              2,575,156
 Telefonica                                            229,577              3,883,600
                                                                            7,399,218
TELEVISION (0.55%)
 Carlton Communications                                318,094              1,945,676
                                                      Shares
                                                       Held                  Value
--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.61%)
                                                                          $
 Nintendo                                               13,390              2,156,968
TRANSPORT-RAIL (0.54%)
 East Japan Railway                                        342              1,904,691
WATER (0.67%)
 Suez Lyonnaise des Eaux                                16,200              2,392,862
WATER TREATMENT SYSTEMS (0.62%)
 Vivendi Environnement /1/                              50,518              2,210,798
WIRE & CABLE PRODUCTS (0.39%)
 Futukawa Electric                                     116,500              1,391,003
                                          TOTAL COMMON STOCKS             329,873,328


See accompanying notes.

                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                       PRINCIPAL INTERNATIONAL FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

 .

                                           Principal
                                             Amount                 Value
------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.38%)
FINANCE-AUTO LOANS (1.88%)
 Ford Motor Credit, Puerto Rico            10,000,000
  4.43%; 05/01/01                          $6,680,000            $6,680,000
FINANCE-CONSUMER LOANS (4.50%)
 American General Finance                  10,000,000
  5.40%; 05/07/01                          8,000,000             7,993,920
 Household Finance                         10,000,000
  4.70%; 05/01/01                          8,000,000             8,000,000
                                                                 15,993,920
                              TOTAL COMMERCIAL PAPER             22,673,920


                TOTAL PORTFOLIO INVESTMENTS (99.18%)             352,547,248
CASH, RECEIVABLES AND OTHER ASSETS,
 NET OF LIABILITIES (0.82%)                                      2,916,945
                          TOTAL NET ASSETS (100.00%)             $355,464,193
                                                                 --------------

/1 /Non-income producing security


                 INVESTMENTS BY COUNTRY
 Country                     Value             Percentage of
                                                Total Value
----------------------------------------------------------------
                          $
 Australia                   3,445,978              0.98%
 Belgium                     2,332,645              0.66
 Brazil                        576,240              0.16
 Canada                     13,379,001              3.79
 Finland                     3,016,696              0.86
 France                     46,599,829             13.22
 Germany                    31,725,079              9.00
 Hong Kong                   3,825,413              1.09
 Israel                      5,474,651              1.55
 Italy                      13,745,403              3.90
 Japan                      42,901,038             12.17
 Korea                       3,170,181              0.90
 Mexico                      1,752,453              0.50
 Netherlands                38,127,387             10.81
 Portugal                    3,990,654              1.13
 Spain                       3,883,600              1.10
 Sweden                      8,877,633              2.52
 Switzerland                27,042,283              7.67
 Taiwan                      4,070,245              1.15
 United Kingdom             71,595,026             20.31
 United States              23,015,813              6.53
             TOTAL        $352,547,248            100.00%
                          --------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (90.02%)
ADVERTISING SERVICES (0.96%)
                                                                             $
 Cordiant Communications Group                            134,300                498,646
AEROSPACE & DEFENSE EQUIPMENT (0.96%)
 CAE                                                       30,555                500,149
AIRLINES (3.83%)
 easyJet /1/                                              199,800              1,136,349
 Ryanair Holdings /1/                                       9,735                502,326
 Westjet Airlines /1/                                      26,451                352,914
                                                                               1,991,589
ALTERNATIVE WASTE TECHNOLOGIES (0.95%)
 Renewable Energy /1/                                     586,981                491,721
APPAREL MANUFACTURERS (0.33%)
 Gildan Activewear                                          9,850                169,052
AUTO-CARS & LIGHT TRUCKS (0.48%)
 Denway Motors                                            838,000                249,820
BEVERAGES-NON-ALCOHOLIC (0.79%)
 Cott                                                      45,050                410,484
BREWERY (1.22%)
 Molson                                                    22,865                633,209
BROADCASTING SERVICES & PROGRAMMING (0.72%)
 HIT Entertainment                                         77,700                376,655
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.69%)
 Amec                                                      51,290                353,719
 Bracknell /1/                                             83,870                379,371
 Hollandsche Beton Groep                                   11,388                146,401
                                                                                 879,491
BUILDING-HEAVY CONSTRUCTION (1.41%)
 Grupo Dragados                                            39,510                487,962
 Vinci                                                      4,182                244,712
                                                                                 732,674
BUILDING-RESIDENTIAL & COMMERCIAL (1.69%)
 Painthouse                                                     8                294,653
 Persimmon                                                112,030                583,465
                                                                                 878,118
CASINO SERVICES (0.98%)
 Aristocrat Leisure                                       153,700                509,530
CHEMICALS-SPECIALTY (2.00%)
 Gurit-Heberlein                                              539                438,371
 Gurit-Heberlein                                              539                 50,952
 Methanex                                                  64,794                548,215
                                                                               1,037,538
COMMERCIAL BANKS (3.69%)
 Anglo Irish Bank                                         322,300              1,060,137
 HKCB Bank Holding                                        796,000                359,777
 Liu Chong Hing Bank                                      192,000                241,262
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                             $
 Suncorp-Metway                                            40,300                257,315
                                                                               1,918,491
COMMERCIAL SERVICE-FINANCE (2.63%)
 Baycorp Holdings                                         136,900                705,467
 Data Advantage                                           215,170                661,651
                                                                               1,367,118
COMMERCIAL SERVICES (2.22%)
 Amey                                                      68,155                387,627
 Bellsystem24                                                 640                248,415
 Mayne Nickless                                           157,830                515,562
                                                                               1,151,604
COMPUTER & DATA PROCESSING SERVICES (0.09%)
 C.Rel                                                     70,000                 47,238
CONSULTING SERVICES (0.65%)
 Maxxcom /1/                                               80,200                339,282
DECISION SUPPORT SOFTWARE (0.88%)
 Theil Logistik                                            19,000                459,879
DISTRIBUTION/WHOLESALE (1.64%)
 Esprit Holdings                                          752,000                853,340
DIVERSIFIED MANUFACTURING OPERATIONS (2.08%)
 Aalberts Industries                                        5,410                119,673
 Southcorp                                                194,170                670,470
 Wesfarmers /1/                                             9,231                107,978
 Wesfarmers                                                15,801                184,426
                                                                               1,082,547
ELECTRIC-GENERATION (1.90%)
 Beijing Datang Power Generation                        1,048,000                349,378
 Energy Developments                                      113,616                636,064
                                                                                 985,442
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.87%)
 Funkwerk                                                   5,480                172,479
 Hankuk Electric Glass                                      4,610                282,131
                                                                                 454,610
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.07%)
 Kontron Embedded Computers /1/                             3,400                195,336
 Nippon Foundry                                                27                206,541
 SOITEC                                                     8,816                156,325
                                                                                 558,202
ELECTRONIC MEASUREMENT INSTRUMENTS (0.71%)
 Camtek /1/                                                28,641                130,889
 Densei-Lambda                                             15,790                237,486
                                                                                 368,375
ENERGY-ALTERNATE SOURCES (1.51%)
 Grupo Auxiliar Metalurgico /1/                            33,300                782,380
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (2.14%)
 Babcock Borsig /1/                                         4,400                163,649
 BDAG Balcke-Duerr                                          6,365                 79,569
 Fugro                                                      2,228                141,237
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENGINEERING/RESEARCH & DEVELOPMENT SERVICES (CONTINUED)
                                                                             $
 JGC                                                       92,000                726,110
                                                                               1,110,565
ENTERPRISE SOFTWARE/SERVICE (0.19%)
 Orchestream Holdings                                      51,067                100,101
FINANCE-INVESTMENT BANKER & BROKER (1.47%)
 Kempen                                                     5,020                273,275
 Moolen Holding                                             5,450                492,378
 OSK Holdings Berhad                                          666                    308
                                                                                 765,961
FINANCE-LEASING COMPANY (0.98%)
 Grenkeleasing /1/                                         16,700                510,815
HOTELS & MOTELS (0.21%)
 Hotel Shilla                                              25,800                109,704
HUMAN RESOURCES (2.86%)
 Creyf's                                                   16,950                383,211
 DIS Deutsche Industrie Service
  Aktiengesellschaft                                        9,514                253,053
 Michael Page International                               141,000                429,712
 United Services Group                                     21,760                418,646
                                                                               1,484,622
INSTRUMENTS-SCIENTIFIC (3.02%)
 Card Guard Scientific Survival /1/                        11,140                584,322
 Leica Geosystems /1/                                       3,600                982,535
                                                                               1,566,857
INSURANCE BROKERS (0.70%)
 Jardine Lloyd Thompson Group                              50,768                365,373
INVESTMENT COMPANIES (0.49%)
 Macquarie Infrastructure Group                           189,500                256,511
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.01%)
 CI Fund Management /1/                                    56,600                524,934
LASERS-SYSTEMS & COMPONENTS (0.15%)
 Micronic Laser Systems /1/                                 3,800                 75,475
LEISURE & RECREATION PRODUCTS (0.51%)
 Ferretti /1/                                              74,800                264,608
LIFE & HEALTH INSURANCE (1.86%)
 Industrial-Alliance Life Insurance /1/                    41,600                966,573
MACHINERY-CONSTRUCTION & MINING (1.14%)
 Palfinger                                                 18,115                592,642
MACHINERY-GENERAL INDUSTRY (1.46%)
 Pinguely-Haulotte                                         35,611                760,902
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-PRINT TRADE (0.50%)
                                                                             $
 Technotrans                                                2,274                262,097
MEDICAL INSTRUMENTS (0.29%)
 Medisys /1/                                              117,690                148,184
MEDICAL LABORATORY & TESTING SERVICE (1.45%)
 Unilabs                                                      855                751,556
MEDICAL LASER SYSTEMS (0.96%)
 ESC Medical Systems /1/                                   18,370                500,582
MEDICAL PRODUCTS (0.51%)
 Cochlear                                                  13,490                264,410
MEDICAL-BIOMEDICAL/GENE (1.07%)
 Novozymes                                                 11,270                226,249
 PerBio Science /1/                                        27,320                329,830
                                                                                 556,079
MEDICAL-DRUGS (2.03%)
 Biovail /1/                                               20,600                809,168
 Sanochemia Pharmazeutika /1/                              10,550                247,871
                                                                               1,057,039
MEDICAL-HOSPITALS (0.99%)
 Rhoen Klinikum                                             6,410                383,610
 Rhoen Klinikum                                             2,370                132,168
                                                                                 515,778
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.75%)
 LVL Medical                                                6,689                391,411
METAL-DIVERSIFIED (1.16%)
 Cominco                                                   18,710                406,109
 Outokumpu                                                 23,000                195,761
                                                                                 601,870
MISCELLANEOUS MANUFACTURERS (0.00%)
 YBM Magnex International /1/                              28,300                      -
MULTIMEDIA (0.83%)
 Eyretel /1/                                              384,670                429,301
OFFICE SUPPLIES & FORMS (0.96%)
 Corporate Express Australia                              105,846                497,408
OIL COMPANY-EXPLORATION & PRODUCTION (1.18%)
 Compton Petroleum /1/                                     93,546                359,211
 Rio Alto Exploration /1/                                  12,630                253,179
                                                                                 612,390
OIL COMPANY-INTEGRATED (0.45%)
 Fred. Olsen Energy /1/                                    26,300                235,195
OIL-FIELD SERVICES (1.65%)
 Coflexip Stena Offshore                                    2,950                434,168
 Farstad Shipping                                          39,800                213,990
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                             $
 Smedvig                                                   18,850                206,836
                                                                                 854,994
OPTICAL RECOGNITION EQUIPMENT (1.43%)
 Creo Products /1/                                         37,575                743,609
PAPER & RELATED PRODUCTS (1.70%)
 Assidoman                                                 25,300                556,694
 Holmen                                                    16,440                324,926
                                                                                 881,620
POWER CONVERTER & SUPPLY EQUIPMENT (1.21%)
 NEG Micon                                                 15,490                629,294
PROTECTION-SAFETY (0.41%)
 Kidde /1/                                                233,600                214,746
QUARRYING (0.56%)
 Brandrill                                                300,929                292,058
REAL ESTATE MANAGEMENT/SERVICES (2.31%)
 Regus /1/                                                286,500              1,199,028
REAL ESTATE OPERATOR & DEVELOPER (1.14%)
 Green Property                                            91,390                591,492
RENTAL AUTO & EQUIPMENT (1.02%)
 Ashtead Group                                            346,300                530,438
RESPIRATORY PRODUCTS (2.37%)
 Resmed /1/                                               271,280              1,229,114
RETAIL-COMPUTER EQUIPMENT (0.56%)
 Electronics Boutique                                     253,128                293,362
RETAIL-MAJOR DEPARTMENT STORE (0.50%)
 Shinsegae Department Store                                 4,270                257,756
SEMICONDUCTOR EQUIPMENT (1.92%)
 ASE Test /1/                                              42,800                594,920
 SEZ Holding                                                  263                165,237
 Suess MicroTec /1/                                         7,370                237,193
                                                                                 997,350
TEXTILE-PRODUCTS (0.67%)
 Texwinca Holdings                                      1,106,334                347,547
TOBACCO (0.34%)
 Austria Tabakwerke                                         2,730                177,175
TRAVEL SERVICES (2.06%)
 Airtours                                                 120,090                545,544
 First Choice Holidays                                    117,000                280,401
 Kuoni Reisen Holding                                         555                242,806
                                                                               1,068,751
                                                         Shares
                                                          Held                  Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WATER (0.46%)
                                                                             $
 Kelda Group                                               47,000                237,720
WATER TREATMENT SYSTEMS (0.44%)
 Wedeco AG Water Technology /1/                             8,380                226,606
                                             TOTAL COMMON STOCKS              46,778,787

PREFERRED STOCKS (0.48%)
APPAREL MANUFACTURERS (0.48%)
 Hugo Boss                                                    834                246,228
                                          TOTAL PREFERRED STOCKS                 246,228

                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (8.68%)
FINANCE-AUTO LOANS (3.87%)
 Ford Motor Credit, Puerto Rico                        10,000,000
                                                       $                     $
  4.43%; 05/01/01                                       2,010,000              2,010,000
FINANCE-CONSUMER LOANS (1.25%)
 Household Finance                                     10,000,000
  4.70%; 05/01/01                                         650,000                650,000
GAS-DISTRIBUTION (3.56%)
 Washington Gas Light                                  10,000,000
  4.50%; 05/03/01                                       1,850,000              1,849,538
                                          TOTAL COMMERCIAL PAPER               4,509,538
                                                                             -----------

                            TOTAL PORTFOLIO INVESTMENTS (99.18%)              51,534,553
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
 LIABILITIES (0.82%)                                                             428,380
                                      TOTAL NET ASSETS (100.00%)             $51,962,933
                                                                             -------------

See accompanying notes.

                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

---------------------------------------------------------------

























                          -------------          ---------

See accompanying notes.

                  PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                       PRINCIPAL PACIFIC BASIN FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                   Shares

                                                    Held               Value

--------------------------------------------------------------------------------------

COMMON STOCKS (97.56%)

AIRLINES (0.11%)
                                                                     $
 Qantas Airways                                     4,025                 5,531

AIRPORT DEVELOPMENT & MAINTENANCE (1.69%)

 Japan Airport Terminal                             8,000                88,590

APPAREL MANUFACTURERS (1.91%)

 Onward Kashiyama                                  10,000               100,376

APPLICATIONS SOFTWARE (0.76%)

 Nihon Unisys                                       5,000                40,070

AUDIO & VIDEO PRODUCTS (4.85%)

 Sony                                               3,400               254,308

AUTO-CARS & LIGHT TRUCKS (6.40%)

 Fuji Heavy Industries                             13,000                94,604

 Nissan Motor                                      25,000               171,409

 Toyota Motor                                       2,100                69,867

                                                                        335,880

BROADCASTING SERVICES & PROGRAMMING (0.58%)

 SKY Perfect Communications /1/                        30                30,356

BUILDING PRODUCTS-CEMENT & AGGREGATE (0.62%)

 Sumitomo Osaka Cement                             11,000                32,501

CELLULAR TELECOMMUNICATIONS (4.69%)

 Advanced Info Service Public                       1,000                10,130

 China Mobile                                      10,000                49,109

 Hutchison Telecommunications /1/                   9,997                 3,472

 NTT DoCoMo                                             8               164,488

 SmarTone Telecommunications Holdings              16,000                18,772

                                                                        245,971

CHEMICALS-DIVERSIFIED (2.37%)

 Asahi Kasei                                       16,000                82,373

 Tokuyama                                          10,000                41,851

                                                                        124,224

COMMERCIAL BANKS (0.97%)

 Suruga Bank                                        7,000                50,998

COMPUTERS-INTEGRATED SYSTEMS (5.32%)

 Fujitsu                                           11,000               151,374

 Meitec                                             3,500               127,494

                                                                        278,868

CONTAINERS-PAPER & PLASTIC (0.57%)

 Amcor                                              9,679                30,159

COSMETICS & TOILETRIES (1.25%)

 Kose                                               1,900                65,366

DISTRIBUTION/WHOLESALE (2.47%)

 Canon Sales                                       10,000               101,348

 Li & Fung                                         15,000                28,465

                                                                        129,813
                                                   Shares

                                                    Held               Value

--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES (0.99%)
                                                                     $
 Guoco Group                                        9,000                52,045

DIVERSIFIED OPERATIONS (1.75%)

 First Pacific                                     85,000                19,400

 Hutchison Whampoa                                  6,700                72,378

                                                                         91,778

ELECTRIC PRODUCTS-MISCELLANEOUS (1.50%)

 Toshiba                                           12,000                78,779

ELECTRIC-GENERATION (0.50%)

 Energy Developments                                2,200                12,316

 Huaneng Power International                       24,000                14,079

                                                                         26,395

ELECTRONIC COMPONENTS-MISCELLANEOUS (4.35%)

 Anritsu                                            3,000                48,059

 Hosiden                                            2,000                51,484

 Omron                                              3,000                55,612

 Samsung Electronics                                  300                27,789

 Yaskawa Electric                                   8,000                45,072

                                                                        228,016

ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.03%)

 New Japan Radio                                    6,000                35,699

 Rohm                                                 400                70,587

                                                                        106,286

ELECTRONIC CONNECTORS (0.63%)

 Hon Hai Precision Industry /1/                     2,430                33,048

ELECTRONIC MEASUREMENT INSTRUMENTS (1.25%)

 Keyence                                              300                65,326

FINANCE-INVESTMENT BANKER & BROKER (4.36%)

 Nikko Securities                                  12,000               101,995

 Nomura  Securities                                 6,000               126,766

                                                                        228,761

FINANCE-LEASING COMPANY (3.33%)

 Orix                                               2,000               174,687

FOOD-DAIRY PRODUCTS (1.82%)

 Yakult Honsha                                      8,000                95,714

IMPORT & EXPORT (1.97%)

 Sumitomo                                          14,000               103,355

INSTRUMENTS-SCIENTIFIC (0.56%)

 Moritex                                              910                29,318

MEDICAL LABORATORY & TESTING SERVICE (0.14%)

 Medical Care Services /1/                         13,650                 7,600

MEDICAL-DRUGS (2.24%)

 Sankyo                                             2,000                41,770

 Takeda Chemical Industries                         1,000                48,245
                                                   Shares

                                                    Held               Value

--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

MEDICAL-DRUGS (CONTINUED)
                                                                     $
 Yamanouchi Pharmaceutical                          1,000                27,684

                                                                        117,699

METAL-DIVERSIFIED (0.95%)

 Rio Tinto                                          2,645                49,937

MONEY CENTER BANKS (6.78%)

 DBS Group Holdings                                 2,000                17,458

 Mizuho Holdings                                       27               166,325

 Oversea-Chinese Banking                            4,000                24,156

 Sumitomo Mitsui Banking                           15,800               147,596

                                                                        355,535

MULTIMEDIA (3.18%)

 Publishing & Broadcasting                          6,066                32,534

 Tokyo Broadcasting System                          6,000               134,537

                                                                        167,071

OIL COMPANY-EXPLORATION & PRODUCTION (0.31%)

 CNOOC /1/                                         17,000                16,457

PRINTING-COMMERCIAL (0.45%)

 Toppan Forms                                       1,400                23,572

PROPERTY & CASUALTY INSURANCE (0.50%)

 NRMA Insurance Group /1/                          18,335                26,036

PUBLISHING-NEWSPAPERS (0.66%)

 Singapore Press Holdings                           3,000                34,422

REAL ESTATE OPERATOR & DEVELOPER (1.65%)

 Kerry Properties                                  25,000                30,773

 Sun Hung Kai Properites                            3,000                27,888

 Westfield Holdings                                 4,391                27,813

                                                                         86,474

RESPIRATORY PRODUCTS (0.66%)

 Resmed /1/                                         7,590                34,389

RETAIL-APPAREL & SHOE (0.47%)

 Giordano International                            48,000                24,926

RETAIL-CONSUMER ELECTRONICS (1.88%)

 Yamada Denki                                       1,200                98,498

RETAIL-DISCOUNT (0.38%)

 Harvey Norman Holdings                             9,120                19,934

RETAIL-MISC/DIVERSIFIED (0.95%)

 Jusco                                              2,000                50,026

RETAIL-TOY STORE (1.02%)

 Toys R Us Japan                                      500                53,426

RUBBER-TIRES (0.66%)

 Bridgestone                                        3,000                34,557
                                                   Shares

                                                    Held               Value

--------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.59%)
                                                                     $
 Taiwan Semiconductor Manufacturing                 1,300                31,512

 United Microelectronics /1/                        4,700                51,653

                                                                         83,165

SEMICONDUCTOR EQUIPMENT (0.83%)

 Tokyo Electron                                       600                43,712

TELECOMMUNICATION EQUIPMENT (0.49%)

 Datacraft Asia                                     5,000                25,500

TELECOMMUNICATION SERVICES (1.26%)

 China Unicom /1/                                  23,000                32,293

 Crosswave Communications /1/                       3,100                 6,355

 SK Telecom                                         1,300                27,365

                                                                         66,013

TELEPHONE-INTEGRATED (4.24%)

 Nippon Telegraph & Telephone                          35               222,407

TELEVISION (1.17%)

 Nippon Television Network                            190                61,213

TOYS (0.61%)

 Nintendo                                             200                32,218

TRANSPORT-MARINE (0.38%)

 Neptune Orient Lines                              24,000                19,896

WATER TREATMENT SYSTEMS (1.92%)

 Kurita Water Industries                            7,000               100,749

WIRE & CABLE PRODUCTS (2.59%)

 Sumitomo Electric Industries                      11,000               136,059
                                     TOTAL COMMON STOCKS              5,118,010
                                                                     ----------



                    TOTAL PORTFOLIO INVESTMENTS (97.56%)              5,118,010
CASH AND RECEIVABLES, NET OF LIABILITIES
 (2.44%)                                                                127,752
                              TOTAL NET ASSETS (100.00%)             $5,245,762

                                                                     ------------

See accompanying notes.

                       PRINCIPAL PACIFIC BASIN FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

---------------------------------------------------------------










                           ------------          ---------

See accompanying notes.

                       PRINCIPAL PACIFIC BASIN FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                              This page left blank
                                 intentionally.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.69         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.04)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.86)         (1.27)
                          -----          -----
 Total From Investment
            Operations    (0.90)         (1.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.09)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.09)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.70          $8.69
                          =====          =====
Total Return /(a)/ ...   (10.40)%/(d)/  (13.10)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $2,306         $2,242
 Ratio of Expenses to
  Average Net Assets..     2.50%/(e)/     2.49%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.27%/(e)/     3.42%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.20)%/(e)/   (1.09)%/(e)/
 Portfolio Turnover
  Rate................    135.7%/(e)/     48.6%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.66         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.08)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.85)         (1.28)
                          -----          -----
 Total From Investment
            Operations    (0.93)         (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.04)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.04)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.69          $8.66
                          =====          =====
Total Return /(a)/ ...   (10.73)%/(d)/  (13.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,392         $1,288
 Ratio of Expenses to
  Average Net Assets..     3.25%/(e)/     2.97%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.96%/(e)/     4.06%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.93)%/(e)/   (1.40)%/(e)/
 Portfolio Turnover
  Rate................    135.7%/(e)/     48.6%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.65         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.08)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.85)         (1.28)
                          -----          -----
 Total From Investment
            Operations    (0.93)         (1.35)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.03)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.03)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.69          $8.65
                          =====          =====
Total Return /(a)/ ...   (10.74)%/(d)/  (13.50)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,018         $1,121
 Ratio of Expenses to
  Average Net Assets..     3.25%/(e)/     3.22%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     4.11%/(e)/     4.06%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.98)%/(e)/   (1.61)%/(e)/
 Portfolio Turnover
  Rate................    135.7%/(e)/     48.6%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL EUROPEAN EQUITY FUND, INC.
------------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.66         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.07)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.85)         (1.28)
                          -----          -----
 Total From Investment
            Operations    (0.92)         (1.34)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.07)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.07)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.67          $8.66
                          =====          =====
Total Return..........   (10.68)%/(d)/  (13.40)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,103         $1,208
 Ratio of Expenses to
  Average Net Assets..     2.96%/(e)/     2.99%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.65%/(e)/     3.67%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.69)%/(e)/   (1.40)%/(e)/
 Portfolio Turnover
  Rate................    135.7%/(e)/     48.6%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(D)/      2000       1999         1998      1997/(H)/
                          ----           ----       ----         ----      ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.75         $8.56      $6.54        $8.29      $9.51
Income from Investment
 Operations:
 Net Investment Income    (0.01)        (0.10)     (0.03)       (0.02)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.82)         0.31       2.05        (1.73)     (1.21)
                          -----          ----       ----        -----      -----
 Total From Investment
            Operations    (0.83)         0.21       2.02        (1.75)     (1.22)
Less Dividends and
 Distributions:
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --         (0.02)        --           --         --
 Distributions from
  Capital Gains.......    (0.06)           --         --           --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.06)        (0.02)        --           --         --
 -----                    -----         -----
Net Asset Value, End
 of Period............    $7.86         $8.75      $8.56        $6.54      $8.29
                          =====         =====      =====        =====      =====
Total Return /(b)/ ...    (9.50)%/(e)/   2.36%     30.89%      (21.11)%   (10.18)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $16,377       $17,890    $13,401       $7,312     $5,039
 Ratio of Expenses to
  Average Net Assets..     2.49%/(f)/    2.49%      2.75%        3.31%      2.03%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     2.77%/(f)/    2.59%        --           --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.16)%/(f)/  (1.05)%    (0.35)%      (0.36)%    (0.32)%/(f)/
 Portfolio Turnover
  Rate................     70.5%/(f)/   112.9%      95.8%        45.2%      21.4%/(f)/

                          2001/(D)/      2000       1999         1998      1997/(H)/
                          ----           ----       ----         ----      ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.60         $8.47      $6.52        $8.28      $9.51
Income from Investment
 Operations:
 Net Investment Income    (0.02)        (0.16)     (0.07)       (0.05)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.82)         0.29       2.02        (1.71)     (1.22)
                          -----          ----       ----        -----      -----
 Total From Investment
            Operations    (0.84)         0.13       1.95        (1.76)     (1.23)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.06)           --         --           --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.06)           --         --           --         --
 -----                    -----
Net Asset Value, End
 of Period............    $7.70         $8.60      $8.47        $6.52      $8.28
                          =====         =====      =====        =====      =====
Total Return /(b)/ ...    (9.79)%/(e)/   1.53%     29.91%      (21.26)%   (10.29)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,725        $6,198     $5,051       $3,275     $3,116
 Ratio of Expenses to
  Average Net Assets..     3.15%/(f)/    3.22%      3.57%        3.59%      2.16%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     3.47%/(f)/      --         --           --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.82)%/(f)/  (1.78)%    (1.12)%      (0.69)%    (0.46)%/(f)/
 Portfolio Turnover
  Rate................     70.5%/(f)/   112.9%      95.8%        45.2%      21.4%/(f)/

                          2001/(D)/      2000      1999/(G)/
                          ----           ----      ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.68         $8.54      $8.94
Income from Investment
 Operations:
 Net Investment Income    (0.01)        (0.10)     (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.84)         0.24      (0.34)
                          -----          ----      -----
 Total From Investment
            Operations    (0.85)         0.14      (0.40)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.06)           --         --
  ----                    -----
   Total Dividends and
         Distributions    (0.06)           --         --
  ----                    -----
Net Asset Value, End
 of Period............    $7.77         $8.68      $8.54
                          =====         =====      =====
Total Return /(b)/ ...    (9.81)%/(e)/   1.64%     (4.47)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $266          $258       $108
 Ratio of Expenses to
  Average Net Assets..     3.25%/(f)/    3.24%      3.52%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     7.43%/(f)/    8.09%        --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.89)%/(f)/  (1.78)%    (2.24)%/(f)/
 Portfolio Turnover
  Rate................     70.5%/(f)/   112.9%      95.8%/(f)/

                          2001/(D)/      2000       1999         1998      1997/(H)/
                          ----           ----       ----         ----      ----
PRINCIPAL INTERNATIONAL EMERGING
--------------------------------
MARKETS FUND, INC.
------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.71         $8.55      $6.53        $8.28      $9.51
Income from Investment
 Operations:
 Net Investment Income    (0.01)        (0.11)        --        (0.04)     (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.82)         0.29       2.02        (1.71)     (1.22)
                          -----          ----       ----        -----      -----
 Total From Investment
            Operations    (0.83)         0.18       2.02        (1.75)     (1.23)
Less Dividends and
 Distributions:
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --         (0.02)        --           --         --
 Distributions from
  Capital Gains.......    (0.06)           --         --           --         --
 -----                    -----
   Total Dividends and
         Distributions    (0.06)        (0.02)        --           --         --
 -----                    -----         -----
Net Asset Value, End
 of Period............    $7.82         $8.71      $8.55        $6.53      $8.28
                          =====         =====      =====        =====      =====
Total Return..........    (9.55)%/(e)/   2.04%     30.93%      (21.14)%   (10.29)%/(e)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $4,376        $4,619     $3,606       $2,202     $2,510
 Ratio of Expenses to
  Average Net Assets..     2.79%/(f)/    2.74%      2.67%        3.47%      2.20%/(f)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(c)/ ...     3.23%/(f)/      --         --           --         --
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.44)%/(f)/  (1.31)%    (0.22)%      (0.60)%    (0.51)%/(f)/
 Portfolio Turnover
  Rate................     70.5%/(f)/   112.9%      95.8%        45.2%      21.4%/(f)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver began on the first day of the period ended October 31, 2000.
/(d) /Six months ended April 30, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(h) /Period from August 29, 1997, date shares first offered, through October
  31, 1997. Class A, Class B, and Class R share recognized $.01, $.01, and $.01 net investment income per share, respectively, and incurred an unrealized loss of $.50, $.50, and $.50 per share, respectively, from August 14, 1997 through August 28, 1997.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(B)/       2000        1999           1998       1997        1996
                           ----            ----        ----           ----       ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.85         $10.04       $9.20          $9.33      $8.14       $7.28
Income from Investment
 Operations:
 Net Investment Income        --           0.16        0.13           0.13       0.09        0.10
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.84)          0.20        1.28           0.04       1.52        1.17
                           -----           ----        ----           ----       ----        ----
 Total From Investment
            Operations     (0.84)          0.36        1.41           0.17       1.61        1.27
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.05)         (0.23)      (0.11)         (0.10)     (0.11)      (0.08)
 Distributions from
  Capital Gains.......     (0.73)         (1.32)      (0.46)         (0.20)     (0.31)      (0.33)
                           -----          -----       -----          -----      -----       -----
   Total Dividends and
         Distributions     (0.78)         (1.55)      (0.57)         (0.30)     (0.42)      (0.41)
                           -----          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............     $7.23          $8.85      $10.04          $9.20      $9.33       $8.14
                           =====          =====      ======          =====      =====       =====
Total Return /(a)/ ...    (10.27)%/(c)/    3.04%      16.18%          1.93%     20.46%      18.36%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $286,579       $325,369    $338,144       $302,757   $281,158    $172,276
 Ratio of Expenses to
  Average Net Assets..      1.37%/(d)/     1.27%       1.22%          1.25%      1.39%       1.45%
 Ratio of Net
  Investment Income to
  Average Net Assets..      0.07%/(d)/     1.76%       1.35%          1.45%      1.25%       1.43%
 Portfolio Turnover
  Rate................     113.8%/(d)/     92.7%       58.7%          38.7%      26.6%       23.8%

                           2001/(B)/       2000        1999           1998       1997        1996
                           ----            ----        ----           ----       ----        ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.78          $9.96       $9.14          $9.26      $8.07       $7.24
Income from Investment
 Operations:
 Net Investment Income     (0.02)          0.11        0.06           0.07       0.03        0.03
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.83)          0.20        1.27           0.04       1.51        1.15
                           -----           ----        ----           ----       ----        ----
 Total From Investment
            Operations     (0.85)          0.31        1.33           0.11       1.54        1.18
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.17)      (0.05)         (0.03)     (0.04)      (0.02)
 Distributions from
  Capital Gains.......     (0.73)         (1.32)      (0.46)         (0.20)     (0.31)      (0.33)
                           -----          -----       -----          -----      -----       -----
   Total Dividends and
         Distributions     (0.73)         (1.49)      (0.51)         (0.23)     (0.35)      (0.35)
                           -----          -----       -----          -----      -----       -----
Net Asset Value, End
 of Period............     $7.20          $8.78       $9.96          $9.14      $9.26       $8.07
                           =====          =====       =====          =====      =====       =====
Total Return /(a)/ ...    (10.43)%/(c)/    2.43%      15.27%          1.27%     19.62%      17.16%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $42,747        $48,692     $48,319        $41,676    $33,842     $15,745
 Ratio of Expenses to
  Average Net Assets..      1.96%/(d)/     1.88%       1.90%          1.91%      2.17%       2.28%
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.53)%/(d)/    1.13%       0.67%          0.77%      0.42%       0.64%
 Portfolio Turnover
  Rate................     113.8%/(d)/     92.7%       58.7%          38.7%      26.6%       23.8%

                           2001/(B)/       2000       1999/(E)/
                           ----            ----       ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.76          $9.99       $9.61
Income from Investment
 Operations:
 Net Investment Income     (0.03)          0.03       (0.02)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.86)          0.18        0.40
                           -----           ----        ----
 Total From Investment
            Operations     (0.89)          0.21        0.38
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.12)         --
 Distributions from
  Capital Gains.......     (0.73)         (1.32)         --
   ----                    -----          -----
   Total Dividends and
         Distributions     (0.73)         (1.44)         --
   ----                    -----          -----
Net Asset Value, End
 of Period............     $7.14          $8.76       $9.99
                           =====          =====       =====
Total Return /(a)/ ...    (10.95)%/(c)/    1.40%       3.95%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,088         $1,093        $191
 Ratio of Expenses to
  Average Net Assets..      2.91%/(d)/     3.10%       2.38%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (1.46)%/(d)/   (0.89)%     (0.95)%/(d)/
 Portfolio Turnover
  Rate................     113.8%/(d)/     92.7%       58.7%/(d)/

                           2001/(B)/       2000        1999           1998       1997       1996/(F)/
                           ----            ----        ----           ----       ----       ----
PRINCIPAL INTERNATIONAL FUND, INC.
----------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..     $8.79          $9.96       $9.13          $9.27      $8.12       $7.48
Income from Investment
 Operations:
 Net Investment Income     (0.02)          0.11        0.06           0.06       0.07        0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     (0.85)          0.20        1.27           0.04       1.47        0.63
                           -----           ----        ----           ----       ----        ----
 Total From Investment
            Operations     (0.87)          0.31        1.33           0.10       1.54        0.64
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...        --          (0.16)      (0.04)         (0.04)     (0.08)         --
 Distributions from
  Capital Gains.......     (0.73)         (1.32)      (0.46)         (0.20)     (0.31)         --
   ----                    -----          -----       -----          -----      -----
   Total Dividends and
         Distributions     (0.73)         (1.48)      (0.50)         (0.24)     (0.39)         --
   ----                    -----          -----       -----          -----      -----
Net Asset Value, End
 of Period............     $7.19          $8.79       $9.96          $9.13      $9.27       $8.12
                           =====          =====       =====          =====      =====       =====
Total Return..........    (10.66)%/(c)/    2.54%      15.27%          1.13%     19.65%       9.29%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $22,050        $28,113     $22,229        $17,739    $11,773      $1,057
 Ratio of Expenses to
  Average Net Assets..      2.13%/(d)/     1.86%       1.93%          2.01%      2.10%       1.59%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     (0.70)%/(d)/    1.02%       0.64%          0.67%      0.44%       0.78%/(d)/
 Portfolio Turnover
  Rate................     113.8%/(d)/     92.7%       58.7%          38.7%      26.6%       23.8%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R shares incurred an unrealized gain of $.02 per share from February 27, 1996 through February 28, 1996
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(B)/       2000       1999          1998     1997/(F)/
                          ----            ----       ----          ----     ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..   $17.00         $15.32      $9.99         $9.96    $10.04
Income from Investment
 Operations:
 Net Investment Income    (0.14)         (0.32)     (0.12)        (0.07)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.24)          3.51       5.53          0.10     (0.07)
                          -----           ----       ----          ----     -----
 Total From Investment
            Operations    (2.38)          3.19       5.41          0.03     (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (2.66)         (1.51)     (0.08)           --        --
  -----                   -----          -----      -----
   Total Dividends and
         Distributions    (2.66)         (1.51)     (0.08)           --        --
  -----                   -----          -----      -----
Net Asset Value, End
 of Period............   $11.96         $17.00     $15.32         $9.99     $9.96
                         ======         ======     ======         =====     =====
Total Return /(a)/ ...   (15.58)%/(c)/   21.21%     54.52%         0.30%     0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $33,435        $36,322    $23,612       $11,765    $6,210
 Ratio of Expenses to
  Average Net Assets..     2.65%/(d)/     2.46%      2.21%         2.66%     1.99%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (0.84)%/(d)/   (1.41)%    (1.02)%       (0.81)%   (0.40)%/(d)/
 Portfolio Turnover
  Rate................    202.4%/(d)/    329.8%     191.5%         99.8%     10.4%/(d)/

                          2001/(B)/       2000       1999          1998     1997/(F)/
                          ----            ----       ----          ----     ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..   $16.72         $15.18      $9.97         $9.96    $10.04
Income from Investment
 Operations:
 Net Investment Income     0.03          (0.41)     (0.20)        (0.10)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.42)          3.46       5.49          0.11     (0.07)
                          -----           ----       ----          ----     -----
 Total From Investment
            Operations    (2.39)          3.05       5.29          0.01     (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (2.66)         (1.51)     (0.08)           --        --
 ------                   -----          -----      -----
   Total Dividends and
         Distributions    (2.66)         (1.51)     (0.08)           --        --
 ------                   -----          -----      -----
Net Asset Value, End
 of Period............   $11.67         $16.72     $15.18         $9.97     $9.96
                         ======         ======     ======         =====     =====
Total Return /(a)/ ...   (15.95)%/(c)/   20.43%     53.42%         0.10%     0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $10,639        $12,539    $10,926        $6,585    $4,774
 Ratio of Expenses to
  Average Net Assets..     3.45%/(d)/     3.04%      2.87%         2.90%     2.07%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.65)%/(d)/   (1.99)%    (1.68)%       (1.05)%   (0.47)%/(d)/
 Portfolio Turnover
  Rate................    202.4%/(d)/    329.8%     191.5%         99.8%     10.4%/(d)/

                          2001/(B)/       2000      1999/(E)/
                          ----            ----      ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..   $16.60         $15.28     $12.97
Income from Investment
 Operations:
 Net Investment Income    (0.01)         (0.45)     (0.11)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.44)          3.28       2.42
                          -----           ----       ----
 Total From Investment
            Operations    (2.45)          2.83       2.31
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (2.66)         (1.51)        --
   ----                   -----          -----
   Total Dividends and
         Distributions    (2.66)         (1.51)        --
   ----                   -----          -----
Net Asset Value, End
 of Period............   $11.49         $16.60     $15.28
                         ======         ======     ======
Total Return /(a)/ ...   (16.52)%/(c)/   18.71%     17.81%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $648           $691       $141
 Ratio of Expenses to
  Average Net Assets..     4.77%/(d)/     4.89%      2.96%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.93)%/(d)/   (3.78)%    (2.31)%/(d)/
 Portfolio Turnover
  Rate................    202.4%/(d)/    329.8%     191.5%/(d)/

                          2001/(B)/       2000       1999          1998     1997/(F)/
                          ----            ----       ----          ----     ----
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
-------------------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..   $17.02         $15.36     $10.01         $9.96    $10.04
Income from Investment
 Operations:
 Net Investment Income    (0.03)         (0.24)     (0.10)        (0.07)    (0.01)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.39)          3.41       5.53          0.12     (0.07)
                          -----           ----       ----          ----     -----
 Total From Investment
            Operations    (2.42)          3.17       5.43          0.05     (0.08)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (2.66)         (1.51)     (0.08)           --        --
  -----                   -----          -----      -----
   Total Dividends and
         Distributions    (2.66)         (1.51)     (0.08)           --        --
  -----                   -----          -----      -----
Net Asset Value, End
 of Period............   $11.94         $17.02     $15.36        $10.01     $9.96
                         ======         ======     ======        ======     =====
Total Return..........   (15.81)%/(c)/   21.01%     54.61%         0.50%     0.50%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $7,241         $8,952     $6,188        $3,317    $3,004
 Ratio of Expenses to
  Average Net Assets..     3.21%/(d)/     2.64%      2.12%         2.51%     2.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.41)%/(d)/   (1.58)%    (0.93)%       (0.68)%   (0.54)%/(d)/
 Portfolio Turnover
  Rate................    202.4%/(d)/    329.8%     191.5%         99.8%     10.4%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from August 29, 1997, date shares first offered, through October
  31, 1997. Class A, Class B, and Class R shares recognized $.01, $.01, and $.01 net investment income per share, respectively, and incurred an unrealized gain of $.03, $.03, and $.03 per share, respectively, from August 14, 1997 through August 28, 1997.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.61         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.09)         (0.04)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.10)         (1.35)
                          -----          -----
 Total From Investment
            Operations    (1.19)         (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.11)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.11)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.31          $8.61
                          =====          =====
Total Return /(a)/ ...   (13.92)%/(d)/  (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,950         $1,860
 Ratio of Expenses to
  Average Net Assets..     2.40%/(e)/     2.10%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.13%/(e)/     2.88%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.35)%/(e)/   (1.21)%/(e)/
 Portfolio Turnover
  Rate................     39.9%/(e)/     51.4%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.61         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.07)         (0.06)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.15)         (1.33)
                          -----          -----
 Total From Investment
            Operations    (1.22)         (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.11)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.11)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.28          $8.61
                          =====          =====
Total Return /(a)/ ...   (14.27)%/(d)/  (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,233         $1,347
 Ratio of Expenses to
  Average Net Assets..     3.12%/(e)/     2.21%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.84%/(e)/     3.57%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.12)%/(e)/   (1.31)%/(e)/
 Portfolio Turnover
  Rate................     39.9%/(e)/     51.4%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.60         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.08)         (0.08)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.14)         (1.32)
                          -----          -----
 Total From Investment
            Operations    (1.22)         (1.40)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.11)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.11)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.27          $8.60
                          =====          =====
Total Return /(a)/ ...   (14.29)%/(d)/  (14.00)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $951         $1,099
 Ratio of Expenses to
  Average Net Assets..     3.15%/(e)/     2.55%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     4.02%/(e)/     3.72%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (2.15)%/(e)/   (1.64)%/(e)/
 Portfolio Turnover
  Rate................     39.9%/(e)/     51.4%/(e)/

                          2001/(C)/      2000/(F)/
                          ----           ----
PRINCIPAL PACIFIC BASIN FUND, INC.
----------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $8.61         $10.00
Income from Investment
 Operations:
 Net Investment Income    (0.05)         (0.07)
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (1.16)         (1.32)
                          -----          -----
 Total From Investment
            Operations    (1.21)         (1.39)
Less Dividends and
 Distributions:
 Distributions from
  Capital Gains.......    (0.11)            --
 ----                     -----
   Total Dividends and
         Distributions    (0.11)            --
 ----                     -----
Net Asset Value, End
 of Period............    $7.29          $8.61
                          =====          =====
Total Return..........   (14.15)%/(d)/  (13.90)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,112         $1,129
 Ratio of Expenses to
  Average Net Assets..     2.83%/(e)/     2.35%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...     3.51%/(e)/     3.27%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..    (1.81)%/(e)/   (1.45)%/(e)/
 Portfolio Turnover
  Rate................     39.9%/(e)/     51.4%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                           INTERNATIONAL GROWTH FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses. /(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from May 1, 2000, date shares first offered, through October 31,
  2000.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                           PRINCIPAL           PRINCIPAL
                                             BOND        GOVERNMENT SECURITIES
                                          FUND, INC.       INCOME FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST .....  $180,374,223        $262,944,026
                                         ============        ============
ASSETS
Investment in securities--at value.....  $181,404,952        $267,766,153
Cash...................................        13,721          24,080,470
Receivables:
 Capital Shares sold...................         1,294             435,053
 Dividends and interest................     2,184,121           1,147,052
 Investment securities sold............     5,760,903          15,969,692
Other assets...........................         4,658              18,623
                                         ------------        ------------
                           Total Assets   189,369,649         309,417,043
LIABILITIES
Accrued expenses.......................       108,156              98,201
Payables:
 Capital Shares reacquired.............       122,227              45,727
 Investment securities purchased.......    11,890,640          36,349,688
                                         ------------        ------------
                      Total Liabilities    12,121,023          36,493,616
                                         ------------        ------------
NET ASSETS APPLICABLE TO OUTSTANDING
 SHARES ...............................  $177,248,626        $272,923,427
                                         ============        ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital.......................  $183,647,128        $271,421,728
Accumulated undistributed
 (overdistributed) net investment
 income (operating loss)...............      (297,369)             (5,159)
Accumulated undistributed
 (overdistributed) net realized gain
 (loss)................................    (7,131,862)         (3,315,269)
Net unrealized appreciation
 (depreciation) of investments.........     1,030,729           4,822,127
                                         ------------        ------------
                       Total Net Assets  $177,248,626        $272,923,427
                                         ============        ============
CAPITAL STOCK (PAR VALUE: $.01 A
 SHARE):
Shares authorized......................   100,000,000         125,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets....................  $134,114,360        $225,438,342
  Shares issued and outstanding........    12,527,639          19,726,339
  Net asset value per share............  $      10.71        $      11.43
  Maximum offering price per share (a)   $      11.24        $      12.00
                                         ============        ============

Class B: Net Assets....................  $ 24,105,564        $ 31,058,765
  Shares issued and outstanding........     2,252,823           2,729,004
  Net asset value per share (b) .......  $      10.70        $      11.38
                                         ============        ============

Class C: Net Assets....................  $  1,071,756        $  1,849,785
  Shares issued and outstanding........       101,112             162,748
  Net asset value per share (b) .......  $      10.60        $      11.37
                                         ============        ============

Class R: Net Assets....................  $ 17,956,946        $ 14,576,535
  Shares issued and outstanding........     1,674,094           1,283,619
  Net asset value per share............  $      10.73        $      11.36
                                         ============        ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                PRINCIPAL        PRINCIPAL
                                               HIGH YIELD       LIMITED TERM
                                               FUND, INC.      BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........  $ 32,353,062     $ 40,098,610
                                              ============     ============
ASSETS
Investment in securities--at value..........  $ 29,911,070     $ 40,197,142
Cash........................................        12,496           15,501
Receivables:
 Capital Shares sold........................            --           55,552
 Dividends and interest.....................       591,672          589,148
 Investment securities sold.................       330,750               --
Other assets................................         2,230              231
                                              ------------     ------------
                                Total Assets    30,848,218       40,857,574
LIABILITIES
Accrued expenses............................        36,046           20,231
Payables:
 Capital Shares reacquired..................       102,467           49,434
                                              ------------     ------------
                           Total Liabilities       138,513           69,665
                                              ------------     ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES   $ 30,709,705     $ 40,787,909
                                              ============     ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................  $ 44,029,609     $ 41,186,443
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....       (56,249)           4,324
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................   (10,821,663)        (501,390)
Net unrealized appreciation (depreciation)
 of investments.............................    (2,441,992)          98,532
                                              ------------     ------------
                            Total Net Assets  $ 30,709,705     $ 40,787,909
                                              ============     ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................   100,000,000      100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................  $ 22,853,959     $ 28,787,419
  Shares issued and outstanding.............     3,749,280        2,956,131
  Net asset value per share.................  $       6.10     $       9.74
  Maximum offering price per share (a) .....  $       6.40     $       9.89
                                              ============     ============

Class B: Net Assets.........................  $  5,683,669     $  5,276,471
  Shares issued and outstanding.............       939,078          535,425
  Net asset value per share (b) ............  $       6.05     $       9.85
                                              ============     ============

Class C: Net Assets.........................  $    276,371     $    665,380
  Shares issued and outstanding.............        46,630           67,716
  Net asset value per share (b) ............  $       5.93     $       9.83
                                              ============     ============

Class R: Net Assets.........................  $  1,895,706     $  6,058,639
  Shares issued and outstanding.............       317,728          619,693
  Net asset value per share.................  $       5.97     $       9.78
                                              ============     ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Principal High Yield Fund, Inc. and 1.50% of the offering price or 1.52% of the net asset value for Principal Limited Term Bond Fund, Inc.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                                 TAX-EXEMPT
                                                               BOND FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........................    $173,347,923
                                                                ============
ASSETS
Investment in securities--at value..........................    $173,676,159
Cash........................................................          37,454
Receivables:
 Capital Shares sold........................................           9,835
 Dividends and interest.....................................       2,826,922
 Investment securities sold.................................       2,063,880
Other assets................................................           8,599
                                                                ------------
                                                Total Assets     178,622,849
LIABILITIES
Accrued expenses............................................          68,508
Payables:
 Capital Shares reacquired..................................         141,754
 Investment securities purchased............................       2,124,380
                                                                ------------
                                           Total Liabilities       2,334,642
                                                                ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ................    $176,288,207
                                                                ============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...............    $176,990,271
Accumulated undistributed (overdistributed) net investment
 income (operating loss)....................................         109,479
Accumulated undistributed (overdistributed) net realized
 gain (loss)................................................      (1,139,779)
Net unrealized appreciation (depreciation) of investments...         328,236
                                                                ------------
                                            Total Net Assets    $176,288,207
                                                                ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................................     100,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................................    $164,663,404
  Shares issued and outstanding.............................      14,050,541
  Net asset value per share.................................    $      11.72
  Maximum offering price per share (a) .....................    $      12.30
                                                                ============

Class B: Net Assets.........................................    $ 10,958,750
  Shares issued and outstanding.............................         930,433
  Net asset value per share (b) ............................    $      11.78
                                                                ============

Class C: Net Assets.........................................    $    666,053
  Shares issued and outstanding.............................          57,442
  Net asset value per share (b) ............................    $      11.60
                                                                ============




(a)Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Bond Fund, Inc., Principal Government Securities Income Fund, Inc., Principal High Yield Fund, Inc., Principal Limited Term Bond Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Income Funds") are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies and operate in the mutual fund industry.

Each fund offers four classes of shares: Class A, Class B, Class C, and Class R (Class R is not offered by the Principal Tax-Exempt Bond Fund, Inc.). Class A shares generally are sold with an initial sales charge based on declining rates and certain purchases may be subject to a contingent deferred sales charge ("CDSC") upon redemption. Class B shares are sold without an initial sales charge, but are subject to a declining CDSC on certain redemptions made within six years of purchase. Class C shares are sold without an initial sales charge, but are subject to a CDSC on certain redemptions made within twelve months of purchase. Class R shares are sold without an initial sales charge and are not subject to a CDSC. Class B shares, Class C shares and Class R shares bear higher ongoing distribution fees than Class A shares. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Class C shares do not convert into Class A shares. Class R shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), four years after purchase. All classes of shares for each fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by each of the Income Funds' respective Board of Directors. In addition, the Board of Directors of each fund declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Income Funds:



SECURITY VALUATION . The Income Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities and preferred stocks, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by each fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.



INCOME AND INVESTMENT TRANSACTIONS. . The Income Funds record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Income Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Income Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.



EXPENSES . The Income Funds allocate daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2001, which are included in the corresponding captions of the Statement of Operations, were as follows:

                                               DISTRIBUTION FEES
                                               -----------
                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------    -------    -------     -------
 Principal Bond Fund, Inc.         $160,581   $ 88,412    $4,167      $66,700
 Principal Government Securities    239,072    106,685     6,738       48,793
 Income Fund, Inc.
 Principal High Yield Fund, Inc.     28,320     26,068     1,269        8,045
 Principal Limited Term Bond         19,049      8,380     1,377       19,016
 Fund, Inc.
 Principal Tax-Exempt Bond Fund,    201,484     34,961     2,922          N/A
 Inc.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                              TRANSFER AND
                                                          ADMINISTRATIVE FEES
                                                          -----------
                                                CLASS A    CLASS B    CLASS C     CLASS R
                                                -------    -------    -------     -------
 Principal Bond Fund, Inc.                      $63,327    $22,008     $337       $13,989
 Principal Government Securities Income Fund,    83,760     19,358      388        10,046
 Inc.
 Principal High Yield Fund, Inc.                 18,417      7,355       82         2,861
 Principal Limited Term Bond Fund, Inc.           9,509      3,182      221         2,657
 Principal Tax-Exempt Bond Fund, Inc.            22,424      1,789       76           N/A

                                               REGISTRATION FEES
                                               -----------
                                    CLASS A    CLASS B    CLASS C     CLASS R
                                    -------    -------    -------     -------
 Principal Bond Fund, Inc.          $7,644     $4,144     $3,820      $4,662
 Principal Government Securities     7,273      4,711      3,882       3,875
 Income Fund, Inc.
 Principal High Yield Fund, Inc.     4,248      2,938      3,840       3,116
 Principal Limited Term Bond         4,182      3,938      2,921       2,899
 Fund, Inc.
 Principal Tax-Exempt Bond Fund,     8,293      3,861      2,852         N/A
 Inc.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                              SHAREHOLDER REPORTS
                                              -----------
                                    CLASS A    CLASS B    CLASS C    CLASS R
                                   ---------  ---------  ---------  -----------
 Principal Bond Fund, Inc.         $  3,902   $  1,334   $    518    $    338
 Principal Government Securities      4,915      1,069         22         573
 Income Fund, Inc.
 Principal High Yield Fund, Inc.        996        374         15         150
 Principal Limited Term Bond            514        183         15         159
 Fund, Inc.
 Principal Tax-Exempt Bond Fund,      1,421        107         14         N/A
 Inc.



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgage-backed securities, net operating losses, expiring capital loss carry forwards and certain defaulted securities. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Guide is effective for fiscal years beginning after December 15, 2000. Management of the Income Funds has not yet determined the impact of the Guide.


3. OPERATING POLICIES



JOINT TRADING ACCOUNT . The Income Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Income Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation (the "Manager"). These balances may be invested in one or more short-term instruments.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
3. OPERATING POLICIES (CONTINUED)



LINE OF CREDIT . The Income Funds participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus
 .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds and portfolios in proportion to their average net assets during each calendar quarter. At April 30, 2001, the Income Funds had no outstanding borrowings under the line of credit.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Income Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each fund's average daily net assets. The annual rates used in this calculation for the Income Funds are as follows:

                                                                               NET ASSET VALUE OF FUNDS (IN MILLIONS)
                                                                             ----------------------------------------
                                                                              FIRST    NEXT     NEXT     NEXT      OVER
                                                                              $100     $100     $100     $100      $400
                                                                              -----    ----     ----     ----      ----
Principal Bond Fund, Inc.                                                     .50%     .45%     .40%     .35%      .30%
Principal Government Securities Income Fund, Inc.                             .50      .45      .40      .35       .30
Principal High Yield Fund, Inc.                                               .60      .55      .50      .45       .40
Principal Limited Term Bond Fund, Inc.                                        .50      .45      .40      .35       .30
Principal Tax-Exempt Bond Fund, Inc.                                          .50      .45      .40      .35       .30


The Income Funds also reimburse the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.

During the year ended October 31, 2000, the Manager voluntarily waived a portion of its fee for the Principal Limited Term Bond Fund, Inc. The waiver maintained total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class on an annualized basis during the reporting period. The amount waived and the operating expense limit, which was maintained at or below that shown, are as follows:

                                                                                YEAR ENDED       EXPENSE
                                                                             OCTOBER 31, 2000     LIMIT
                                                                             ----------------    -------
 Principal Limited Term Bond Fund, Inc.
  Class A                                                                        $51,056          1.00%
  Class B                                                                         17,484          1.35
  Class C                                                                          6,761          1.35
  Class R                                                                         13,973          1.60


The Manager ceased its waiver of expenses on November 1, 2000.



DISTRIBUTION FEES . The Income Funds bear distribution fees with respect to each class computed at an annual rate of the average daily net assets attributable to each class of each fund. The annual rate will not exceed the following limits:

                                                                                CLASS A    CLASS B    CLASS C     CLASS R
                                                                                -------    -------    -------     -------
 Principal Bond Fund, Inc.                                                       .25%       1.00%      1.00%       .75%
 Principal Government Securities Income Fund, Inc.                               .25%       1.00%      1.00%       .75%
 Principal High Yield Fund, Inc.                                                 .25%       1.00%      1.00%       .75%
 Principal Limited Term Bond Fund, Inc.                                          .15%        .50%       .50%       .75%
 Principal Tax-Exempt Bond Fund, Inc.                                            .25%       1.00%      1.00%       N/A


Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class A, Class B and Class R shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Income Funds which generated the excess.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge is based on declining rates which for Class A shares begin at .75%, Class B shares at 4.00%, and Class C shares at 1.00% (.25%, 1.25% and .50% for Principal Limited Term Bond Fund, Inc. share classes, respectively), of the lesser of current market value or the cost of shares being redeemed. Princor Financial Services Corporation also retains sales charges on sales of Class A shares based on declining rates which begin at 4.75% of the offering price (1.50% for Principal Limited Term Bond Fund, Inc.). The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2001, were as follows:

                                                                   CLASS A    CLASS B     CLASS C
                                                                   -------    -------     -------
 Principal Bond Fund, Inc.                                        $150,793    $42,268      $ 28
 Principal Government Securities Income Fund, Inc.                 291,186     52,651       112
 Principal High Yield Fund, Inc.                                    37,434      8,395        43
 Principal Limited Term Bond Fund, Inc.                             27,972      1,304        34
 Principal Tax-Exempt Bond Fund, Inc.                              104,280     10,304       601




AFFILIATED OWNERSHIP . At April 30, 2001, Principal Life Insurance Company, affiliates of Principal Life Insurance Company and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Income Funds as follows:

                                                                               CLASS A   CLASS C
                                                                               -------   -------
 Principal Bond Fund, Inc.                                                      93,529    8,681
 Principal Government Securities Income Fund, Inc.                                  --    8,598
 Principal High Yield Fund, Inc.                                               382,965   13,369
 Principal Limited Term Bond Fund, Inc.                                        535,102   10,373
 Principal Tax-Exempt Bond Fund, Inc.                                               --    7,974



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Income Funds to affiliated broker dealers during the period.


5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Income Funds were as follows:

                                              PURCHASES              SALES
                                       ------------------------  --------------
 Principal Bond Fund, Inc.                   $170,086,494         $159,132,948
 Principal Government Securities               54,319,063           57,928,986
 Income Fund, Inc.
 Principal High Yield Fund, Inc.               39,966,209           39,578,176
 Principal Limited Term Bond Fund,             16,856,391            8,075,009
 Inc.
 Principal Tax-Exempt Bond Fund, Inc.          34,390,395           37,769,569



The Income Funds may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the fund commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the fund, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of April 30, 2001, the Principal Bond Fund, Inc. and the Principal Government Securities Income Fund, Inc. had TBA purchase commitments involving securities with face amounts of $5,650,000 and $23,900,000, cost of $5,698,430 and $24,451,219, and market value of $5,707,360 and $24,384,572, respectively.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
5. INVESTMENT TRANSACTIONS (CONTINUED)

At April 30, 2001, net unrealized appreciation (depreciation) of investments by the Income Funds was composed of the following:

                                                         GROSS UNREALIZED            NET UNREALIZED  APPRECIATION
                                                ----------------------------------    (DEPRECIATION)OF INVESTMENTS
                                                APPRECIATION       (DEPRECIATION)    -----------------------------------------------
                                                ------------       --------------
 Principal Bond Fund, Inc.                      $       2,088,267  $    (1,0               $            1,030,729
 Principal Government Securities Income Fund,           5,176,841         (3                            4,822,127
 Inc.
 Principal High Yield Fund, Inc.                          658,449       (3,1                           (2,441,992)
 Principal Limited Term Bond Fund, Inc.                   424,450         (3                               98,532
 Principal Tax-Exempt Bond Fund, Inc.                   4,015,905       (3,6                              328,236


The Income Funds' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.



RESTRICTED SECURITIES . At April 30, 2001, the Income Funds held the following securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business.

                                                                                                                                VALU
                                                                                                          DATE OF                AT
                                                                                 SECURITY DESCRIPTION   ACQUISITION     COST    APRI
                                                                                ----------------------  -----------  ----------  30,
                                                                                                                                 200
                                                                                                                                 ---


 Principal Bond                                                                 Allied Waste North
  Fund, Inc.                                                                    America                  01/25/01    $  450,00$  465
                                                                                France Telecom           03/07/01     1,497,09 1,524
                                                                                Kellogg                  03/23/01       248,75   248
                                                                                Mirant Americas
                                                                                Generation               04/26/01     1,738,99 1,790
                                                                                Osprey Trust/Osprey I    09/16/99     3,000,00 3,090
                                                                                Verizon Global Funding   12/07/00       997,08 1,027
                                                                                Woodside Petroleum       10/06/00       938,41   995
                                                                                                                              ------
                                                                                                                              $9,143
                                                                                                                              ======
 Principal High Yield                                                           Advanstar
  Fund, Inc.                                                                    Communications           02/13/01    $  750,00$  765
                                                                                Alamosa Delaware         02/09/01       361,37   343
                                                                                Amkor Technology         02/09/01       350,00   332
                                                                                BE Aerospace             04/11/01       350,00   351
                                                                                Chesapeake Energy        04/06/01     1,376,66 1,359
                                                                                Covad Communications
                                                                                Group                    12/21/00        76,00    38
                                                                                                         01/09/01        85,75    33
                                                                                Edison Mission Energy    04/02/01       700,00   679
                                                                                Fleming                  03/09/01       691,32   729
                                                                                Mediacom                 01/17/01       346,94   341
                                                                                Michael Foods            03/16/01       350,00   367
                                                                                Orion Power Holdings     07/13/00     1,586,25 1,665
                                                                                SBA Communications       01/26/01       750,00   742
                                                                                Salton                   04/18/01       345,99   350
                                                                                Terex                    03/22/01       350,00   357
                                                                                Triad Hospitals          04/20/01       175,00   178
                                                                                United Rentals           04/12/01       351,75   352
                                                                                York Power Funding       07/31/98       900,00   882
                                                                                                                              ------
                                                                                                                              $9,870
                                                                                                                              ======
 Principal Limited Term Bond
  Fund, Inc.                                                                    AT&T Wireless Services   03/01/01    $  999,61$1,012
                                                                                Valero Energy            04/25/01       100,99   100
                                                                                                                              ------
                                                                                                                              $1,112
                                                                                                                              ======
 Principal Tax-Exempt Bond
  Fund, Inc.                                                                    Eddyville, Iowa          01/11/95    $  859,91$1,017

                                                                                Cargill

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
6. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                 PRINCIPAL         PRINCIPAL          PRINCIPAL
                                                   BOND      GOVERNMENT SECURITIES   HIGH YIELD
                                                FUND, INC.     INCOME FUND, INC.     FUND, INC.
                                                -----------  ---------------------  -------------
 PERIOD ENDED APRIL 30, 2001:
 Shares sold:
  Class A.....................................   1,373,978         2,157,063          2,528,519
  Class B.....................................      276002           506,814            805,057
  Class C.....................................      34,277            73,252             39,520
  Class R.....................................     365,595           311,703            245,759
 Shares issued in reinvestment of dividends
 and distributions:
  Class A.....................................     328,301           473,113            702,325
  Class B.....................................      56,205            56,748            211,164
  Class C.....................................       1,538              2173              3,399
  Class R.....................................      47,627            32,747             83,843
 Shares redeemed:
  Class A.....................................  (1,334,726)       (1,966,522)        (2,261,323)
  Class B.....................................    (284,654)         (296,547)          (678,252)
  Class C.....................................      (3,306)           (5,470             (4,840)
  Class R.....................................    (303,172)         (228,227)          (485,304)
                                                ----------        ----------         ----------
                       Net Increase (Decrease)    (897,963)           37,371          1,189,867
                                                ==========        ==========         ==========

                              PRINCIPAL         PRINCIPAL          PRINCIPAL
                                BOND      GOVERNMENT SECURITIES    HIGH YIELD
                             FUND, INC.     INCOME FUND, INC.      FUND, INC.
                             -----------  ---------------------  --------------
 YEAR ENDED OCTOBER 31,
 2000:
 Shares sold:
  Class A..................   2,164,948         2,897,222            598,747
  Class B..................     435,960           530,819            207,705
  Class C..................      50,750           100,079             14,342
  Class R..................     563,511           469,003             91,352
 Shares issued in
 reinvestment of dividends
 and distributions:
  Class A..................     737,102         1,015,046            223,372
  Class B..................     127,773           114,747             66,965
  Class C..................       2,596             3,145              1,122
  Class R..................      99,543            61,795             31,188
 Shares redeemed:
  Class A..................  (4,438,298)       (6,280,390)        (1,392,164)
  Class B..................    (748,197)         (874,941)          (431,195)
  Class C..................     (10,207)          (40,355)              (287)
  Class R..................    (607,587)         (409,880)          (146,115)
                             ----------        ----------         ----------
    Net Increase (Decrease)
                             ==========                           ==========

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
                                             ---------------  -----------------
 PERIOD ENDED APRIL 30, 2001:
 Shares sold:
  Class A..................................     7,666,506           854,416
  Class B..................................     2,150,935            48,059
  Class C..................................       216,747            19,981
  Class R..................................     1,628,797               N/A
 Shares issued in reinvestment of dividends
 and distributions:
  Class A..................................       609,037           284,018
  Class B..................................       104,871            18,342
  Class C..................................        10,003               819
  Class R..................................       141,957               N/A
 Shares redeemed:
  Class A..................................    (5,270,274)       (1,152,505)
  Class B..................................      (363,007)          (53,824)
  Class C..................................       (97,442)           (9,011)
  Class R..................................      (770,325)              N/A
                                               ----------        ----------
                    Net Increase (Decrease)     6,027,805            10,295
                                               ==========        ==========

                                                PRINCIPAL         PRINCIPAL
                                              LIMITED TERM       TAX-EXEMPT
                                             BOND FUND, INC.   BOND FUND, INC.
                                             ---------------  -----------------
 YEAR ENDED OCTOBER 31, 2000:
 Shares sold:
  Class A..................................     1.130,938         1,044,466
  Class B..................................       144,311            81,567
  Class C..................................        26,264            35,300
  Class R..................................       287,597               N/A
 Shares issued in reinvestment of dividends
 and distributions:
  Class A..................................       126,215           649,469
  Class B..................................        15,334            39,324
  Class C..................................         1,921             1,126
  Class R..................................        22,066               N/A
 Shares redeemed:
  Class A..................................    (1,448,917)       (3,624,026)
  Class B..................................       (97,659)         (183,857)
  Class C..................................       (10,153)           (2,443)
  Class R..................................      (135,567)              N/A
                                               ----------        ----------
                    Net Increase (Decrease)        62,350        (1,959,074)
                                               ==========        ==========

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS

                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (44.16%)
AIRLINES (1.38%)
 Continental Airlines                                                10,000,000
                                                                     $                     $
  7.26%; 09/15/21                                                     1,422,385               1,446,480
 Northwest Airlines                                                  10,000,000
  7.58%; 03/01/19                                                       960,802               1,002,356
                                                                                              2,448,836
AUTO-CARS & LIGHT TRUCKS (0.63%)
 Ford Motor                                                          10,000,000
  8.90%; 01/15/32                                                     1,000,000               1,120,717
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.36%)
 Visteon                                                             10,000,000
  8.25%; 08/01/10                                                       600,000                 628,012
AUTOMOBILE SEQUENTIAL (0.87%)
 Capital Auto Receivables Asset Trust                                10,000,000
  6.46%; 01/15/04                                                     1,500,000               1,534,409
BROADCASTING SERVICES & PROGRAMMING (0.87%)
 Clear Channel Communications                                        10,000,000
  7.65%; 09/15/10                                                     1,500,000               1,546,355
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.56%)
 Masco                                                               10,000,000
  6.00%; 05/03/04                                                     1,000,000                 997,400
CASINO HOTELS (0.59%)
 Park Place Entertainment                                            10,000,000
  9.38%; 02/15/07                                                     1,000,000               1,045,000
COMMERCIAL BANKS (0.54%)
 Fleet National Bank                                                 10,000,000
  5.75%; 01/15/09                                                     1,000,000                 950,732
COMPUTER SERVICES (0.89%)
 Unisys                                                              10,000,000
  11.75%; 10/15/04                                                    1,500,000               1,575,000
CREDIT CARD ASSET BACKED SECURITIES (1.85%)
 Discover Card Master Trust I                                        10,000,000
  5.60%; 05/16/06                                                     3,250,000               3,285,258
DIVERSIFIED FINANCIAL SERVICES (0.89%)
 Associates Corp. Of North America                                   10,000,000
  7.75%; 02/15/05                                                     1,500,000               1,584,257
DIVERSIFIED MINERALS (0.38%)
 Cyprus Amax Minerals                                                10,000,000
  10.13%; 04/01/02                                                      650,000                 675,886
ELECTRIC-GENERATION (1.06%)
 CE Generation                                                       10,000,000
  7.42%; 12/15/18                                                     1,948,000               1,882,177
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (2.18%)
 Dominion Resources                                                  10,000,000
                                                                     $                     $
  7.82%; 09/15/14                                                     1,000,000               1,034,897
 Mirant Americas Generation /1/                                      10,000,000
  9.13%; 05/01/31                                                     1,750,000               1,790,967
 Toledo Edison                                                       10,000,000
  8.70%; 09/01/02                                                     1,000,000               1,029,671
                                                                                              3,855,535
FINANCE-AUTO LOANS (1.43%)
 Ford Credit                                                         10,000,000
  6.88%; 02/01/06                                                     1,500,000               1,526,467
 General Motors Acceptance                                           10,000,000
  6.38%; 01/30/04                                                       600,000                 608,312
  6.75%; 01/15/06                                                       400,000                 404,270
                                                                                              2,539,049
FINANCE-CONSUMER LOANS (0.57%)
 Household Finance                                                   10,000,000
  6.50%; 01/24/06                                                     1,000,000               1,013,508
FINANCE-INVESTMENT BANKER & BROKER (2.79%)
 Bear Stearns                                                        10,000,000
  6.50%; 05/01/06                                                       750,000                 751,409
 Goldman Sachs Group                                                 10,000,000
  6.88%; 01/15/11                                                     1,175,000               1,167,122
 Lehman Brothers                                                     10,000,000
  7.38%; 01/15/07                                                     1,500,000               1,540,869
 Morgan Stanley Dean Witter                                          10,000,000
  6.75%; 04/15/11                                                     1,500,000               1,491,313
                                                                                              4,950,713
FINANCE-MORTGAGE LOAN/BANKER (2.59%)
 Federal Home Loan Mortgage                                          10,000,000
  5.13%; 10/15/08                                                     3,000,000               2,864,622
  6.75%; 03/15/31                                                       750,000                 770,824
 Federal National Mortgage Association                               10,000,000
  5.50%; 03/15/11                                                     1,000,000                 957,302
                                                                                              4,592,748
FINANCE-OTHER SERVICES (0.58%)
 Verizon Global Funding /1/                                          10,000,000
  6.75%; 12/01/05                                                     1,000,000               1,027,577
FOOD-MISCELLANEOUS/DIVERSIFIED (0.14%)
 Kellogg /1/                                                         10,000,000
  7.45%; 04/01/31                                                       250,000                 248,545
FUNERAL SERVICE & RELATED ITEMS (0.35%)
 Service Corp. International                                         10,000,000
  6.00%; 12/15/05                                                       900,000                 621,000
GAS-DISTRIBUTION (0.30%)
 PG Energy                                                           10,000,000
  8.38%; 12/01/02                                                       500,000                 523,913
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOTELS & MOTELS (0.58%)
 Marriott International                                              10,000,000
                                                                     $                     $
  6.63%; 11/15/03                                                     1,000,000               1,018,326
INDEPENDENT POWER PRODUCER (1.01%)
 Calpine                                                             10,000,000
  8.50%; 02/15/11                                                     1,500,000               1,493,373
 NRG Energy                                                          10,000,000
  8.63%; 04/01/31                                                       300,000                 303,398
                                                                                              1,796,771
LIFE & HEALTH INSURANCE (0.48%)
 Conseco                                                             10,000,000
  8.75%; 02/09/04                                                       900,000                 846,000
MONEY CENTER BANKS (0.85%)
 JP Morgan Chase                                                     10,000,000
  6.75%; 02/01/11                                                     1,500,000               1,508,274
MORTGAGE BACKED SECURITIES (4.02%)
 GMAC Commercial Mortgage Securities                                 10,000,000
  7.72%; 03/15/33                                                     2,000,000               2,145,069
 JP Morgan Commercial Mortgage Finance                               10,000,000
  7.77%; 10/15/32                                                     1,750,000               1,876,287
 Merrill Lynch Mortgage Investors                                    10,000,000
  7.34%; 12/26/25                                                     3,000,000               3,103,387
                                                                                              7,124,743
MULTIMEDIA (1.45%)
 AOL Time Warner                                                     10,000,000
  7.63%; 04/15/31                                                     1,000,000               1,002,602
 Viacom                                                              10,000,000
  7.88%; 07/30/30                                                     1,500,000               1,570,567
                                                                                              2,573,169
NON-HAZARDOUS WASTE DISPOSAL (0.26%)
 Allied Waste North America /1/                                      10,000,000
  8.88%; 04/01/08                                                       450,000                 465,750
OIL COMPANY-EXPLORATION & PRODUCTION (1.68%)
 Louis Dreyfus Natural Gas                                           10,000,000
  6.88%; 12/01/07                                                     2,000,000               1,979,194
 Woodside Petroleum /1/                                              10,000,000
  6.60%; 04/15/08                                                     1,000,000                 995,717
                                                                                              2,974,911
OIL COMPANY-INTEGRATED (0.28%)
 Occidental Petroleum                                                10,000,000
  9.73%; 06/15/01                                                       500,000                 502,252
OIL REFINING & MARKETING (1.30%)
 Ashland                                                             10,000,000
  7.71%; 05/11/07                                                       500,000                 522,584
  7.72%; 07/15/13                                                     1,000,000               1,019,737
  7.73%; 07/15/13                                                       750,000                 765,405
                                                                                              2,307,726
PIPELINES (1.51%)
 Duke Energy Field Services                                          10,000,000
  7.88%; 08/16/10                                                     1,500,000               1,586,265
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (CONTINUED)
 Mapco                                                               10,000,000
                                                                     $                     $
  8.48%; 08/05/13                                                     1,000,000               1,084,975
                                                                                              2,671,240
REGIONAL AUTHORITY (0.89%)
 Province of Quebec                                                  10,000,000
  7.50%; 07/15/23                                                     1,500,000               1,577,550
REGIONAL BANKS (0.91%)
 Wells Fargo                                                         10,000,000
  7.55%; 06/21/10                                                     1,500,000               1,602,899
RETAIL-DISCOUNT (0.26%)
 K Mart                                                              10,000,000
  9.38%; 02/01/06                                                       450,000                 459,202
SPECIAL PURPOSE ENTITY (2.25%)
 Osprey Trust/Osprey I /1/                                           10,000,000
  8.31%; 01/15/03                                                     3,000,000               3,090,426
 Qwest Capital Funding                                               10,000,000
  6.88%; 07/15/28                                                     1,000,000                 898,827
                                                                                              3,989,253
TELECOMMUNICATION SERVICES (1.03%)
 Global Crossing Holding                                             10,000,000
  9.13%; 11/15/06                                                     1,000,000                 950,000
 Mastec                                                              10,000,000
  7.75%; 02/01/08                                                       900,000                 866,250
                                                                                              1,816,250
TELEPHONE-INTEGRATED (2.75%)
 British Telecommunications                                          10,000,000
  7.63%; 12/15/05                                                     1,000,000               1,038,939
 COX Communications                                                  10,000,000
  7.75%; 08/15/06                                                     1,500,000               1,579,075
 France Telecom /1/                                                  10,000,000
  7.75%; 03/01/11                                                     1,500,000               1,524,051
 Royal KPN                                                           10,000,000
  8.00%; 10/01/10                                                       750,000                 729,053
                                                                                              4,871,118
TRANSPORT-AIR FREIGHT (0.30%)
 FedEx                                                               10,000,000
  8.40%; 03/23/10                                                       500,000                 536,765
TRANSPORT-RAIL (0.55%)
 CSX                                                                 10,000,000
  6.75%; 03/15/11                                                     1,000,000                 981,892
                                                                   TOTAL BONDS               78,270,718

                                                          Principal

     Type           Rate               Maturity           Amount                               Value

---------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (22.58%)
                                                                     $                     $
FHLMC           6.00%         04/01/31                                  500,050                 483,281
FHLMC           6.50%         03/01/19 - 04/01/31                     7,901,225               7,865,310
FHLMC           7.00%         12/01/29 - 05/01/31                    14,920,695              15,062,119
FHLMC           7.50%         11/01/29 - 05/01/31                    10,460,694              10,688,318
FHLMC           8.00%         09/01/30                                5,720,290               5,922,547
                                                      TOTAL FHLMC CERTIFICATES               40,021,575

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (7.98%)
FNMA            6.00%         05/01/09 - 03/01/11                     5,965,036               6,007,652
FNMA            6.25%         05/15/29                                2,000,000               1,936,906
FNMA            6.50%         01/01/11 - 02/01/11                     6,094,474               6,204,130
                                                       TOTAL FNMA CERTIFICATES               14,148,688

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (5.28%)
GNMA II         6.00%         07/20/28 - 07/20/29                     8,085,439               7,824,789
GNMA II         6.50%         03/20/28 - 05/20/29                     1,560,130               1,543,213
                                                       TOTAL GNMA CERTIFICATES                9,368,002

                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
TREASURY BONDS (17.19%)
 U.S. Treasury                                                       10,000,000
                                                                     $                     $
  4.63%; 02/28/03                                                     3,900,000               3,919,902
  4.75%; 01/31/03                                                     9,500,000               9,569,920
  5.00%; 02/15/11                                                     2,250,000               2,193,048
  5.75%; 11/15/05                                                     6,000,000               6,207,186
  5.75%; 08/15/10                                                     2,250,000               2,306,578
  6.13%; 08/15/29                                                        25,000                  25,794
  6.25%; 05/15/30                                                     5,925,000               6,249,951
                                                          TOTAL TREASURY BONDS               30,472,379

                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.15%)
DIVERSIFIED FINANCIAL SERVICES (0.35%)
 General Electric Capital                                            10,000,000
  4.55%; 05/02/01                                                       625,000                 624,921
                                                          Principal

                                                          Amount                               Value

---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
MONEY CENTER BANKS (4.80%)
 Investment in Joint Trading Account; Citicorp                       10,000,000
                                                                     $                     $
  4.69%; 05/01/01                                                     8,498,669               8,498,669
                                                        TOTAL COMMERCIAL PAPER                9,123,590
                                                                                           ------------

                                         TOTAL PORTFOLIO INVESTMENTS (102.34%)              181,404,952
LIABILITIES, NET OF CASH AND RECEIVABLES
(-2.34%)                                                                                     (4,156,326)
                                                    TOTAL NET ASSETS (100.00%)             $177,248,626
                                                                                           ---------------

See accompanying notes.

                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                           PRINCIPAL BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                        Principal

    Type         Rate            Maturity                Amount                  Value

-------------------------------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (82.75%)
                                                       $                      $
GNMA I        5.50%       12/15/13 - 03/15/14            3,794,875               3,710,569

GNMA I        6.00%       10/15/23 - 04/15/24           11,158,706              10,923,889

GNMA I        6.50%       07/15/08 - 02/15/28           39,978,621              39,876,552

GNMA I        7.00%       10/15/22 - 05/01/31           67,658,679              68,553,883

GNMA I        7.25%       09/15/25 - 10/15/25            2,168,976               2,201,466

GNMA I        7.50%       04/15/17 - 05/01/31           41,023,215              42,107,801

GNMA I        8.00%       08/15/16 - 07/15/30           11,542,741              12,002,230

GNMA II       5.50%       07/20/14                         818,240                 795,395

GNMA II       6.00%       01/20/24 - 03/20/27           36,704,427              35,648,522

GNMA II       6.50%       03/20/24 - 03/20/27            9,468,393               9,397,363

GNMA Il       6.50%       04/15/26                         632,069                 628,705

                                          TOTAL GNMA CERTIFICATES              225,846,375


                                                        Principal

                                                         Amount                  Value

-------------------------------------------------------------------------------------------------

FEDERAL AGENCY SHORT-TERM OBLIGATION (15.36%)

FINANCE-MORTGAGE LOAN/BANKER (15.36%)

 Federal Home Loan Mortgage                            100,000,000
                                                       $                      $
  4.77%; 05/18/01                                       13,500,000              13,469,591
 Investment in Joint Trading Account; Federal
  Home Loan Mortgage                                   100,000,000

  4.50%; 05/01/01                                       28,450,187              28,450,187

                                                                                41,919,778

                       TOTAL FEDERAL AGENCY SHORT-TERM OBLIGATION               41,919,778



                             TOTAL PORTFOLIO INVESTMENTS (98.11%)              267,766,153
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
 LIABILITIES (1.89%)                                                             5,157,274
                                       TOTAL NET ASSETS (100.00%)             $272,923,427

                                                                              --------------



See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                        PRINCIPAL HIGH YIELD FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                          Principal

                                          Amount                              Value

---------------------------------------------------------------------------------------------
BONDS (88.54%)
ADVERTISING SERVICES (2.49%)
 Advanstar Communications /1/                        10,000,000
                                                     $                     $
  12.00%; 02/15/11                                      750,000                765,000
AEROSPACE & DEFENSE EQUIPMENT (1.15%)
 BE Aerospace /1/                                    10,000,000
  8.88%; 05/01/11                                       350,000                351,750
AIRLINES (2.53%)
 Atlas Air Worldwide Holdings                        10,000,000
  10.75%; 08/01/05                                      750,000                776,250
APPLIANCES (1.14%)
 Salton /1/                                          10,000,000
  12.25%; 04/15/08                                      350,000                350,875
BROADCASTING SERVICES & PROGRAMMING (2.79%)
 Antenna TV                                          10,000,000
  9.00%; 08/01/07                                       900,000                855,000
BUILDING-RESIDENTIAL & COMMERCIAL (2.50%)
 D.R. Horton                                         10,000,000
  9.75%; 09/15/10                                       750,000                768,750
CABLE TV (4.73%)
 Charter Communications Holdings                     10,000,000
  10.75%; 10/01/09                                      700,000                756,000
 Frontiervision Holdings /2/                         10,000,000
  0.00%; 09/15/07                                       350,000                355,250
 Mediacom /1/                                        10,000,000
  9.50%; 01/15/13                                       350,000                341,250
                                                                             1,452,500
CASINO HOTELS (1.69%)
 Station Casinos                                     10,000,000
  9.88%; 07/01/10                                       500,000                519,375
CASINO SERVICES (2.42%)
 Anchor Gaming                                       10,000,000
  9.88%; 10/15/08                                       700,000                743,750
CELLULAR TELECOMMUNICATIONS (2.11%)
 Nextel Partners                                     10,000,000
  11.00%; 03/15/10                                      750,000                648,750
COMMERCIAL SERVICES (1.15%)
 Iron Mountain                                       10,000,000
  8.63%; 04/01/13                                       350,000                351,750
COMPUTER SERVICES (0.75%)
 Globix                                              10,000,000
  12.50%; 02/01/10                                      750,000                228,750
                                          Principal

                                          Amount                              Value

---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-GENERATION (0.98%)
 CE Casecnan Water & Energy                          10,000,000
                                                     $                     $
  11.45%; 11/15/05                                      350,000                301,000
ELECTRIC-INTEGRATED (2.21%)
 Edison Mission Energy /1/                           10,000,000
  9.88%; 04/15/11                                       700,000                679,309
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.13%)
 Flextronics International                           10,000,000
  9.88%; 07/01/10                                       350,000                348,250
FINANCE-CONSUMER LOANS (0.05%)
 MacSaver Financial Services /2/                     10,000,000
  7.60%; 08/01/07                                       800,000                 16,000
FINANCE-OTHER SERVICES (7.38%)
 Alamosa Delaware /1/                                10,000,000
  12.50%; 02/01/11                                      350,000                343,875
 Orion Power Holdings /1/                            10,000,000
  12.00%; 05/01/10                                    1,500,000              1,665,000
 Sprint Spectrum /2/                                 10,000,000
  0.00%; 08/15/06                                       250,000                257,937
                                                                             2,266,812
FOOD-MISCELLANEOUS/DIVERSIFIED (1.20%)
 Michael Foods /1/                                   10,000,000
  11.75%; 04/01/11                                      350,000                367,500
FOOD-RETAIL (2.36%)
 Marsh Supermarkets                                  10,000,000
  8.88%; 08/01/07                                       750,000                725,625
FOOD-WHOLESALE/DISTRIBUTION (2.38%)
 Fleming /1/                                         10,000,000
  10.13%; 04/01/08                                      700,000                729,750
FUNERAL SERVICE & RELATED ITEMS (2.67%)
 Service Corp. International                         10,000,000
  7.38%; 04/15/04                                     1,050,000                819,000
HOTELS & MOTELS (2.22%)
 John Q Hammons Hotels                               10,000,000
  8.88%; 02/15/04                                       700,000                682,500
INDEPENDENT POWER PRODUCER (2.43%)
 Calpine                                             10,000,000
  8.50%; 02/15/11                                       750,000                746,686
INTERNET CONNECTIVITY SERVICE (0.24%)
 Covad Communications Group /1/                      10,000,000
  6.00%; 09/15/05                                       750,000                 72,188
                                          Principal

                                          Amount                              Value

---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (2.14%)
 Conseco                                             10,000,000
                                                     $                     $
  8.75%; 02/09/04                                       700,000                658,000
MACHINERY-CONSTRUCTION & MINING (1.16%)
 Terex /1/                                           10,000,000
  10.38%; 04/01/11                                      350,000                357,000
MEDICAL-HOSPITALS (3.22%)
 IASIS Healthcare                                    10,000,000
  13.00%; 10/15/09                                      750,000                810,000
 Triad Hospitals /1/                                 10,000,000
  8.75%; 05/01/09                                       175,000                178,500
                                                                               988,500
OIL COMPANY-EXPLORATION & PRODUCTION (5.62%)
 Chesapeake Energy /1/                               10,000,000
  8.13%; 04/01/11                                     1,400,000              1,359,750
 Triton Energy                                       10,000,000
  9.25%; 04/15/05                                       350,000                366,625
                                                                             1,726,375
PAPER & RELATED PRODUCTS (2.49%)
 Doman Industries                                    10,000,000
  12.00%; 07/01/04                                      750,000                765,000
RENTAL AUTO & EQUIPMENT (1.15%)
 United Rentals /1/                                  10,000,000
  10.75%; 04/15/08                                      350,000                352,187
RETAIL-REGIONAL DEPARTMENT STORE (1.07%)
 Dillards                                            10,000,000
  6.13%; 11/01/03                                       350,000                329,161
RETAIL-RESTAURANTS (0.89%)
 Tricon Global Restaurants                           10,000,000
  8.88%; 04/15/11                                       275,000                272,938
SATELLITE TELECOM (2.52%)
 EchoStar Broadband                                  10,000,000
  10.38%; 10/01/07                                      750,000                774,375
SEMICONDUCTOR EQUIPMENT (1.08%)
 Amkor Technology /1/                                10,000,000
  9.25%; 02/15/08                                       350,000                332,500
SPECIAL PURPOSE ENTITY (2.87%)
 York Power Funding /1/                              10,000,000
  12.00%; 10/30/07                                      900,000                882,000
TELECOM EQUIPMENT FIBER OPTICS (0.80%)
 Williams Communications Group                       10,000,000
  11.70%; 08/01/08                                      525,000                246,750
TELECOMMUNICATION SERVICES (6.25%)
 Dolphin Telecom /2/                                 10,000,000
  0.00%; 05/15/09                                     1,500,000                 75,000
                                          Principal

                                          Amount                              Value

---------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELECOMMUNICATION SERVICES (CONTINUED)
 Level 3 Communications                              10,000,000
                                                     $                     $
  11.00%; 03/15/08                                      350,000                240,625
 Mastec                                              10,000,000
  7.75%; 02/01/08                                       750,000                721,875
 McLeodUSA                                           10,000,000
  11.38%; 01/01/09                                      350,000                304,500
 NATG Holdings                                       10,000,000
  12.75%; 02/01/10                                    1,050,000                577,500
                                                                             1,919,500
TELEPHONE-INTEGRATED (2.48%)
 Intermedia Communications                           10,000,000
  8.60%; 06/01/08                                       350,000                325,500
 XO Communications                                   10,000,000
  12.50%; 04/15/06                                      750,000                435,000
                                                                               760,500
WEB HOSTING & DESIGN (0.07%)
 Psinet /2/                                          10,000,000
  10.50%; 12/01/06                                      350,000                 21,000
WIRELESS EQUIPMENT (4.03%)
 SBA Communications /1/                              10,000,000
  10.25%; 02/01/09                                      750,000                742,500
 Spectrasite Holdings                                10,000,000
  12.50%; 11/15/10                                      500,000                495,000
                                                                             1,237,500
                                                   TOTAL BONDS              27,190,406

                                          Shares

                                          Held                                Value

---------------------------------------------------------------------------------------------
COMMON STOCKS (0.00%)
COMPUTER SERVICES (0.00%)
                                                                           $
 Decisionone /2/                                          3,500                      -
 Decisionone /2/                                          2,054                      -
 Decisionone /2/                                          3,540                      -
 Decisionone /2/                                          2,100                      -
                                                                                     -
WIRELESS EQUIPMENT (0.00%)
 FWT /2/                                                 14,933                      -
                                           TOTAL COMMON STOCKS                       -

PREFERRED STOCKS (2.68%)
RETAIL-PROPANE DISTRIBUTION (0.02%)
 Star Gas Partners                                          308                  6,545
TELECOMMUNICATION SERVICES (2.14%)
 Global Crossing Holding                                  7,500                656,250
                                          Shares

                                          Held                                Value

---------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (0.28%)
                                                                           $
 XO Communications /2/                                    7,500                 86,250
WIRELESS EQUIPMENT (0.24%)
 FWT /2/                                                149,333                 74,666
                                        TOTAL PREFERRED STOCKS                 823,711

                                          Principal

                                          Amount                              Value

---------------------------------------------------------------------------------------------
COMMERCIAL PAPER (6.18%)
DIVERSIFIED FINANCIAL SERVICES (1.71%)
 General Electric Capital                            10,000,000
                                                     $                     $
  4.55%; 05/04/01                                       525,000                524,801
MONEY CENTER BANKS (4.47%)
 Investment in Joint Trading Account;
  Citicorp                                           10,000,000
  4.69%; 05/01/01                                     1,372,152              1,372,152
                                        TOTAL COMMERCIAL PAPER               1,896,953
                                                                           -----------

                          TOTAL PORTFOLIO INVESTMENTS (97.40%)              29,911,070
CASH, RECEIVABLES AND OTHER ASSETS, NET
 OF LIABILITIES (2.60%)                                                        798,635
                                    TOTAL NET ASSETS (100.00%)             $30,709,705
                                                                           -------------

See accompanying notes.

                        PRINCIPAL HIGH YIELD FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                        PRINCIPAL HIGH YIELD FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

/1 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements.
/2 /Non-income producing security.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (84.04%)
AUTO-CARS & LIGHT TRUCKS (1.24%)
 General Motors                                              10,000,000
                                                             $                     $
  9.20%; 07/02/01                                               500,000                504,122
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (2.52%)
 Timken                                                      10,000,000
  7.30%; 08/13/02                                             1,000,000              1,029,137
AUTOMOBILE SEQUENTIAL (1.24%)
 Union Acceptance                                            10,000,000
  7.17%; 06/09/03                                               500,752                504,288
CELLULAR TELECOMMUNICATIONS (2.48%)
 AT&T Wireless Services /1/                                  10,000,000
  7.35%; 03/01/06                                             1,000,000              1,012,480
CREDIT CARD ASSET BACKED SECURITIES (7.19%)
 Discover Card Master Trust I                                10,000,000
  5.60%; 05/16/06                                             1,400,000              1,415,188
  6.05%; 08/18/08                                             1,500,000              1,517,465
                                                                                     2,932,653
DIVERSIFIED FINANCIAL SERVICES (3.82%)
 Nisource Finance                                            10,000,000
  7.50%; 11/15/03                                             1,500,000              1,556,979
FINANCE-AUTO LOANS (7.16%)
 Ford Credit                                                 10,000,000
  7.50%; 01/15/03                                             1,367,000              1,413,794
 General Motors Acceptance                                   10,000,000
  5.80%; 03/12/03                                             1,500,000              1,507,704
                                                                                     2,921,498
FINANCE-INVESTMENT BANKER & BROKER (7.69%)
 Lehman Brothers                                             10,000,000
  7.25%; 04/15/03                                             1,500,000              1,547,200
 Morgan Stanley Dean Witter                                  10,000,000
  7.75%; 06/15/05                                             1,500,000              1,587,942
                                                                                     3,135,142
FINANCE-MORTGAGE LOAN/BANKER (10.72%)
 Countrywide Funding                                         10,000,000
  8.25%; 07/15/02                                             1,640,000              1,691,988
 Federal Home Loan Mortgage Association                      10,000,000
  5.25%; 01/15/06                                               500,000                496,472
  6.57%; 02/27/07                                               130,000                136,465
 Federal National Mortgage                                   10,000,000
  5.13%; 02/13/04                                             1,000,000              1,006,142
  6.63%; 09/15/09                                             1,000,000              1,042,312
                                                                                     4,373,379
FINANCE-OTHER SERVICES (0.79%)
 Pemex Finance                                               10,000,000
  6.13%; 11/15/03                                               325,600                320,996
MORTGAGE BACKED SECURITIES (17.98%)
 Chase Commercial Mortgage Securities                        10,000,000
  7.56%; 10/15/32                                               500,000                521,559
                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 DLJ Commercial Mortgage                                     10,000,000
                                                             $                     $
  6.08%; 08/10/08                                             1,314,747              1,325,693
  6.14%; 10/15/06                                               498,226                505,199
 JP Morgan Commercial Mortgage Finance                       10,000,000
  7.07%; 09/15/29                                             1,745,000              1,812,580
 LB Commercial Conduit Mortgage Trust                        10,000,000
  6.41%; 08/15/07                                             1,215,400              1,240,733
 Lehman Large Loan                                           10,000,000
  6.79%; 06/12/04                                             1,639,248              1,686,184
 Prudential Securities Secured Financing                     10,000,000
  6.11%; 11/15/02                                                55,882                 56,142
 Salomon Brothers Mortgage Securities                        10,000,000
  6.78%; 01/20/28                                               180,919                184,230
                                                                                     7,332,320
MULTI-LINE INSURANCE (3.74%)
 Lion Connecticut Holdings                                   10,000,000
  6.38%; 08/15/03                                             1,500,000              1,525,921
OIL REFINING & MARKETING (0.25%)
 Valero Energy /1/                                           10,000,000
  6.75%; 12/15/32                                               100,000                100,491
PAPER & RELATED PRODUCTS (3.68%)
 Temple-Inland                                               10,000,000
  9.00%; 05/01/01                                             1,500,000              1,500,000
REGIONAL BANKS (3.02%)
 Bank One                                                    10,000,000
  6.88%; 08/01/06                                             1,200,000              1,233,535
RETAIL-MAJOR DEPARTMENT STORE (1.37%)
 May Department Stores                                       10,000,000
  9.88%; 12/01/02                                               100,000                107,677
 Sears Roebuck Acceptance                                    10,000,000
  6.69%; 08/13/01                                               450,000                452,973
                                                                                       560,650
TELEPHONE-INTEGRATED (6.63%)
 Royal KPN                                                   10,000,000
  7.50%; 10/01/05                                             1,000,000              1,000,200
 Sprint Capital                                              10,000,000
  7.13%; 01/30/06                                               700,000                703,392
 WorldCom                                                    10,000,000
  6.13%; 08/15/01                                             1,000,000              1,001,851
                                                                                     2,705,443
TRUCKING & LEASING (2.52%)
 Rollins Truck Leasing                                       10,000,000
  8.25%; 05/01/02                                             1,000,000              1,027,365
                                                           TOTAL BONDS              34,276,399

                                                  Principal

    Type         Rate            Maturity         Amount                              Value

-----------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (6.48%)
                                                             $                     $
FHLMC         6.50%       04/01/09 - 04/01/15                   714,738                720,898
FHLMC         7.00%       12/01/22 - 03/01/28                   783,957                795,460
FHLMC         7.25%       12/01/07                              211,181                213,877
FHLMC         7.50%       12/01/29                              422,196                431,496
FHLMC         8.00%       12/01/11 - 10/01/22                   308,412                321,235
FHLMC         8.25%       01/01/12                               10,766                 10,972
FHLMC         9.00%       09/01/09                              140,110                148,288
                                              TOTAL FHLMC CERTIFICATES               2,642,226

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (7.08%)
FNMA          6.00%       07/01/28                              925,195                895,916
FNMA          7.50%       10/01/29                            1,333,813              1,362,088
FNMA          8.00%       10/01/06 - 05/01/27                   209,302                215,688
FNMA          8.50%       05/01/22                              263,745                279,753
FNMA          9.00%       02/01/25                              127,799                136,369
                                               TOTAL FNMA CERTIFICATES               2,889,814

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.29%)
GNMA I        9.00%       07/15/17                               23,773                 25,433
GNMA II       8.00%       01/20/16                               89,415                 93,185
                                               TOTAL GNMA CERTIFICATES                 118,618

                                                  Principal

                                                  Amount                              Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.66%)
MONEY CENTER BANKS (0.66%)
 Investment in Joint Trading Account; Citicorp               10,000,000
                                                             $                     $
  4.69%; 05/01/01                                               270,085                270,085
                                                TOTAL COMMERCIAL PAPER                 270,085
                                                                                   -----------

                                  TOTAL PORTFOLIO INVESTMENTS (98.55%)              40,197,142
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
 LIABILITIES (1.45%)                                                                   590,767
                                            TOTAL NET ASSETS (100.00%)             $40,787,909
                                                                                   -------------

See accompanying notes.

                     PRINCIPAL LIMITED TERM BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

/1 /Restricted security - See "Restricted Securities" in the Notes to Financial
  Statements.

See accompanying notes.

                            SCHEDULE OF INVESTMENTS

                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (95.88%)
ALABAMA (0.53%)
 Phenix County, Alabama
  Mead Coated Board                                10,000,000
                                                   $                     $
  5.25%; 04/01/28                                   1,000,000                 935,530
ALASKA (1.97%)
 Valdez, Alaska
  Amerada Hess                                     10,000,000
  6.10%; 02/01/24                                   3,500,000               3,474,940
ARKANSAS (2.70%)
 Blytheville, Arkansas
  Nucor                                            10,000,000
  6.90%; 12/01/21                                   4,610,000               4,762,868
CALIFORNIA (1.75%)
 California Pollution Control
  San Diego Gas & Electric                         10,000,000
  5.90%; 06/01/14                                   1,000,000                 956,070
 Upland, California
  San Antonio Community Hospital                   10,000,000
  5.25%; 01/01/04                                   2,080,000               2,122,370
                                                                            3,078,440
COLORADO (2.18%)
 City & County of Denver, Colorado
  City & County of Denver Airport                  10,000,000
  7.75%; 11/15/13                                   3,185,000               3,844,199
FLORIDA (0.59%)
 Nassau County, Florida
  ITT Rayonier                                     10,000,000
  6.10%; 06/01/05                                   1,000,000               1,036,110
GEORGIA (4.01%)
 Effingham County, Georgia
  Fort James                                       10,000,000
  5.63%; 07/01/18                                   3,000,000               2,777,250
 Fulco, Georgia
  St. Joseph's Hospital                            10,000,000
  5.50%; 10/01/14                                   2,000,000               2,130,520
 Georgia                                           10,000,000
  6.00%; 07/01/05                                   2,000,000               2,164,860
                                                                            7,072,630
HAWAII (1.10%)
 Hawaii                                            10,000,000
  5.00%; 04/01/17                                   2,000,000               1,946,420
ILLINOIS (15.30%)
 Chicago, Illinois
  Chicago, Midway Airport                          10,000,000
  5.50%; 01/01/11                                   1,500,000               1,563,690
  5.50%; 01/01/13                                     500,000                 515,725
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
ILLINOIS (CONTINUED)
 Chicago, Illinois
  Lufthansa German Airlines                        10,000,000
                                                   $                     $
  7.13%; 05/01/18                                   1,000,000               1,021,990
 Chicago, Illinois
  Peoples Gas Light                                10,000,000
  6.88%; 03/01/15                                   2,800,000               2,919,056
 Chicago, Illinois
  United Air Lines                                 10,000,000
  5.35%; 09/01/16                                   3,000,000               2,623,050
 Illinois                                          10,000,000
  5.00%; 03/01/14                                   2,000,000               1,999,860
  5.25%; 04/01/08                                   2,000,000               2,106,480
 Illinois Development Finance
  Authority
  Waste Management                                 10,000,000
  5.05%; 01/01/10                                   3,750,000               3,506,775
 Illinois Health Facility
  Evangelical Hospital                             10,000,000
  6.75%; 04/15/02                                     680,000                 715,707
 Illinois Health Facility
  Northwestern Memorial Hospital                   10,000,000
  5.60%; 08/15/06                                     500,000                 528,095
  5.75%; 08/15/08                                     615,000                 647,497
  5.80%; 08/15/09                                     840,000                 882,546
  6.10%; 08/15/14                                   1,000,000               1,038,830
 Illinois Health Facility
  OSF Healthcare System                            10,000,000
  5.75%; 11/15/07                                   1,000,000               1,026,840
 Illinois Health Facility
  Sara Bush Lincoln                                10,000,000
  5.50%; 02/15/16                                   1,000,000                 925,460
  6.00%; 02/15/11                                   1,000,000               1,013,540
 Illinois Health Facility
  South Suburban Hospital                          10,000,000
  5.25%; 08/15/18                                     320,000                 341,802
  5.25%; 08/15/18                                   2,590,000               2,398,236
  7.00%; 02/15/09                                     305,000                 342,381
  7.00%; 02/15/18                                     720,000                 847,389
                                                                           26,964,949
INDIANA (5.66%)
 Indiana Health Facility
  Clarion Health Partners                          10,000,000
  5.38%; 02/15/09                                   2,520,000               2,603,160
 Indianapolis, Indiana
  Federal Express                                  10,000,000
  7.10%; 01/15/17                                   2,000,000               2,114,820
 Lawrenceburg, Indiana
  Indiana Michigan Power                           10,000,000
  5.90%; 11/01/19                                   3,220,000               3,030,245
  7.00%; 04/01/15                                   1,000,000               1,016,210
 Warrick County, Indiana
  Southern Indiana Gas & Electric                  10,000,000
  6.00%; 05/01/23                                   1,190,000               1,209,409
                                                                            9,973,844
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
IOWA (3.07%)
 Eddyville, Iowa
  Cargill /1/                                      10,000,000
                                                   $                     $
  5.63%; 12/01/13                                   1,000,000               1,017,340
 Iowa Finance Authority
  Iowa Health System                               10,000,000
  5.13%; 01/01/28                                   3,000,000               2,815,470
 Muscatine, Iowa
  City of Muscatine                                10,000,000
  5.00%; 01/01/07                                   1,575,000               1,575,709
                                                                            5,408,519
KENTUCKY (0.45%)
 Ashland, Kentucky
  Ashland                                          10,000,000
  7.13%; 02/01/22                                     750,000                 791,738
MASSACHUSETTS (1.20%)
 Massachusetts                                     10,000,000
  5.25%; 01/01/08                                   2,000,000               2,111,400
MICHIGAN (1.39%)
 Detroit, Michigan
  Chrysler                                         10,000,000
  5.20%; 05/01/10                                   1,700,000               1,741,344
 Michigan State Hospital
  Daughters of Charity                             10,000,000
  5.50%; 11/01/05                                     675,000                 704,234
                                                                            2,445,578
MINNESOTA (0.85%)
 Bass Brook, Minnesota
  Minnesota Power & Light                          10,000,000
  6.00%; 07/01/22                                   1,500,000               1,506,285
MISSISSIPPI (2.90%)
 Granada County, Mississippi
  Georgia Pacific                                  10,000,000
  5.45%; 09/01/14                                     500,000                 474,035
 Mississippi                                       10,000,000
  5.50%; 09/01/10                                   2,000,000               2,149,380
 Mississippi Development Bank
  Park Place Entertainment                         10,000,000
  6.25%; 12/01/17                                   2,625,000               2,487,266
                                                                            5,110,681
MISSOURI (2.14%)
 Cape Girardeau County, Missouri
  Proctor & Gamble                                 10,000,000
  5.30%; 05/15/28                                   2,000,000               1,865,820
 Missouri Development Finance Board
  Proctor & Gamble                                 10,000,000
  5.20%; 03/15/29                                   2,000,000               1,915,920
                                                                            3,781,740
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
NEW MEXICO (1.26%)
 Lordsburg, New Mexico
  Phelps Dodge                                     10,000,000
                                                   $                     $
  6.50%; 04/01/13                                   2,150,000               2,213,704
NEW YORK (3.54%)
 Dutchess County, New York
  IBM                                              10,000,000
  5.45%; 12/01/29                                   6,000,000               6,234,720
NORTH CAROLINA (1.65%)
 Martin County, North Carolina
  Weyerhaeuser                                     10,000,000
  5.65%; 12/01/23                                   1,000,000                 941,660
 North Carolina                                    10,000,000
  5.00%; 03/01/18                                   2,000,000               1,961,940
                                                                            2,903,600
OHIO (1.20%)
 Ohio                                              10,000,000
  5.50%; 02/01/05                                   2,000,000               2,113,440
OKLAHOMA (1.42%)
 Tulsa Industrial Authority
  St. John Medical Center                          10,000,000
  6.25%; 02/15/14                                   1,280,000               1,404,365
  6.25%; 02/15/17                                   1,000,000               1,097,160
                                                                            2,501,525
PENNSYLVANIA (2.17%)
 Harrisburg, Pennsylvania
  City of Harrisburg                               10,000,000
  5.50%; 09/01/25                                   1,000,000               1,000,640
 Pennsylvania                                      10,000,000
  5.00%; 09/01/10                                     700,000                 715,400
  5.13%; 09/15/06                                   2,000,000               2,105,780
                                                                            3,821,820
RHODE ISLAND (1.22%)
 Rhode Island State & Providence
  Plantations
  Mobil Oil Refining                               10,000,000
  5.50%; 08/01/11                                   2,000,000               2,150,760
SOUTH CAROLINA (6.59%)
 Darlington County, South Carolina
  Carolina Power & Light                           10,000,000
  6.60%; 11/01/10                                   1,000,000               1,068,200
 Greenville Hospital System
  Greenville Hospital                              10,000,000
  5.50%; 05/01/16                                   2,500,000               2,502,650
  6.00%; 05/01/20                                     230,000                 241,781
 Oconee County, South Carolina
  Duke Power                                       10,000,000
  5.80%; 04/01/14                                   2,000,000               2,057,800
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
SOUTH CAROLINA (CONTINUED)
 South Carolina                                    10,000,000
                                                   $                     $
  5.25%; 04/01/05                                   2,000,000               2,104,620
 York County, South Carolina
  Bowater                                          10,000,000
  7.63%; 03/01/06                                   1,700,000               1,804,346
 York County, South Carolina
  Hoechst Celanese                                 10,000,000
  5.70%; 01/01/24                                   2,000,000               1,845,820
                                                                           11,625,217
TENNESSEE (1.71%)
 Louden County, Tennessee
  Kimberly Clark                                   10,000,000
  6.20%; 02/01/23                                   2,950,000               3,007,554
TEXAS (13.49%)
 Brazos River Authority
  Houston Industries                               10,000,000
  5.13%; 05/01/19                                   2,000,000               1,904,000
  5.13%; 11/01/20                                   2,000,000               1,883,600
 Cass County, Texas
  International Paper                              10,000,000
  5.35%; 04/01/12                                   3,750,000               3,668,025
 Corpus Christi, Texas
  Valero Energy                                    10,000,000
  5.13%; 04/01/09                                   1,000,000                 970,830
  5.40%; 04/01/18                                   2,000,000               1,837,600
 Guadalupe-Blanco River Authority
  E.I. Dupont De Nemours                           10,000,000
  6.35%; 07/01/22                                   2,500,000               2,615,650
 Gulf Coast Waste Disposal Authority
  Valero Energy                                    10,000,000
  5.70%; 04/01/32                                   2,000,000               1,751,960
 Milam County, Texas
  Alcoa                                            10,000,000
  5.65%; 12/01/12                                   2,000,000               2,042,180
 Red River Authority
  Hoechst Celanese                                 10,000,000
  5.20%; 05/01/07                                   2,825,000               2,807,767
 San Antonio, Texas
  San Antonio Electric & Gas                       10,000,000
  4.50%; 02/01/21                                   3,715,000               3,218,082
 Tarrant County, Texas
  Harris Methodist Health System                   10,000,000
  5.90%; 09/01/06                                   1,000,000               1,091,430
                                                                           23,791,124
VIRGINIA (1.26%)
 Bedford County, Virginia
  Georgia Pacific                                  10,000,000
  5.60%; 12/01/25                                   2,500,000               2,230,275
WASHINGTON (3.76%)
 Seattle, Washington
  Seattle Light & Power                            10,000,000
  4.88%; 06/01/21                                   1,500,000               1,357,695
  5.00%; 07/01/18                                   1,225,000               1,146,686
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (CONTINUED)
WASHINGTON (CONTINUED)
                                                   $                     $
  5.10%; 11/01/05                                   1,950,000               2,025,367
 Washington                                        10,000,000
  5.50%; 01/01/11                                   2,000,000               2,106,900
                                                                            6,636,648
WEST VIRGINIA (5.53%)
 Braxton County, West Virginia
  Weyerhaeuser                                     10,000,000
  5.40%; 05/01/25                                   2,000,000               1,818,900
 Marshall County, West Virginia
  Ohio Power                                       10,000,000
  5.90%; 04/01/22                                   4,500,000               4,582,440
  6.85%; 06/01/22                                   1,200,000               1,234,032
 Pleasants County, West Virginia
  Potomac Edison                                   10,000,000
  6.15%; 05/01/15                                   2,000,000               2,117,340
                                                                            9,752,712
WISCONSIN (3.29%)
 Kaukauna, Wisconsin
  E.I. Dupont De Nemours                           10,000,000
  5.40%; 05/01/04                                   3,610,000               3,715,629
 Wisconsin Health & Educational
  Facilities
  Franciscan Skemp Medical Center                  10,000,000
  5.88%; 11/15/10                                   1,000,000               1,043,750
  6.13%; 11/15/15                                   1,000,000               1,032,810
                                                                            5,792,189
                                      TOTAL TAX-EXEMPT BONDS              169,021,159

                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
OTHER (2.64%)
 Municipal Fund for Temporary
  Investment-Blackrock Institutional                                     $
  Funds                                             4,655,000               4,655,000
                                                 TOTAL OTHER                4,655,000
                                                                         ------------

                        TOTAL PORTFOLIO INVESTMENTS (98.52%)              173,676,159
CASH, RECEIVABLES AND OTHER ASSETS,
 NET OF LIABILITIES (1.48%)                                                 2,612,048
                                  TOTAL NET ASSETS (100.00%)             $176,288,207
                                                                         --------------

See accompanying notes.

                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                                              2001/(D)/      2000       1999           1998       1997                    1996
                                              ----           ----       ----           ----       ----                    ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS A SHARES
--------------
Net Asset Value, Beginning of Period.....    $10.25        $10.66     $11.59         $11.44     $11.17                  $11.42
Income from Investment Operations:
 Net Investment Income...................      0.32          0.72       0.70           0.71       0.75                    0.76
 Net Realized and Unrealized Gain (Loss)
  on Investments.........................      0.49         (0.40)     (0.91)          0.16       0.33                   (0.25)
                                               ----         -----      -----           ----       ----                   -----
         Total From Investment Operations      0.81          0.32      (0.21)          0.87       1.08                    0.51
Less Dividends and Distributions:
 Dividends from Net Investment Income....     (0.35)        (0.73)     (0.69)         (0.72)     (0.81)                  (0.76)
 Excess Distributions from Capital Gains
  /(a)/ .................................        --            --      (0.03)            --         --               --
   ----                                                                -----
        Total Dividends and Distributions     (0.35)        (0.73)     (0.72)         (0.72)     (0.81)                  (0.76)
                                              -----         -----      -----          -----      -----                   -----
Net Asset Value, End of Period...........    $10.71        $10.25     $10.66         $11.59     $11.44                  $11.17
                                             ======        ======     ======         ======     ======                  ======
Total Return /(b)/ ......................      8.01%/(e)/    3.23%     (1.92)%         7.76%     10.15%                   4.74%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)  $134,114      $124,630   $145,975       $148,081   $126,427                $113,437
 Ratio of Expenses to Average Net Assets.      1.05%/(f)/    1.06%      1.04%          0.95%      0.95%                   0.95%
 Ratio of Gross Expenses to Average Net
  Assets /(c)/...........................        --            --         --           1.04%      0.98%                   0.97%
 Ratio of Net Investment Income to
  Average Net Assets.....................      6.18%/(f)/    6.96%      6.25%          6.19%      6.70%                   6.85%
 Portfolio Turnover Rate.................     197.3%/(f)/    60.7%      48.9%          15.2%      12.8%                    3.4%

                                              2001/(D)/      2000       1999           1998       1997                    1996
                                              ----           ----       ----           ----       ----                    ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS B SHARES
--------------
Net Asset Value, Beginning of Period.....    $10.24        $10.65     $11.58         $11.42     $11.15                  $11.41
Income from Investment Operations:
 Net Investment Income...................      0.29          0.64       0.61           0.63       0.67                    0.67
 Net Realized and Unrealized Gain (Loss)
  on Investments.........................      0.48         (0.39)     (0.91)          0.16       0.31                   (0.25)
                                               ----         -----      -----           ----       ----                   -----
         Total From Investment Operations      0.77          0.25      (0.30)          0.79       0.98                    0.42
Less Dividends and Distributions:
 Dividends from Net Investment Income....     (0.31)        (0.66)     (0.60)         (0.63)     (0.71)                  (0.68)
 Excess Distributions from Capital Gains
  /(a)/ .................................        --            --      (0.03)            --         --                      --
   ----                                                                -----
        Total Dividends and Distributions     (0.31)        (0.66)     (0.63)         (0.63)     (0.71)                  (0.68)
                                              -----         -----      -----          -----      -----                   -----
Net Asset Value, End of Period...........    $10.70        $10.24     $10.65         $11.58     $11.42                  $11.15
                                             ======        ======     ======         ======     ======                  ======
Total Return /(b)/ ......................      7.60%/(e)/    2.45%     (2.68)%         7.04%      9.20%                   3.91%
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)   $24,106       $22,577    $25,451        $22,466    $13,403                  $7,976
 Ratio of Expenses to Average Net Assets.      1.69%/(f)/    1.85%      1.79%          1.67%      1.70%                   1.69%
 Ratio of Gross Expenses to Average Net
  Assets /(c)/...........................        --            --         --           1.81%      1.79%                   1.79%
 Ratio of Net Investment Income to
  Average Net Assets.....................      5.54%/(f)/    6.16%      5.50%          5.45%      5.92%                   6.14%
 Portfolio Turnover Rate.................     197.3%/(f)/    60.7%      48.9%          15.2%      12.8%                    3.4%

                                              2001/(D)/      2000      1999/(G)/
                                              ----           ----      ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS C SHARES
--------------
Net Asset Value, Beginning of Period.....    $10.14        $10.66     $10.90
Income from Investment Operations:
 Net Investment Income...................      0.27          0.52       0.20
 Net Realized and Unrealized Gain (Loss)
  on Investments.........................      0.44         (0.40)     (0.24)
                                               ----         -----      -----
         Total From Investment Operations      0.71          0.12      (0.04)
Less Dividends and Distributions:
 Dividends from Net Investment Income....     (0.25)        (0.64)     (0.20)
                                              -----         -----      -----
        Total Dividends and Distributions     (0.25)        (0.64)     (0.20)
                                              -----         -----      -----
Net Asset Value, End of Period...........    $10.60        $10.14     $10.66
                                             ======        ======     ======
Total Return /(b)/ ......................      7.09%/(e)/    1.22%     (0.40)%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)    $1,072          $696       $271
 Ratio of Expenses to Average Net Assets.      2.80%/(f)/    3.13%      1.84%/(f)/
 Ratio of Net Investment Income to
  Average Net Assets.....................      4.38%/(f)/    4.89%      5.81%/(f)/
 Portfolio Turnover Rate.................     197.3%/(f)/    60.7%      48.9%/(f)/

                                              2001/(D)/      2000       1999           1998       1997                   1996/(H)/
                                              ----           ----       ----           ----       ----                   ----
PRINCIPAL BOND FUND, INC.
-------------------------
CLASS R SHARES
--------------
Net Asset Value, Beginning of Period.....    $10.28        $10.67     $11.59         $11.43     $11.16                  $11.27
Income from Investment Operations:
 Net Investment Income...................      0.29          0.68       0.63           0.63       0.71                    0.51
 Net Realized and Unrealized Gain (Loss)
  on Investments.........................      0.48         (0.39)     (0.90)          0.16       0.30                   (0.13)
                                               ----         -----      -----           ----       ----                   -----
         Total From Investment Operations      0.77          0.29      (0.27)          0.79       1.01                    0.38
Less Dividends and Distributions:
 Dividends from Net Investment Income....     (0.32)        (0.68)     (0.62)         (0.63)     (0.74)                  (0.49)
 Excess Distributions from Capital Gains
  /(a)/ .................................        --            --      (0.03)            --         --                      --
   ----                                                                -----
        Total Dividends and Distributions     (0.32)        (0.68)     (0.65)         (0.63)     (0.74)                  (0.49)
                                              -----         -----      -----          -----      -----                   -----
Net Asset Value, End of Period...........    $10.73        $10.28     $10.67         $11.59     $11.43                  $11.16
                                             ======        ======     ======         ======     ======                  ======
Total Return.............................      7.61%/(e)/    2.85%     (2.45)%         7.05%      9.49%                   3.75%/(e)/
Ratio/Supplemental Data:
 Net Assets, End of Period (in thousands)   $17,957       $16,071    $16,096        $12,196     $5,976                    $525
 Ratio of Expenses to Average Net Assets.      1.71%/(f)/    1.48%      1.61%          1.45%      1.45%                   1.28%/(f)/
 Ratio of Gross Expenses to Average Net
  Assets /(c)/...........................        --            --         --           1.72%      1.78%                   1.28%/(f)/
 Ratio of Net Investment Income to
  Average Net Assets.....................      5.51%/(f)/    6.54%      5.68%          5.66%      6.11%                   6.51%/(f)/
 Portfolio Turnover Rate.................     197.3%/(f)/    60.7%      48.9%          15.2%      12.8%                    3.4%/(f)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on October 31, 1998.
/(d) /Six months ended April 30, 2001.
/(e) /Total return amounts have not been annualized.
/(f) /Computed on an annualized basis.
/(g) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(h) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R incurred an unrealized loss of $.03 per share from
   February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(B)/      2000       1999          1998       1997        1996
                           ----           ----       ----          ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.18        $11.10     $11.63        $11.51     $11.26      $11.31
Income from Investment
 Operations:
 Net Investment Income      0.33          0.68       0.69          0.70       0.70        0.70
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.26          0.07      (0.52)         0.12       0.29       (0.05)
                            ----          ----      -----          ----       ----       -----
 Total From Investment
            Operations      0.59          0.75       0.17          0.82       0.99        0.65
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.34)        (0.67)     (0.70)        (0.70)     (0.74)      (0.70)
                           -----         -----      -----         -----      -----       -----
   Total Dividends and
         Distributions     (0.34)        (0.67)     (0.70)        (0.70)     (0.74)      (0.70)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $11.43        $11.18     $11.10        $11.63     $11.51      $11.26
                          ======        ======     ======        ======     ======      ======
Total Return /(a)/ ...      5.35%/(c)/    7.09%      1.47%         7.38%      9.23%       6.06%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $225,438      $213,114   $237,811      $251,455   $249,832    $259,029
 Ratio of Expenses to
  Average Net Assets..      0.88%/(d)/    0.94%      0.89%         0.86%      0.84%       0.81%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.92%/(d)/    6.14%      6.04%         6.07%      6.19%       6.31%
 Portfolio Turnover
  Rate................      45.0%/(d)/     6.9%      19.4%         17.1%      10.8%       25.9%

                           2001/(B)/      2000       1999          1998       1997        1996
                           ----           ----       ----          ----       ----        ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.13        $11.05     $11.60        $11.50     $11.23      $11.29
Income from Investment
 Operations:
 Net Investment Income      0.30          0.58       0.61          0.62       0.64        0.61
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25          0.09      (0.54)         0.12       0.29       (0.05)
                            ----          ----      -----          ----       ----       -----
 Total From Investment
            Operations      0.55          0.67       0.07          0.74       0.93        0.56
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.30)        (0.59)     (0.62)        (0.64)     (0.66)      (0.62)
                           -----         -----      -----         -----      -----       -----
   Total Dividends and
         Distributions     (0.30)        (0.59)     (0.62)        (0.64)     (0.66)      (0.62)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $11.38        $11.13     $11.05        $11.60     $11.50      $11.23
                          ======        ======     ======        ======     ======      ======
Total Return /(a)/ ...      4.99%/(c)/    6.32%      0.65%         6.60%      8.65%       5.17%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $31,059       $27,395    $29,751       $24,370    $15,431     $11,586
 Ratio of Expenses to
  Average Net Assets..      1.49%/(d)/    1.75%      1.63%         1.57%      1.39%       1.60%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.31%/(d)/    5.33%      5.30%         5.43%      5.63%       5.53%
 Portfolio Turnover
  Rate................      45.0%/(d)/     6.9%      19.4%         17.1%      10.8%       25.9%

                           2001/(B)/      2000      1999/(E)/
                           ----           ----      ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.10        $11.10     $11.17
Income from Investment
 Operations:
 Net Investment Income      0.29          0.50       0.19
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.23          0.08      (0.07)
                            ----          ----      -----
 Total From Investment
            Operations      0.52          0.58       0.12
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.25)        (0.58)     (0.19)
                           -----         -----      -----
   Total Dividends and
         Distributions     (0.25)        (0.58)     (0.19)
                           -----         -----      -----
Net Asset Value, End
 of Period............    $11.37        $11.10     $11.10
                          ======        ======     ======
Total Return /(a)/ ...      4.69%/(c)/    5.41%      1.11%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $1,849        $1,030       $332
 Ratio of Expenses to
  Average Net Assets..      2.20%/(d)/    2.64%      1.73%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.58%/(d)/    4.42%      5.29%/(d)/
 Portfolio Turnover
  Rate................      45.0%/(d)/     6.9%      19.4%/(d)/

                           2001/(B)/      2000       1999          1998       1997       1996/(F)/
                           ----           ----       ----          ----       ----       ----
PRINCIPAL GOVERNMENT SECURITIES
-------------------------------
INCOME FUND, INC.
-----------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.12        $11.03     $11.55        $11.42     $11.21      $11.27
Income from Investment
 Operations:
 Net Investment Income      0.30          0.62       0.61          0.61       0.64        0.47
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.25          0.08      (0.52)         0.13       0.24       (0.08)
                            ----          ----      -----          ----       ----       -----
 Total From Investment
            Operations      0.55          0.70       0.09          0.74       0.88        0.39
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.31)        (0.61)     (0.61)        (0.61)     (0.67)      (0.45)
                           -----         -----      -----         -----      -----       -----
   Total Dividends and
         Distributions     (0.31)        (0.61)     (0.61)        (0.61)     (0.67)      (0.45)
                           -----         -----      -----         -----      -----       -----
Net Asset Value, End
 of Period............    $11.36        $11.12     $11.03        $11.55     $11.42      $11.21
                          ======        ======     ======        ======     ======      ======
Total Return..........      5.00%/(c)/    6.63%      0.78%         6.66%      8.19%       3.76%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $14,577       $12,976    $11,539        $8,156     $4,152        $481
 Ratio of Expenses to
  Average Net Assets..      1.50%/(d)/    1.40%      1.53%         1.64%      1.79%       1.18%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.30%/(d)/    5.67%      5.40%         5.39%      5.21%       5.84%/(d)/
 Portfolio Turnover
  Rate................      45.0%/(d)/     6.9%      19.4%         17.1%      10.8%       25.9%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(f) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. Class R incurred an unrealized loss of $.03 per share from February 27, 1996 through February 28, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/      2000       1999          1998       1997       1996
                          ----           ----       ----          ----       ----       ----
PRINCIPAL HIGH YIELD FUND, INC.
-------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.36         $7.21      $7.63         $8.52      $8.27      $8.06
Income from Investment
 Operations:
 Net Investment Income     0.29          0.60       0.63          0.64       0.67       0.68
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)        (0.81)     (0.41)        (0.88)      0.31       0.23
                          -----         -----      -----         -----       ----       ----
 Total From Investment
            Operations     0.04         (0.21)      0.22         (0.24)      0.98       0.91
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)        (0.57)     (0.63)        (0.64)     (0.73)     (0.70)
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --         (0.07)     (0.01)        (0.01)        --         --
  ----                                  -----      -----         -----
   Total Dividends and
         Distributions    (0.30)        (0.64)     (0.64)        (0.65)     (0.73)     (0.70)
                          -----         -----      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $6.10         $6.36      $7.21         $7.63      $8.52      $8.27
                          =====         =====      =====         =====      =====      =====
Total Return /(b)/ ...     0.71%/(d)/   (3.12)%     2.81%        (3.18)%    12.33%     11.88%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $22,854       $22,869    $30,065       $33,474    $38,239    $28,432
 Ratio of Expenses to
  Average Net Assets..     1.49%/(e)/    1.44%      1.31%         1.40%      1.22%      1.26%
 Ratio of Net
  Investment Income to
  Average Net Assets..     9.44%/(e)/    8.71%      8.23%         7.71%      7.99%      8.49%
 Portfolio Turnover
  Rate................    277.0%/(e)/   152.6%      86.1%         65.9%      39.2%      18.8%

                          2001/(C)/      2000       1999          1998       1997       1996
                          ----           ----       ----          ----       ----       ----
PRINCIPAL HIGH YIELD FUND, INC.
-------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.31         $7.17      $7.59         $8.47      $8.22      $8.05
Income from Investment
 Operations:
 Net Investment Income     0.27          0.53       0.57          0.57       0.62       0.60
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.25)        (0.80)     (0.41)        (0.87)      0.28       0.20
                          -----         -----      -----         -----       ----       ----
 Total From Investment
            Operations     0.02         (0.27)      0.16         (0.30)      0.90       0.80
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.28)        (0.52)     (0.57)        (0.57)     (0.65)     (0.63)
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --         (0.07)     (0.01)        (0.01)        --         --
  ----                                  -----      -----         -----
   Total Dividends and
         Distributions    (0.28)        (0.59)     (0.58)        (0.58)     (0.65)     (0.63)
                          -----         -----      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $6.05         $6.31      $7.17         $7.59      $8.47      $8.22
                          =====         =====      =====         =====      =====      =====
Total Return /(b)/ ...     0.29%/(d)/   (4.04)%     2.02%        (3.93)%    11.31%     10.46%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,684        $5,586     $7,467        $8,527     $6,558     $2,113
 Ratio of Expenses to
  Average Net Assets..     2.34%/(e)/    2.25%      1.99%         2.34%      2.13%      2.38%
 Ratio of Net
  Investment Income to
  Average Net Assets..     8.60%/(e)/    7.89%      7.55%         6.78%      7.03%      7.39%
 Portfolio Turnover
  Rate................    277.0%/(e)/   152.6%      86.1%         65.9%      39.2%      18.8%

                          2001/(C)/      2000      1999/(F)/
                          ----           ----      ----
PRINCIPAL HIGH YIELD FUND, INC.
-------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.19         $7.22      $7.48
Income from Investment
 Operations:
 Net Investment Income     0.21          0.35       0.18
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.27)        (0.80)     (0.25)
                          -----         -----      -----
 Total From Investment
            Operations    (0.06)        (0.45)     (0.07)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.20)        (0.52)     (0.18)
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --         (0.06)     (0.01)
  ----                                  -----      -----
   Total Dividends and
         Distributions    (0.20)        (0.58)     (0.19)
                          -----         -----      -----
Net Asset Value, End
 of Period............    $5.93         $6.19      $7.22
                          =====         =====      =====
Total Return /(b)/ ...    (1.07)%/(d)/  (6.64)%    (0.99)%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $276          $250       $182
 Ratio of Expenses to
  Average Net Assets..     5.13%/(e)/    5.16%      2.01%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.80%/(e)/    4.97%      7.15%/(e)/
 Portfolio Turnover
  Rate................    277.0%/(e)/   152.6%      86.1%/(e)/

                          2001/(C)/      2000       1999          1998       1997      1996/(G)/
                          ----           ----       ----          ----       ----      ----
PRINCIPAL HIGH YIELD FUND, INC.
-------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $6.23         $7.08      $7.51         $8.40      $8.20      $8.21
Income from Investment
 Operations:
 Net Investment Income     0.25          0.54       0.56          0.57       0.62       0.46
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.23)        (0.79)     (0.40)        (0.87)      0.26      (0.03)
                          -----         -----      -----         -----       ----      -----
 Total From Investment
            Operations     0.02         (0.25)      0.16         (0.30)      0.88       0.43
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.28)        (0.53)     (0.56)        (0.58)     (0.68)     (0.44)
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --         (0.07)     (0.03)        (0.01)        --         --
  ----                                  -----      -----         -----
   Total Dividends and
         Distributions    (0.28)        (0.60)     (0.59)        (0.59)     (0.68)     (0.44)
                          -----         -----      -----         -----      -----      -----
Net Asset Value, End
 of Period............    $5.97         $6.23      $7.08         $7.51      $8.40      $8.20
                          =====         =====      =====         =====      =====      =====
Total Return..........     0.33%/(d)/   (3.78)%     2.01%        (3.97)%    11.14%      5.60%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $1,896        $2,139     $2,598        $2,734     $1,961       $124
 Ratio of Expenses to
  Average Net Assets..     2.47%/(e)/    2.02%      2.09%         2.28%      2.42%      1.59%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     8.48%/(e)/    8.14%      7.43%         6.84%      6.70%      7.84%/(e)/
 Portfolio Turnover
  Rate................    277.0%/(e)/   152.6%      86.1%         65.9%      39.2%      18.8%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(g) /Period from February 29, 1996, date shares first offered, through October
  31, 1996.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                          2001/(C)/     2000      1999         1998      1997      1996/(G)/
                          ----          ----      ----         ----      ----      ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.50        $9.54     $9.93        $9.88     $9.89      $9.90
Income from Investment
 Operations:
 Net Investment Income     0.29         0.59      0.57         0.57      0.61       0.38
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25        (0.05)    (0.39)        0.06      0.03      (0.04)
                           ----        -----     -----         ----      ----      -----
 Total From Investment
            Operations     0.54         0.54      0.18         0.63      0.64       0.34
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.30)       (0.58)    (0.57)       (0.58)    (0.65)     (0.35)
                          -----        -----     -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.30)       (0.58)    (0.57)       (0.58)    (0.65)     (0.35)
                          -----        -----     -----        -----     -----      -----
Net Asset Value, End
 of Period............    $9.74        $9.50     $9.54        $9.93     $9.88      $9.89
                          =====        =====     =====        =====     =====      =====
Total Return /(a)/ ...     5.72%/(d)/   5.94%     1.83%        6.57%     6.75%      3.62%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $28,787      $25,183   $27,096      $27,632   $20,567    $17,249
 Ratio of Expenses to
  Average Net Assets..     1.10%/(e)/   0.99%     1.00%        0.82%     0.90%      0.89%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --         1.20%     1.14%        1.13%     1.15%      1.16%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.93%/(e)/   6.16%     5.76%        5.86%     6.20%      6.01%/(e)/
 Portfolio Turnover
  Rate................     61.2%/(e)/   31.5%     20.9%        23.8%     17.4%      16.5%/(e)/

                          2001/(C)/     2000      1999         1998      1997      1996/(G)/
                          ----          ----      ----         ----      ----      ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.60        $9.60     $9.98        $9.90     $9.89      $9.90
Income from Investment
 Operations:
 Net Investment Income     0.24         0.55      0.52         0.54      0.56       0.36
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.27        (0.02)    (0.39)        0.06      0.04      (0.05)
                           ----        -----     -----         ----      ----      -----
 Total From Investment
            Operations     0.51         0.53      0.13         0.60      0.60       0.31
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)       (0.53)    (0.51)       (0.52)    (0.59)     (0.32)
                          -----        -----     -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.26)       (0.53)    (0.51)       (0.52)    (0.59)     (0.32)
                          -----        -----     -----        -----     -----      -----
Net Asset Value, End
 of Period............    $9.85        $9.60     $9.60        $9.98     $9.90      $9.89
                          =====        =====     =====        =====     =====      =====
Total Return /(a)/ ...     5.39%/(d)/   5.69%     1.29%        6.24%     6.31%      3.32%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $5,276       $3,291    $2,696       $1,705      $625       $112
 Ratio of Expenses to
  Average Net Assets..     1.59%/(e)/   1.34%     1.35%        1.22%     1.24%      1.15%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --         1.93%     1.92%        2.36%     3.82%      1.94%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.42%/(e)/   5.81%     5.41%        5.44%     5.84%      5.75%/(e)/
 Portfolio Turnover
  Rate................     61.2%/(e)/   31.5%     20.9%        23.8%     17.4%      16.5%/(e)/

                          2001/(C)/     2000     1999/(F)/
                          ----          ----     ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.58        $9.56     $9.64
Income from Investment
 Operations:
 Net Investment Income     0.25         0.55      0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.22        (0.02)    (0.08)
                           ----        -----     -----
 Total From Investment
            Operations     0.47         0.53      0.08
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.22)       (0.51)    (0.16)
                          -----        -----     -----
   Total Dividends and
         Distributions    (0.22)       (0.51)    (0.16)
                          -----        -----     -----
Net Asset Value, End
 of Period............    $9.83        $9.58     $9.56
                          =====        =====     =====
Total Return /(a)/ ...     4.93%/(d)/   5.72%     0.84%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........     $665         $524      $350
 Ratio of Expenses to
  Average Net Assets..     2.47%/(e)/   1.34%     1.34%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --         2.87%     2.05%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     4.54%/(e)/   5.81%     5.52%/(e)/
 Portfolio Turnover
  Rate................     61.2%/(e)/   31.5%     20.9%/(e)/

                          2001/(C)/     2000      1999         1998      1997      1996/(G)/
                          ----          ----      ----         ----      ----      ----
PRINCIPAL LIMITED TERM BOND FUND, INC.
--------------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $9.54        $9.55     $9.93        $9.85     $9.88      $9.90
Income from Investment
 Operations:
 Net Investment Income     0.25         0.52      0.50         0.52      0.54       0.36
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........     0.25        (0.02)    (0.39)        0.07      0.03      (0.06)
                           ----        -----     -----         ----      ----      -----
 Total From Investment
            Operations     0.50         0.50      0.11         0.59      0.57       0.30
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.26)       (0.51)    (0.49)       (0.51)    (0.60)     (0.32)
                          -----        -----     -----        -----     -----      -----
   Total Dividends and
         Distributions    (0.26)       (0.51)    (0.49)       (0.51)    (0.60)     (0.32)
                          -----        -----     -----        -----     -----      -----
Net Asset Value, End
 of Period............    $9.78        $9.54     $9.55        $9.93     $9.85      $9.88
                          =====        =====     =====        =====     =====      =====
Total Return..........     5.32%/(d)/   5.38%     1.13%        6.12%     6.01%      3.24%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $6,059       $4,934    $3,276       $2,034      $606        $83
 Ratio of Expenses to
  Average Net Assets..     1.77%/(e)/   1.59%     1.41%        1.44%     1.48%      1.40%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...       --         1.94%     2.02%        2.22%     2.95%      1.79%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     5.26%/(e)/   5.58%     5.35%        5.21%     5.60%      5.64%/(e)/
 Portfolio Turnover
  Rate................     61.2%/(e)/   31.5%     20.9%        23.8%     17.4%      16.5%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
   The waiver ceased on November 1, 2000.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(g) /Period from February 29, 1996, date shares first offered, through October
  31, 1996. During the initial interim periods, Class A (February 13, 1996 through February 28, 1996) recognized $.02 net investment income per share and incurred an unrealized loss of $.12 per share; Class B and Class R (February 27, 1996 through February 28, 1996) incurred an unrealized loss of $.02 and $.02, respectively.
See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(B)/      2000       1999           1998       1997        1996
                           ----           ----       ----           ----       ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.65        $11.69     $12.59         $12.38     $12.04      $11.98
Income from Investment
 Operations:
 Net Investment Income      0.29          0.59       0.60           0.60       0.63        0.64
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.12          0.06      (0.90)          0.22       0.39        0.07
                            ----          ----      -----           ----       ----        ----
 Total From Investment
            Operations      0.41          0.65      (0.30)          0.82       1.02        0.71
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.29)        (0.58)     (0.59)         (0.61)     (0.68)      (0.65)
 Distributions from
  Capital Gains.......     (0.05)        (0.11)     (0.01)            --         --          --
   ----                    -----         -----      -----
   Total Dividends and
         Distributions     (0.34)        (0.69)     (0.60)         (0.61)     (0.68)      (0.65)
                           -----         -----      -----          -----      -----       -----
Net Asset Value, End
 of Period............    $11.72        $11.65     $11.69         $12.59     $12.38      $12.04
                          ======        ======     ======         ======     ======      ======
Total Return /(a)/ ...      3.54%/(c)/    5.81%     (2.51)%         6.76%      8.71%       6.08%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $164,663      $163,846   $186,973       $204,865   $193,007    $187,180
 Ratio of Expenses to
  Average Net Assets..      0.83%/(d)/    0.88%      0.80%          0.83%      0.79%       0.78%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.92%/(d)/    5.12%      4.84%          4.83%      5.14%       5.34%
 Portfolio Turnover
  Rate................      41.1%/(d)/     7.6%      15.6%           6.6%       8.9%        9.8%

                           2001/(B)/      2000       1999           1998       1997        1996
                           ----           ----       ----           ----       ----        ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.71        $11.70     $12.59         $12.39     $12.02      $11.96
Income from Investment
 Operations:
 Net Investment Income      0.26          0.57       0.53           0.53       0.55        0.55
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.12          0.07      (0.89)          0.20       0.40        0.06
                            ----          ----      -----           ----       ----        ----
 Total From Investment
            Operations      0.38          0.64      (0.36)          0.73       0.95        0.61
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.26)        (0.52)     (0.52)         (0.53)     (0.58)      (0.55)
 Distributions from
  Capital Gains.......     (0.05)        (0.11)     (0.01)            --         --          --
   ----                    -----         -----      -----
   Total Dividends and
         Distributions     (0.31)        (0.63)     (0.53)         (0.53)     (0.58)      (0.55)
                           -----         -----      -----          -----      -----       -----
Net Asset Value, End
 of Period............    $11.78        $11.71     $11.70         $12.59     $12.39      $12.02
                          ======        ======     ======         ======     ======      ======
Total Return /(a)/ ...      3.28%/(c)/    5.69%     (3.01)%         6.01%      8.08%       5.23%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $10,959       $10,744    $11,480        $11,419     $7,783      $5,794
 Ratio of Expenses to
  Average Net Assets..      1.30%/(d)/    1.37%      1.32%          1.43%      1.45%       1.52%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.45%/(d)/    4.60%      4.32%          4.22%      4.46%       4.59%
 Portfolio Turnover
  Rate................      41.1%/(d)/     7.6%      15.6%           6.6%       8.9%        9.8%

                           2001/(B)/      2000      1999/(E)/
                           ----           ----      ----
PRINCIPAL TAX-EXEMPT BOND FUND, INC.
------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $11.52        $11.69     $12.16
Income from Investment
 Operations:
 Net Investment Income      0.21          0.36       0.16
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........      0.10          0.05      (0.47)
                            ----          ----      -----
 Total From Investment
            Operations      0.31          0.41      (0.31)
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...     (0.18)        (0.47)     (0.16)
 Distributions from
  Capital Gains.......     (0.05)        (0.11)        --
   ----                    -----         -----
   Total Dividends and
         Distributions     (0.23)        (0.58)     (0.16)
                           -----         -----      -----
Net Asset Value, End
 of Period............    $11.60        $11.52     $11.69
                          ======        ======     ======
Total Return /(a)/ ...      2.70%/(c)/    3.63%     (2.59)%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $666          $526       $136
 Ratio of Expenses to
  Average Net Assets..      2.55%/(d)/    3.14%      1.78%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.19%/(d)/    2.83%      3.96%/(d)/
 Portfolio Turnover
  Rate................      41.1%/(d)/     7.6%      15.6%/(d)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                                  INCOME FUNDS
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Six months ended April 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                               CASH MANAGEMENT
                                                                 FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........................   $  434,563,349
                                                               ==============
ASSETS
Investment in securities--at value..........................   $  434,563,349
Cash........................................................          941,265
Receivables:
 Dividends and interest.....................................        1,273,115
Other assets................................................           25,697
                                                               --------------
                                                Total Assets      436,803,426
LIABILITIES
Accrued expenses............................................           72,390
Payables:
 Capital Shares reacquired..................................        5,615,036
                                                               --------------
                                           Total Liabilities        5,687,426
                                                               --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ................   $  431,116,000
                                                               ==============

NET ASSETS CONSIST OF:
Capital Shares and additional paid-in-capital...............   $  431,116,000
                                                               --------------
                                            Total Net Assets   $  431,116,000
                                                               ==============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................................    2,000,000,000
NET ASSET VALUE PER SHARE:
Class A: Net Assets.........................................   $  405,003,098
  Shares issued and outstanding.............................      405,003,098
  Net asset value per share.................................   $        1.000
                                                               ==============

Class B: Net Assets.........................................   $    6,249,422
  Shares issued and outstanding.............................        6,249,422
  Net asset value per share (a) ............................   $        1.000
                                                               ==============

Class C: Net Assets.........................................   $      374,083
  Shares issued and outstanding.............................          374,083
  Net asset value per share (a) ............................   $        1.000
                                                               ==============

Class R: Net Assets.........................................   $   19,489,397
  Shares issued and outstanding.............................       19,489,397
  Net asset value per share.................................   $        1.000
                                                               ==============




(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENT OF OPERATIONS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                  SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                  PRINCIPAL
                                                               CASH MANAGEMENT
                                                                 FUND, INC.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Interest...................................................     $12,766,203
Expenses:
 Management and investment advisory fees....................         875,786
 Distribution fees..........................................          50,152
 Auditing and legal fees....................................           5,590
 Custodian fees.............................................           8,123
 Directors' fees............................................           7,838
 Registration fees..........................................          35,179
 Shareholder reports........................................           8,597
 Transfer and administrative fees...........................         456,899
 Other expenses.............................................          30,856
                                                                 -----------
                                              Total Expenses       1,479,020
                                                                 -----------
                      Net Investment Income (Operating Loss)     $11,287,183
                                                                 ===========




See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
          SIX MONTHS ENDED APRIL 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                      CASH MANAGEMENT
                                                         FUND, INC.
-------------------------------------------------------------------------------
                                                 SIX MONTHS          YEAR
                                                   ENDED            ENDED
                                                 APRIL 30,       OCTOBER 31,
                                                    2001             2000
                                               --------------  ----------------
-------------------------------------------------------------------------------
OPERATIONS
Net investment income (operating loss).......  $  11,287,183    $  21,593,656
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
 Class A.....................................    (10,715,474)     (20,460,940)
 Class B.....................................       (130,956)        (281,623)
 Class C.....................................         (8,147)          (8,675)
 Class R.....................................       (432,606)        (842,418)
                                               -------------    -------------
            Total Dividends and Distributions    (11,287,183)     (21,593,656)
CAPITAL SHARE TRANSACTIONS
Shares sold:
 Class A.....................................    428,384,928      850,515,823
 Class B.....................................      3,903,830        7,681,294
 Class C.....................................        135,183          941,251
 Class R.....................................      8,606,776       17,794,014
Shares issued in reinvestment of dividends
 and distributions:
 Class A.....................................     10,133,036       19,480,720
 Class B.....................................        123,960          264,526
 Class C.....................................          5,776            5,028
 Class R.....................................        422,074          814,253
Shares redeemed:
 Class A.....................................   (423,669,065)    (832,517,131)
 Class B.....................................     (3,096,480)      (8,957,837)
 Class C.....................................       (325,084)        (519,955)
 Class R.....................................     (6,320,663)     (17,398,115)
                                               -------------    -------------
   Net Increase (Decrease) in Net Assets from
                   Capital Share Transactions     18,304,271       38,103,871
                                               -------------    -------------
                    Total Increase (Decrease)     18,304,271       38,103,871
NET ASSETS
Beginning of period..........................    412,811,729      374,707,858
                                               -------------    -------------
End of period................................  $ 431,116,000    $ 412,811,729
                                               =============    =============



See accompanying notes.

                                      204

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Cash Management Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry.

The Fund offers four classes of shares: Class A, Class B, Class C and Class R. Shares of the Fund are sold at net asset value; no sales charge applies to purchases of the Fund. Certain purchases of Class A shares of the Fund may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months of purchase. Class B shares are subject to a declining CDSC on certain redemptions made within six years of purchase. Class C shares are subject to a CDSC on certain redemptions made within twelve months of purchase. Class R shares are not subject to a CDSC. Class B shares, Class C shares and Class R shares bear higher ongoing distribution fees than Class A shares. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. Class C shares do not convert into Class A shares. Class R shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), four years after purchase. All classes of shares in the Fund represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:



SECURITY VALUATION . The Fund values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.



INCOME AND INVESTMENT TRANSACTIONS. . The Fund records investment transactions generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund's investments are with various issuers in various industries. The Schedule of Investments contained herein summarizes concentration of credit risk by issuer and industry.



EXPENSES . The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2001, which are included in the corresponding captions of the Statement of Operations, were as follows:

                                                        TRANSFER AND
           DISTRIBUTION FEES                        ADMINISTRATIVE FEES
           ----------                               --------------
 CLASS A   CLASS B   CLASS C   CLASS R     CLASS A     CLASS B   CLASS C    CLASS R
 -------   -------   -------   -------     -------     -------   -------    -------
    --     $14,368    $2,273   $33,511     $189,840     $3,870     $129      $5,799

           REGISTRATION FEES                        SHAREHOLDER REPORTS
           ----------                               --------------
 CLASS A   CLASS B   CLASS C   CLASS R     CLASS A     CLASS B   CLASS C    CLASS R
 -------   -------   -------   -------     -------     -------   -------    -------
 $14,805    $4,315    $2,190    $4,040      $7,986       $297      $15        $299



DISTRIBUTIONS TO SHAREHOLDERS . The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to shareholders of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
 2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



FEDERAL INCOME TAXES . No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The Guide is effective for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.


3. OPERATING POLICIES



JOINT TRADING ACCOUNT . The Fund may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Fund's cash balance to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.



LINE OF CREDIT . The Fund participates with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus
 .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds and portfolios in proportion to their average net assets during each calendar quarter. At April 30, 2001, the Fund had no outstanding borrowings under the line of credit.


4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICES . The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund's average daily net assets. The annual rate used in this calculation for the Fund is as follows:

     NET ASSET VALUE OF FUND (IN MILLIONS)
--------------------------------------------
 FIRST      NEXT      NEXT      NEXT       OVER
  $100      $100      $100      $100       $400
 -----      ----      ----      ----       ----
  .50%      .45%      .40%      .35%       .30%


The Fund also reimburses the Manager for transfer and administrative services, including the cost of accounting, data processing, supplies and other services rendered.



DISTRIBUTION FEES . Class B shares, Class C shares, and Class R shares bear distribution fees computed at an annual rate of the average daily net assets attributable to each class of the Fund. The annual rate will not exceed the following limits:

     CLASS B       CLASS C     CLASS R
     -------       -------     -------
      1.00%         1.00%       .75%


Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter. A portion of the fees is subsequently remitted to retail dealers. Pursuant to the distribution agreements for Class B and Class R shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the Fund.

                         NOTES TO FINANCIAL STATEMENTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
 4.  MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



SALES CHARGES . Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, and Class C share redemptions. The charge is based on declining rates which for Class A shares begin at .75%, Class B shares at 4.00%, and Class C shares at 1.00% of the lesser of current market value or the cost of shares being redeemed. The aggregate amount of these charges for Class A shares, Class B shares, and Class C shares retained by Princor Financial Services Corporation for the period ended April 30, 2001, were $27,618, $28,537 and $639, respectively.



AFFILIATED OWNERSHIP . At April 30, 2001, Principal Life Insurance Company, affiliates of Principal Life Insurance Company, benefit plans sponsored on behalf of Principal Life Insurance Company and several joint ventures (in each of which a subsidiary of Principal Life Insurance Company is a participant) owned Class A shares and Class C shares of the Fund of 44,162,877 and 100,114, respectively.



AFFILIATED BROKERAGE COMMISSIONS . No brokerage commissions were paid by the Fund to affiliated broker dealers during the period.


5. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares were as follows:

                                                 PERIOD ENDED       YEAR ENDED
                                                APRIL 30, 2001   OCTOBER 31, 2000
                                                --------------  ------------------
 Shares sold:
  Class A.....................................   428,384,928       850,515,823
  Class B.....................................     3,903,830         7,681,294
  Class C.....................................       135,183           941,251
  Class R.....................................     8,606,776        17,794,014
 Shares issued in reinvestment of dividends:
  Class A.....................................    10,133,036        19,480,720
  Class B.....................................       123,960           264,526
  Class C.....................................         5,776             5,028
  Class R.....................................       422,074           814,253
 Shares redeemed:
  Class A.....................................  (423,669,065)     (832,517,131)
  Class B.....................................    (3,096,480)       (8,957,837)
  Class C.....................................     (325,084)          (519,955)
  Class R.....................................    (6,320,663)      (17,398,115)
                                                ------------    ---------------
                       Net Increase (Decrease)    18,304,271        38,103,871
                                                ============    ===============

                            SCHEDULE OF INVESTMENTS

                     PRINCIPAL CASH MANAGEMENT  FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (89.29%)
ASSET BACKED SECURITIES (15.23%)
 Corporate Asset Funding                             10,000,000
                                                     $                     $
  4.86%; 05/24/01                                     1,860,000               1,854,225
  5.20%; 05/03/01                                     2,500,000               2,499,278
 CXC                                                 10,000,000
  4.23%; 07/02/01                                     1,850,000               1,836,523
  4.25%; 07/17/01                                     2,600,000               2,576,365
  4.71%; 06/21/01                                     2,500,000               2,483,319
  4.74%; 06/19/01                                     2,000,000               1,987,097
  4.75%; 06/11/01                                     2,500,000               2,486,476
  4.75%; 06/15/01                                     2,500,000               2,485,156
  4.95%; 06/07/01                                     2,000,000               1,989,825
  4.97%; 06/04/01                                     2,400,000               2,388,735
  5.05%; 05/11/01                                     2,500,000               2,496,493
 Peacock Funding                                     10,000,000
  4.69%; 07/03/01                                     2,500,000               2,479,481
  4.93%; 06/08/01                                     3,000,000               2,984,388
  4.95%; 05/15/01                                       750,000                 748,556
 Private Export Funding                              10,000,000
  4.20%; 07/17/01                                     2,300,000               2,279,338
  5.15%; 06/14/01                                     2,000,000               1,987,411
 Quincy Capital                                      10,000,000
  4.65%; 07/12/01                                     2,400,000               2,377,680
  4.94%; 05/16/01                                     2,500,000               2,494,854
  4.99%; 05/18/01                                       670,000                 668,421
  5.00%; 05/01/01                                       860,000                 860,000
  5.00%; 05/02/01                                     2,000,000               1,999,722
 Receivables Capital                                 10,000,000
  4.36%; 06/06/01                                     1,650,000               1,642,806
  4.95%; 05/03/01                                     2,845,000               2,844,218
  4.98%; 05/15/01                                     1,950,000               1,946,223
  6.40%; 05/02/01                                     2,000,000               1,999,644
 Windmill Funding                                    10,000,000
  4.20%; 07/10/01                                     2,000,000               1,983,667
  4.76%; 06/19/01                                     2,500,000               2,483,803
  4.79%; 06/05/01                                     2,090,000               2,080,267
  4.80%; 05/22/01                                     2,500,000               2,493,000
  4.88%; 05/21/01                                     2,000,000               1,994,578
  4.88%; 05/23/01                                     2,230,000               2,223,350
                                                                             65,654,899
BEVERAGES-NON-ALCOHOLIC (1.06%)
 Coca-Cola                                           10,000,000
  4.20%; 07/12/01                                     2,100,000               2,082,360
  4.72%; 06/13/01                                     2,500,000               2,485,906
                                                                              4,568,266
CHEMICALS-DIVERSIFIED (0.46%)
 E.I. Dupont De Nemours                              10,000,000
  4.25%; 06/28/01                                     2,000,000               1,986,306
COATINGS & PAINT (0.44%)
 Sherwin-Williams                                    10,000,000
  4.80%; 05/21/01                                     1,900,000               1,894,954
COMMERCIAL BANKS (2.08%)
 Banc One                                            10,000,000
  4.97%; 06/06/01                                     2,500,000               2,487,575
  4.98%; 05/09/01                                     2,500,000               2,497,233
                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                     $                     $
  5.03%; 05/17/01                                     2,500,000               2,494,411
 Bank One                                            10,000,000
  5.20%; 02/15/02                                     1,500,000               1,500,000
                                                                              8,979,219
CONTAINERS-PAPER & PLASTIC (1.04%)
 Bemis                                               10,000,000
  4.82%; 06/05/01                                     2,500,000               2,488,285
  5.00%; 05/08/01                                     2,000,000               1,998,055
                                                                              4,486,340
DIVERSIFIED FINANCIAL SERVICES (7.97%)
 General Electric Capital                            10,000,000
  4.19%; 07/26/01                                     2,500,000               2,474,976
  4.82%; 06/06/01                                     1,000,000                 995,180
 John Deere Capital                                  10,000,000
  4.25%; 07/27/01                                     3,000,000               2,969,188
  4.30%; 06/18/01                                     2,550,000               2,535,380
  4.70%; 06/13/01                                     2,500,000               2,485,965
  4.79%; 06/14/01                                     2,000,000               1,988,291
  5.03%; 05/11/01                                     2,000,000               1,997,206
 Verizon Network Funding                             10,000,000
  4.24%; 07/05/01                                     2,000,000               1,984,689
  4.25%; 07/03/01                                     2,000,000               1,985,125
  4.32%; 06/22/01                                     2,500,000               2,484,400
  4.70%; 06/29/01                                     2,300,000               2,282,284
  4.77%; 06/12/01                                     2,000,000               1,988,870
  4.93%; 06/15/01                                     2,000,000               1,987,675
  4.98%; 05/18/01                                     2,200,000               2,194,826
  5.22%; 05/16/01                                     2,000,000               1,995,650
 Wells Fargo Financial                               10,000,000
  4.90%; 05/01/01                                     2,000,000               2,000,000
                                                                             34,349,705
ELECTRIC-INTEGRATED (2.08%)
 Alliant Energy                                      10,000,000
  4.27%; 06/28/01                                     2,000,000               1,986,241
  4.98%; 05/09/01                                     2,000,000               1,997,787
  5.03%; 05/04/01                                     2,500,000               2,498,952
 Duke Energy                                         10,000,000
  5.18%; 05/24/01                                     2,500,000               2,491,726
                                                                              8,974,706
FINANCE-AUTO LOANS (2.37%)
 Ford Motor Credit                                   10,000,000
  4.66%; 06/28/01                                     2,500,000               2,481,230
  4.69%; 07/05/01                                     1,590,000               1,576,536
  4.85%; 05/09/01                                     1,650,000               1,648,222
 Paccar Financial                                    10,000,000
  5.20%; 05/10/01                                     2,500,000               2,496,750
  5.22%; 05/16/01                                     2,000,000               1,995,650
                                                                             10,198,388
FINANCE-CONSUMER LOANS (3.52%)
 American General Finance                            10,000,000
  4.28%; 06/15/01                                     1,660,000               1,651,119
  4.84%; 05/02/01                                     1,400,000               1,399,812
  5.40%; 05/07/01                                     2,000,000               1,998,200
 Household Finance                                   10,000,000
  4.21%; 07/09/01                                     2,500,000               2,479,827
                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-CONSUMER LOANS (CONTINUED)
                                                     $                     $
  4.63%; 07/11/01                                     2,000,000               1,981,737
  4.66%; 06/12/01                                     1,790,000               1,780,268
  4.67%; 06/25/01                                     2,000,000               1,985,731
  4.70%; 06/20/01                                     1,915,000               1,902,499
                                                                             15,179,193
FINANCE-CREDIT CARD (1.56%)
 American Express Credit                             10,000,000
  4.33%; 06/04/01                                     1,385,000               1,379,336
  5.00%; 05/15/01                                     2,500,000               2,495,139
  5.03%; 05/15/01                                       895,000                 893,249
  6.30%; 07/20/01                                     2,000,000               1,972,000
                                                                              6,739,724
FINANCE-INVESTMENT BANKER & BROKER (11.53%)
 Bear Stearns                                        10,000,000
  4.19%; 07/24/01                                     2,000,000               1,980,447
  4.50%; 08/09/01                                     2,500,000               2,468,750
  4.65%; 06/26/01                                     2,000,000               1,985,533
  4.70%; 06/27/01                                     2,500,000               2,481,396
  4.71%; 07/10/01                                     2,000,000               1,981,683
  4.77%; 06/14/01                                     2,000,000               1,988,340
  4.87%; 06/22/01                                     2,000,000               1,985,931
  4.93%; 06/07/01                                     2,500,000               2,487,333
  4.97%; 05/22/01                                     2,000,000               1,994,202
 Merrill Lynch                                       10,000,000
  4.30%; 06/21/01                                     1,500,000               1,490,863
  4.78%; 05/29/01                                     2,500,000               2,490,706
  4.88%; 05/25/01                                     2,000,000               1,993,493
  5.00%; 05/10/01                                     1,375,000               1,373,281
 Morgan Stanley Group                                10,000,000
  4.24%; 06/29/01                                     2,500,000               2,482,628
  4.24%; 07/02/01                                     2,500,000               2,481,744
  4.59%; 07/13/01                                     2,125,000               2,105,222
  4.95%; 06/05/01                                     2,000,000               1,990,375
  5.00%; 05/08/01                                     2,500,000               2,497,569
  5.01%; 05/07/01                                     2,500,000               2,497,912
  5.11%; 05/02/01                                     2,000,000               1,999,716
  5.21%; 05/18/01                                     2,500,000               2,493,849
 Salomon Smith Barney Holdings                       10,000,000
  4.90%; 05/04/01                                     2,445,000               2,443,979
  4.90%; 05/16/01                                     2,000,000               1,995,917
                                                                             49,690,869
FINANCE-MORTGAGE LOAN/BANKER (0.85%)
 Countrywide Home Loan                               10,000,000
  4.73%; 05/01/01                                     3,665,000               3,665,000
FINANCE-OTHER SERVICES (18.40%)
 Chevron U.K. Investment                             10,000,000
  4.36%; 07/09/01                                     2,000,000               1,983,977
  4.71%; 06/21/01                                     2,700,000               2,681,984
  4.92%; 05/23/01                                     2,500,000               2,492,483
  4.97%; 05/10/01                                     2,400,000               2,397,018
 Commoloco                                           10,000,000
  4.33%; 10/23/01                                     2,300,000               2,251,588
  5.05%; 09/21/01                                     1,500,000               1,469,910
  5.10%; 07/06/01                                     1,380,000               1,367,097
                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
                                                     $                     $
  5.10%; 08/13/01                                     1,250,000               1,231,583
  5.14%; 08/02/01                                     1,220,000               1,203,800
  5.14%; 08/03/01                                     2,000,000               1,973,158
  5.20%; 07/19/01                                     1,000,000                 988,589
  6.36%; 07/12/01                                     2,000,000               1,974,560
 Corporate Receivables                               10,000,000
  4.60%; 07/18/01                                     2,500,000               2,475,083
  4.94%; 05/25/01                                     2,500,000               2,491,767
  5.20%; 05/23/01                                     2,500,000               2,492,056
  5.23%; 05/14/01                                     2,000,000               1,996,223
  5.23%; 05/17/01                                     2,400,000               2,394,421
  5.25%; 05/18/01                                     2,500,000               2,493,802
 Delaware Funding                                    10,000,000
  4.92%; 06/18/01                                     2,500,000               2,483,600
  4.93%; 06/08/01                                     2,000,000               1,989,592
  4.94%; 05/15/01                                     2,500,000               2,495,197
  5.01%; 05/07/01                                     1,090,000               1,089,090
  5.02%; 05/29/01                                     2,000,000               1,992,191
 Philip Morris Capital                               10,000,000
  4.73%; 06/26/01                                     2,000,000               1,985,284
  4.95%; 06/06/01                                     2,110,000               2,099,556
  5.18%; 05/21/01                                     2,000,000               1,994,244
 Sheffield Receivables                               10,000,000
  4.95%; 06/15/01                                       919,000                 913,314
  4.98%; 05/14/01                                     1,095,000               1,093,031
  5.02%; 05/01/01                                     2,000,000               2,000,000
 Sinochem American                                   10,000,000
  4.95%; 05/29/01                                     2,000,000               1,992,300
  5.00%; 05/14/01                                     2,000,000               1,996,389
 Verizon Global Funding                              10,000,000
  4.24%; 07/06/01                                     2,500,000               2,480,567
  4.27%; 06/22/01                                     2,500,000               2,484,581
  4.28%; 06/22/01                                     1,020,000               1,013,694
  4.67%; 06/20/01                                     2,500,000               2,483,785
  4.72%; 06/12/01                                     1,730,000               1,720,474
  4.80%; 05/31/01                                     2,000,000               1,992,000
  4.95%; 05/25/01                                     2,200,000               2,192,740
  4.97%; 06/07/01                                     2,000,000               1,989,784
  5.05%; 05/04/01                                     2,500,000               2,498,948
                                                                             79,339,460
GAS-DISTRIBUTION (0.55%)
 Indiana Gas                                         10,000,000
  4.98%; 05/30/01                                     2,400,000               2,390,372
INSURANCE BROKERS (1.43%)
 Marsh & McLennan                                    10,000,000
  4.63%; 07/06/01                                     2,000,000               1,983,023
  4.75%; 06/07/01                                     1,685,000               1,676,774
 Marsh USA                                           10,000,000
  5.20%; 05/07/01                                     2,500,000               2,497,834
                                                                              6,157,631
LIFE & HEALTH INSURANCE (0.57%)
 American General                                    10,000,000
  4.20%; 07/23/01                                     2,500,000               2,475,792
                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
METAL-ALUMINUM (0.46%)
 Alcoa                                               10,000,000
                                                     $                     $
  4.22%; 07/05/01                                     2,000,000               1,984,761
METAL-DIVERSIFIED (3.69%)
 Rio Tinto                                           10,000,000
  4.57%; 07/09/01                                     2,000,000               1,982,482
  4.58%; 07/10/01                                     2,500,000               2,477,736
  4.61%; 07/05/01                                     2,500,000               2,479,191
  4.78%; 06/19/01                                     2,500,000               2,483,735
  4.79%; 05/22/01                                     2,500,000               2,493,015
  4.82%; 05/29/01                                     2,000,000               1,992,502
  5.03%; 05/09/01                                     2,000,000               1,997,764
                                                                             15,906,425
MONEY CENTER BANKS (2.31%)
 Bank of America                                     10,000,000
  5.15%; 06/08/01                                     2,500,000               2,486,410
  5.20%; 05/21/01                                     2,000,000               1,994,222
  5.22%; 05/10/01                                     2,500,000               2,496,737
  6.39%; 05/11/01                                     3,000,000               2,994,675
                                                                              9,972,044
OIL REFINING & MARKETING (3.71%)
 Equilon Enterprises                                 10,000,000
  4.71%; 06/04/01                                     2,000,000               1,991,103
  4.72%; 06/18/01                                     2,500,000               2,484,267
  4.79%; 05/24/01                                     2,525,000               2,517,273
  4.90%; 06/04/01                                     2,500,000               2,488,430
 Motiva Enterprises                                  10,000,000
  4.86%; 05/03/01                                     2,500,000               2,499,325
  4.91%; 05/24/01                                     2,000,000               1,993,726
  5.00%; 05/01/01                                     2,000,000               2,000,000
                                                                             15,974,124
RETAIL-MAJOR DEPARTMENT STORE (0.40%)
 May Department Stores                               10,000,000
  4.30%; 06/25/01                                     1,740,000               1,728,569
TELEPHONE-INTEGRATED (2.20%)
 AT&T                                                10,000,000
  7.09%; 07/13/01                                     1,000,000               1,000,000
  7.27%; 06/14/01                                     1,500,000               1,500,000
 SBC Communications                                  10,000,000
  4.40%; 05/30/01                                     2,500,000               2,491,139
  4.75%; 06/11/01                                     2,500,000               2,486,476
  4.94%; 05/14/01                                     1,995,000               1,991,441
                                                                              9,469,056
TOBACCO (4.67%)
 Philip Morris                                       10,000,000
  4.34%; 06/27/01                                     2,500,000               2,482,821
  4.47%; 05/22/01                                       920,000                 917,601
  4.74%; 06/20/01                                     2,500,000               2,483,542
  4.75%; 06/12/01                                     2,000,000               1,988,917
  4.79%; 05/30/01                                     2,350,000               2,340,932
  4.79%; 05/31/01                                     1,000,000                 996,008
  4.93%; 06/01/01                                     2,040,000               2,031,234
  4.93%; 06/01/01                                     2,000,000               1,991,441
  5.08%; 05/08/01                                     2,400,000               2,397,629
                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
TOBACCO (CONTINUED)
                                                     $                     $
  5.22%; 06/01/01                                     2,500,000               2,488,763
                                                                             20,118,888
TOOLS-HAND HELD (0.71%)
 Stanley Works                                       10,000,000
  4.22%; 07/26/01                                     2,000,000               1,979,838
  5.13%; 06/05/01                                     1,075,000               1,069,638
                                                                              3,049,476
                                        TOTAL COMMERCIAL PAPER              384,934,167

                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
BONDS (11.51%)
COATINGS & PAINT (0.47%)
 Sherwin-Williams                                    10,000,000
  6.50%; 02/01/02                                     2,000,000               2,017,459
COMMERCIAL BANKS (2.77%)
 Bank One                                            10,000,000
  6.25%; 10/01/01                                     1,200,000               1,205,175
  6.59%; 11/28/01                                     3,000,000               3,000,000
  6.65%; 07/17/01                                     2,000,000               2,000,000
  6.92%; 08/17/01                                     2,000,000               2,000,000
  7.43%; 05/25/01                                     2,250,000               2,250,000
  7.45%; 05/31/01                                     1,500,000               1,500,000
                                                                             11,955,175
DIVERSIFIED FINANCIAL SERVICES (0.74%)
 Associates Corp. of North America                   10,000,000
  6.75%; 07/15/01                                     2,000,000               1,998,986
 John Deere Capital                                  10,000,000
  7.14%; 06/20/01                                     1,200,000               1,199,938
                                                                              3,198,924
FINANCE-AUTO LOANS (2.11%)
 Ford Motor Credit                                   10,000,000
  5.13%; 10/15/01                                     2,200,000               2,185,342
  6.11%; 12/28/01                                     1,500,000               1,507,427
  7.00%; 09/25/01                                     2,700,000               2,702,845
 General Motors Acceptance                           10,000,000
  5.50%; 01/14/02                                     1,500,000               1,494,276
  7.13%; 05/01/01                                     1,205,000               1,205,000
                                                                              9,094,890
FINANCE-COMMERCIAL (0.23%)
 CIT Group Holdings                                  10,000,000
  6.00%; 05/08/01                                     1,000,000                 999,769
FINANCE-CONSUMER LOANS (0.28%)
 Household Finance                                   10,000,000
  8.38%; 11/15/01                                     1,200,000               1,219,826
FINANCE-INVESTMENT BANKER & BROKER (1.55%)
 Goldman Sachs Group                                 10,000,000
  4.72%; 03/21/02                                     1,500,000               1,500,000
                                          Principal

                                          Amount                               Value

-----------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 J.P. Morgan                                         10,000,000
                                                     $                     $
  7.25%; 01/15/02                                     1,300,000               1,312,285
 Lehman Brothers Holdings                            10,000,000
  6.38%; 05/07/02                                     1,700,000               1,727,619
 Merrill Lynch                                       10,000,000
  4.30%; 05/01/02                                     1,600,000               1,600,000
 Morgan Stanley Dean Witter                          10,000,000
  9.38%; 06/15/01                                       535,000                 536,167
                                                                              6,676,071
FINANCE-OTHER SERVICES (1.22%)
 Caterpillar Financial Services                      10,000,000
  5.47%; 09/12/01                                     1,250,000               1,244,716
 Verizon Global Funding                              10,000,000
  5.06%; 03/15/02                                     4,000,000               3,999,252
                                                                              5,243,968
MONEY CENTER BANKS (0.59%)
 Bank of America                                     10,000,000
  7.35%; 04/03/02                                     2,500,000               2,558,906
RETAIL-DISCOUNT (1.08%)
 Target                                              10,000,000
  6.80%; 10/01/01                                     2,400,000               2,417,020
 Wal-Mart Stores                                     10,000,000
  5.96%; 06/01/01                                     2,250,000               2,247,431
                                                                              4,664,451
TELEPHONE-INTEGRATED (0.47%)
 Bellsouth                                           10,000,000
  4.29%; 04/26/02                                     2,000,000               1,999,743
                                                   TOTAL BONDS               49,629,182
                                                                           ------------

                         TOTAL PORTFOLIO INVESTMENTS (100.80%)              434,563,349
LIABILITIES, NET OF CASH, RECEIVABLES
 AND OTHER ASSETS (-0.80%)                                                   (3,447,349)
                                    TOTAL NET ASSETS (100.00%)             $431,116,000
                                                                           ---------------

See accompanying notes.

                     PRINCIPAL CASH MANAGEMENT  FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)
See accompanying notes.

                     PRINCIPAL CASH MANAGEMENT  FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                     PRINCIPAL CASH MANAGEMENT  FUND, INC.

                           APRIL 30, 2001 (UNAUDITED)

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31 (EXCEPT AS NOTED):

                           2001/(C)/      2000       1999          1998       1997        1996
                           ----           ----       ----          ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS A SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000        $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income     0.026         0.056      0.045         0.051      0.050       0.049
                           -----         -----      -----         -----      -----       -----
 Total From Investment
            Operations     0.026         0.056      0.045         0.051      0.050       0.049
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.026)       (0.056)    (0.045)       (0.051)    (0.050)     (0.049)
                          ------        ------     ------        ------     ------      ------
   Total Dividends and
         Distributions    (0.026)       (0.056)    (0.045)       (0.051)    (0.050)     (0.049)
                          ------        ------     ------        ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000        $1.000     $1.000      $1.000
                          ======        ======     ======        ======     ======      ======
Total Return /(a)/ ...      2.72%/(d)/    5.71%      4.56%         5.10%      4.96%       5.00%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $405,003      $390,154   $352,675      $294,918   $836,072    $694,962
 Ratio of Expenses to
  Average Net Assets..      0.68%/(e)/    0.70%      0.69%         0.56%      0.63%       0.66%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --          0.56%      0.63%       0.67%
 Ratio of Net
  Investment Income to
  Average Net Assets..      5.41%/(e)/    5.54%      4.45%         5.12%      4.98%       4.88%

                           2001/(C)/      2000       1999          1998       1997        1996
                           ----           ----       ----          ----       ----        ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS B SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000        $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income     0.023         0.049      0.039         0.042      0.041       0.041
                           -----         -----      -----         -----      -----       -----
 Total From Investment
            Operations     0.023         0.049      0.039         0.042      0.041       0.041
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.023)       (0.049)    (0.039)       (0.042)    (0.041)     (0.041)
                          ------        ------     ------        ------     ------      ------
   Total Dividends and
         Distributions    (0.023)       (0.049)    (0.039)       (0.042)    (0.041)     (0.041)
                          ------        ------     ------        ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000        $1.000     $1.000      $1.000
                          ======        ======     ======        ======     ======      ======
Total Return /(a)/ ...      2.36%/(d)/    5.01%      4.00%         4.25%      4.05%       4.13%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........    $6,250        $5,318     $6,330        $3,602       $992        $520
 Ratio of Expenses to
  Average Net Assets..      1.38%/(e)/    1.33%      1.19%         1.41%      1.47%       1.50%
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --          1.49%      2.14%       3.94%
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.68%/(e)/    4.87%      4.00%         4.23%      4.08%       4.08%

                           2001/(C)/      2000      1999/(F)/
                           ----           ----      ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS C SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000
Income from Investment
 Operations:
 Net Investment Income     0.017         0.032      0.010
                           -----         -----      -----
 Total From Investment
            Operations     0.017         0.032      0.010
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.017)       (0.032)    (0.010)
                          ------        ------     ------
   Total Dividends and
         Distributions    (0.017)       (0.032)    (0.010)
                          ------        ------     ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000
                          ======        ======     ======
Total Return /(a)/ ...      1.72%/(d)/    3.12%      1.01%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........      $374          $558       $132
 Ratio of Expenses to
  Average Net Assets..      2.60%/(e)/    3.18%      2.26%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      3.59%/(e)/    3.21%      3.01%/(e)/

                           2001/(C)/      2000       1999          1998       1997       1996/(G)/
                           ----           ----       ----          ----       ----       ----
PRINCIPAL CASH MANAGEMENT FUND, INC.
------------------------------------
CLASS R SHARES
--------------
Net Asset Value,
 Beginning of Period..    $1.000        $1.000     $1.000        $1.000     $1.000      $1.000
Income from Investment
 Operations:
 Net Investment Income     0.025         0.051      0.040         0.046      0.044       0.030
                           -----         -----      -----         -----      -----       -----
 Total From Investment
            Operations     0.025         0.051      0.040         0.046      0.044       0.030
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.025)       (0.051)    (0.040)       (0.046)    (0.044)     (0.030)
                          ------        ------     ------        ------     ------      ------
   Total Dividends and
         Distributions    (0.025)       (0.051)    (0.040)       (0.046)    (0.044)     (0.030)
                          ------        ------     ------        ------     ------      ------
Net Asset Value, End
 of Period............    $1.000        $1.000     $1.000        $1.000     $1.000      $1.000
                          ======        ======     ======        ======     ======      ======
Total Return..........      2.52%/(d)/    5.23%      4.04%         4.56%      4.16%       2.97%/(d)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........   $19,489       $16,781    $15,571       $10,414     $4,296      $1,639
 Ratio of Expenses to
  Average Net Assets..      1.07%/(e)/    1.15%      1.15%         1.05%      1.26%       0.99%/(e)/
 Ratio of Gross
  Expenses to Average
  Net Assets /(b)/ ...        --            --         --          1.05%      1.34%       0.99%/(e)/
 Ratio of Net
  Investment Income to
  Average Net Assets..      4.99%/(e)/    5.09%      3.99%         4.62%      4.40%       4.41%/(e)/



See accompanying notes.

                             PRINCIPAL MUTUAL FUNDS
                               MONEY MARKET FUND
                           APRIL 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

/(a) /Total return is calculated without the front-end sales charge or contingent deferred sales charge.
/(b) /Expense ratio without the Manager's voluntary waiver of certain expenses.
  The waiver ceased on March 1, 1998.
/(c) /Six months ended April 30, 2001.
/(d) /Total return amounts have not been annualized.
/(e) /Computed on an annualized basis.
/(f) /Period from June 30, 1999, date operations commenced, through October 31,
  1999.
/(g) /Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996.
See accompanying notes.

                                      213

Notes

Notes

Notes